                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-7450

                             CITISTREET FUNDS, INC.
                             ----------------------
               (Exact name of registrant as specified in charter)

                   Two Tower Center, East Brunswick, NJ 08816
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Paul S. Feinberg, Esq.
                                    President
                             CitiStreet Funds, Inc.
                                Two Tower Center
                        East Brunswick, New Jersey 08816
                        --------------------------------
                     (Name and address of agent for service)

                                    Copy To:
                              Christopher E. Palmer
                               Goodwin Proctor L.L.P.
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001
                            ------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 732-514-2000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM  1. Schedule of Investments

      The Registrant's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / International Stock Fund / September 30, 2004
(Unaudited)

Shares                                                                  Value
------                                                               -----------
COMMON STOCKS -- 95.7%

ADVERTISING -- 0.2%
       88,401 WPP Group Plc. ......................                  $   823,093
                                                                     -----------

APPAREL & TEXTILES-- 0.3%
       22,118 LVMH Moet Hennessy Louis Vuitton SA
                  # ...............................                    1,476,245
                                                                     -----------
AUTOMOTIVE -- 4.2%
       59,675 Bayerische Motoren Werke AG .........                    2,452,758
       32,000 Bridgestone Corp. ...................                      593,856
       22,814 DaimlerChrysler AG ..................                      940,532
       89,600 Honda Motor Co., Ltd. # .............                    4,341,976
       33,969 Renault SA # ........................                    2,777,620
      171,600 TI Automotive, Ltd. (a)* ............                            0
      182,900 Toyota Motor Corp. ..................                    7,004,292
                                                                     -----------
                                                                      18,111,034
                                                                     -----------
BANKING -- 17.9%
      138,916 ABN AMRO Holding NV .................                    3,155,006
      296,628 Allied Irish Banks Plc. .............                    4,939,411
      263,282 Australia & New Zealand Banking
              Group, Ltd. .........................                    3,626,771
      237,677 Banco Santander Central Hispano SA
                  # ...............................                    2,319,765
       32,094 Bank of Ireland .....................                      432,004
      348,000 Bank of Yokohama, Ltd. * ............                    1,869,559
      368,343 Barclays Plc. .......................                    3,532,927
      173,817 BNP Paribas # .......................                   11,223,539
       59,104 Credit Agricole SA ..................                    1,611,697
       76,892 Credit Suisse Group .................                    2,456,722
       20,324 Deutsche Bank AG ....................                    1,460,484
       66,220 Fortis #* ...........................                    1,573,857
       81,200 Hang Seng Bank, Ltd. ................                    1,077,724
      265,442 HBOS Plc. ...........................                    3,583,562
          307 Mitsubishi Tokyo Financial Group,
                  Inc .............................                    2,560,307
      230,000 Mitsui Trust Holdings, Inc. .........                    1,454,032
       47,512 National Australia Bank, Ltd. .......                      928,397
      164,650 Nordea Bank AB ......................                    1,344,404
      102,000 Oversea-Chinese Banking Corp. .......                      847,855
       14,723 Royal Bank of Canada # ..............                      697,604
      283,993 Royal Bank Scotland Group Plc. ......                    8,214,738
      351,667 Sanpaolo IMI SpA # ..................                    3,969,444
        1,006 Sumitomo Mitsui Financial Group,
                  Inc. # ..........................                    5,751,441
       63,858 UBS AG ..............................                    4,500,395
      393,807 UniCredito Italiano SpA # ...........                    1,985,380
      295,000 United Overseas Bank, Ltd. ..........                    2,399,584
                                                                     -----------
                                                                      77,516,609
                                                                     -----------
BUILDING & CONSTRUCTION -- 3.1%
      236,000 Asahi Glass Co., Ltd. ...............                    2,148,083
       79,796 Bouygues # ..........................                    2,992,418
       20,816 CRH Plc. ............................                      493,702
      245,668 CRH Plc. ............................                    5,872,372
       41,164 James Hardie Industries NV ..........                      171,723
       16,558 Lafarge SA # ........................                    1,448,515
       15,452 Travis Perkins Plc. .................                      401,555
                                                                     -----------
                                                                      13,528,368
                                                                     -----------
BUSINESS SERVICES & SUPPLIES -- 2.1%
      125,100 Canon, Inc. .........................                    5,880,648
      164,000 Ricoh Co., Ltd. # ...................                    3,088,162
                                                                     -----------
                                                                       8,968,810
                                                                     -----------
CHEMICALS -- 1.9%
       41,727 Bayer AG ............................                    1,140,956
      181,850 BOC Group Plc. ......................                    2,909,189
       39,400 Shin-Etsu Chemical Co., Ltd. ........                    1,415,890
      217,000 Sumitomo Chemical Co., Ltd. .........                    1,027,941
      174,911 Yara International ASA * ............                    1,857,936
                                                                     -----------
                                                                       8,351,912
                                                                     -----------
COMMERCIAL SERVICES -- 0.1%
       64,000 Toppan Printing Co., Ltd. # .........                      627,832
                                                                     -----------
COMPUTERS & INFORMATION -- 0.3%
      195,000 Fujitsu, Ltd. # .....................                    1,127,229
                                                                     -----------
COSMETICS & PERSONAL CARE -- 0.8%
       19,000 Kao Corp. # .........................                      419,847
       44,161 L'Oreal SA # ........................                    2,892,648
                                                                     -----------
                                                                       3,312,495
                                                                     -----------
DISTRIBUTION & WHOLESALE -- 1.1%
       99,000 Esprit Holdings, Ltd. ...............                      506,546
      366,000 Li & Fung, Ltd. .....................                      523,320
      208,000 Sumitomo Corp. ......................                    1,547,802
      116,163 Wolseley Plc. .......................                    1,983,426
                                                                     -----------
                                                                       4,561,094
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
      160,000 Nomura Holdings, Inc. # .............                    2,054,540
      185,500 Swire Pacific, Ltd. .................                    1,290,490
      201,217 Tomkins Plc. ........................                      964,977
                                                                     -----------
                                                                       4,310,007
                                                                     -----------
ELECTRICAL EQUIPMENT -- 0.9%
      311,000 Hitachi, Ltd. .......................                    1,879,632
      406,500 Johnson Electric Holdings, Ltd. # ...                      398,780
      147,000 Mitsubishi Electric Corp. ...........                      697,681
      119,000 Sumitomo Electric Industries, Ltd.
                  # ...............................                    1,056,146
                                                                     -----------
                                                                       4,032,239
                                                                     -----------
ELECTRONICS -- 2.5%
       63,800 Fanuc, Ltd. .........................                    3,358,047
      205,800 Flextronics International, Ltd. * ...                    2,726,850
      179,633 Koninklijke Philips Electronics NV ..                    4,113,214
        6,600 Murata Manufacturing Co., Ltd. # ....                      317,437
       12,000 Secom Co., Ltd. .....................                      417,079
                                                                     -----------
                                                                      10,932,627
                                                                     -----------
ENTERTAINMENT & LEISURE -- 0.6%
       32,393 Carnival Plc. .......................                    1,592,749
        9,900 Nintendo Co., Ltd. ..................                    1,211,053
                                                                     -----------

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / International Stock Fund / September 30, 2004 (Unaudited) (continued)

Shares                                                                  Value
------                                                               -----------
                                                                       2,803,802
                                                                     -----------
FOOD, BEVERAGE & TOBACCO -- 7.7%
      101,053 British American Tobacco Plc. ......                     1,464,833
      163,480 Cadbury Schweppes Plc. .............                     1,257,361
       36,760 Carrefour SA # .....................                     1,728,642
      181,626 Compass Group Plc. .................                       724,758
      270,910 Diageo Plc. ........................                     3,382,833
       54,286 Heineken NV # ......................                     1,634,010
          228 Japan Tobacco, Inc. ................                     1,907,673
       18,094 Koninklijke Ahold NV * .............                       115,487
       31,444 Metro AG #* ........................                     1,402,908
       31,201 Nestle SA ..........................                     7,154,529
       57,697 Royal Numico NV * ..................                     1,836,984
    1,391,874 Tesco Plc. # .......................                     7,185,086
       17,630 Unilever NV # ......................                     1,014,040
      289,523 Unilever Plc. ......................                     2,356,463
                                                                     -----------
                                                                      33,165,607
                                                                     -----------
FOREST PRODUCTS & PAPER -- 0.8%
      142,511 Stora Enso Oyj .....................                     1,925,358
       75,319 UPM-Kymmene Oyj ....................                     1,433,775
                                                                     -----------
                                                                       3,359,133
                                                                     -----------
HEALTHCARE -- 1.8%
       19,000 Hoya Corp. .........................                     1,991,470
       51,345 Luxottica Group SpA ................                       919,385
      538,351 Smith & Nephew Plc. ................                     4,949,207
                                                                     -----------
                                                                       7,860,062
                                                                     -----------
HOTELS & RESTURANTS -- 0.4%
       35,666 Enterprise Inns Plc. ...............                       367,905
       97,542 Intercontinental Hotels Group Plc. .                     1,109,439
       28,784 Whitbread Plc. .....................                       429,225
                                                                     -----------
                                                                       1,906,569
                                                                     -----------
HOUSEHOLD PRODUCTS -- 1.4%
       24,899 Electrolux AB Class B ..............                       454,449
       54,000 Matsushita Electric Industrial Co.,
                  Ltd. # .........................                       720,849
       95,800 Sony Corp. # .......................                     3,268,824
      174,000 Toto, Ltd. # .......................                     1,511,121
                                                                     -----------
                                                                       5,955,243
                                                                     -----------
INDUSTRIAL MACHINERY -- 1.4%
       21,129 Atlas Copco AB # ...................                       811,873
      421,000 Komatsu, Ltd. # ....................                     2,704,914
        9,300 Nidec Corp. ........................                       940,170
        6,590 Schneider Electric SA # ............                       425,932
       59,100 THK Co., Ltd. # ....................                       993,805
                                                                     -----------
                                                                       5,876,694
                                                                     -----------
INSURANCE -- 5.5%
      201,311 AXA ................................                     4,072,141
      349,031 ING Groep NV .......................                     8,806,877
           75 Millea Holdings, Inc. ..............                       966,469
      465,000 Mitsui Sumitomo Insurance Co., Ltd.                      3,835,791
      138,893 Prudential Plc. ....................                     1,132,352
       61,681 Swiss Reinsurance ..................                     3,553,241
       11,785 Zurich Financial Services AG * .....                     1,681,884
                                                                     -----------
                                                                      24,048,755
                                                                     -----------
MANUFACTURING -- 1.8%
       31,000 Fuji Photo Film Co., Ltd. ..........                     1,018,377
       78,134 Siemens AG .........................                     5,744,726
       78,357 Smiths Group Plc. ..................                     1,052,175
                                                                     -----------
                                                                       7,815,278
                                                                     -----------
METALS & MINING -- 1.3%
      133,200 Assa Abloy AB Class B ..............                     1,667,970
      167,000 Nippon Steel Corp. .................                       397,060
      134,690 Rio Tinto Plc. .....................                     3,622,101
                                                                     -----------
                                                                       5,687,131
                                                                     -----------
MULTIMEDIA -- 2.3%
       59,215 British Sky Broadcasting Plc. ......                       513,571
      343,299 News Corp., Ltd. # .................                     2,836,917
      104,687 Reed Elsevier NV ...................                     1,348,049
      451,452 Reed Elsevier Plc. .................                     3,962,413
       52,038 VNU NV .............................                     1,337,596
                                                                     -----------
                                                                       9,998,546
                                                                     -----------
OIL & GAS -- 8.8%
      328,132 BG Group Plc. ......................                     2,203,073
    1,026,423 BP Plc. ............................                     9,798,402
      524,838 Ente Nazionale Idrocarburi SpA .....                    11,756,986
       30,200 Schlumberger, Ltd. .................                     2,033,400
       60,969 Total SA # .........................                    12,416,155
                                                                     -----------
                                                                      38,208,016
                                                                     -----------
PHARMACEUTICALS -- 10.0%
       21,830 Altana AG ..........................                     1,269,982
       61,507 AstraZeneca Plc. ...................                     2,521,153
       73,800 Eisai Co., Ltd. # ..................                     2,009,166
      383,932 GlaxoSmithKline Plc. ...............                     8,275,085
      160,879 Novartis AG ........................                     7,507,042
       26,190 Novo-Nordisk A/S Class B ...........                     1,433,512
       56,467 Roche Holding AG ...................                     5,840,243
       39,000 Sankyo Co., Ltd. # .................                       824,629
       94,598 Sanofi-Aventis # ...................                     6,860,077
       22,326 Schering AG ........................                     1,409,730
       59,000 Shionogi & Co., Ltd. # .............                       845,419
      100,000 Takeda Pharmaceutical Co., Ltd. # ..                     4,537,411
                                                                     -----------
                                                                      43,333,449
                                                                     -----------
REAL ESTATE -- 1.7%
      111,624 Cheung Kong Holdings, Ltd. .........                       959,055
      260,000 Henderson Land Development Co.,
                  Ltd. # .........................                     1,243,636
      566,680 Sun Hung Kai Properties, Ltd. ......                     5,341,171
                                                                     -----------
                                                                       7,543,862
                                                                     -----------
RETAIL -- 1.5%
       72,929 GUS Plc. ...........................                     1,187,816
      294,252 Kingfisher Plc. ....................                     1,641,455
       28,579 Next Plc. ..........................                       844,578
        4,314 Pinault-Printemps-Redoute SA #* ....                       396,143
       78,000 Seven-Eleven Japan Co., Ltd. .......                     2,229,684

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / International Stock Fund / September 30, 2004 (Unaudited) (continued)

Shares                                                                 Value
------                                                             -------------
        4,931 Shoppers Drug Mart Corp. * .......                         133,286
                                                                   -------------
                                                                       6,432,962
                                                                   -------------
SEMICONDUCTORS -- 0.8%
      114,332 ASML Holding NV * ................                       1,470,828
        9,000 Rohm Co., Ltd. ...................                         904,941
    5,061,000 Semiconductor Manufacturing
                  International Corp. #* .......                       1,005,956
                                                                   -------------
                                                                       3,381,725
                                                                   -------------
SOFTWARE -- 0.9%
      189,543 Sage Group Plc. ..................                         556,543
       21,400 SAP AG ...........................                       3,324,339
                                                                   -------------
                                                                       3,880,882
                                                                   -------------
TELECOMMUNICATIONS -- 6.4%
      191,795 BT Group Plc. ....................                         623,897
       97,239 France Telecom ...................                       2,422,176
          725 Nippon Telegraph & Telephone Corp.
                  # ............................                       2,888,289
      171,198 Nokia Oyj ........................                       2,355,443
          560 NTT DoCoMo, Inc. .................                         950,315
      104,298 Royal KPN NV .....................                         780,958
      737,155 Telecom Italia SpA # .............                       2,274,675
      367,450 Telefonica SA ....................                       5,498,187
    4,163,007 Vodafone Group Plc. ..............                       9,963,438
                                                                   -------------
                                                                      27,757,378
                                                                   -------------
TRANSPORTATION -- 1.0%
          126 East Japan Railway Co. # .........                         651,754
      147,112 TPG NV ...........................                       3,593,243
                                                                   -------------
                                                                       4,244,997
                                                                   -------------
UTILITIES- ELECTRIC -- 3.0%
      102,081 E.On AG ..........................                       7,529,490
      100,697 Endesa SA # ......................                       1,916,871
       64,358 National Grid Transco Plc. .......                         543,035
       37,191 RWE AG ...........................                       1,777,081
       83,687 Scottish & Southern Energy Plc. ..                       1,179,782
                                                                   -------------
                                                                      12,946,259
                                                                   -------------
UTILITIES- GAS -- 0.2%
      205,606 Centrica Plc. ....................                         933,933
                                                                   -------------
TOTAL COMMON STOCKS
   (Cost $374,328,231) .........................                     414,819,877
                                                                   -------------
DEPOSITORY RECEIPTS -- 1.6%

AIRLINES -- 0.1%
       13,013 Ryanair Holdings Plc. (ADR)#* ....                         379,979
                                                                   -------------
ELECTRICAL EQUIPMENT -- 0.6%
       21,320 Samsung Electronics Co., Ltd.
                  (GDR)(b) .....................                       2,782,260
                                                                   -------------
SEMICONDUCTORS -- 0.9%
      512,527 Taiwan Semiconductor Manufacturing
                  Co., Ltd. (ADR) ..............                       3,659,443
                                                                   -------------
TOTAL DEPOSITORY RECEIPTS
   (Cost $7,239,315) ...........................                       6,821,682
                                                                   -------------
SHORT TERM INVESTMENTS -- 24.4%

COLLATERAL FOR SECURITIES ON LOAN -- 22.0%
   95,331,327 State Street Navigator Securities
                  Lending Prime Portfolio, 1.63%
                  (c)(d)(e) ....................                      95,331,327
                                                                   -------------
MUTUAL FUNDS -- 2.4%
   10,184,835 Goldman Sachs Prime Obligations
                  Fund 1.51% (c) ...............                      10,184,835
                                                                   -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $105,516,161) .........................                     105,516,162
                                                                   -------------
TOTAL INVESTMENTS -- 121.7%
   (Cost $487,083,707) .........................                     527,157,721
Other assets in excess of
   liabilities-- (21.7)% .......................                     (93,833,743)
                                                                   -------------
TOTAL NET ASSETS -- 100.0% ......................                  $ 433,323,978
                                                                   =============

NOTES TO THE PORTFOLIO OF INVESTMENTS:

* - Non-income producing security.

# - Represents security, or portion there of, on loan as of September 30, 2004.

(a) - Security is fair valued.

(b) - 144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(c) - Rate quoted represents the seven day yield of the Fund.

(d) - Represents an affiliated issuer.

(e) - Represents security purchased with cash collateral for securities on loan. The market value of securities on loan, as of September 30, 2004, was $90,533,288.

(f) - At September 30, 2004, the cost of securities for Federal income tax purposes for the Fund was substantially similar.

SECURITY ABBREVIATIONS:
ADR - American Depository Receipts
GDR - Global Depository Receipts

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004
(Unaudited)

Shares                                                                                    Value
-------------------------------------------------------------                         ---------------
COMMON STOCKS -- 97.3%
ADVERTISING -- 0.3%
       2,097 Advo, Inc.......................................                         $        64,881
       3,226 Catalina Marketing Corp.........................                                  74,456
       2,633 Getty Images, Inc. #* ..........................                                 145,605
          56 Grey Global Group, Inc. # ......................                                  55,720
       3,914 Harte-Hanks, Inc................................                                  97,889
          28 Marchex, Inc. Class B#* ........................                                     349
       1,347 RH Donnelley Corp. * ...........................                                  66,488
       1,915 Sitel Corp. * ..................................                                   4,136
       1,176 Valuevision Media, Inc. * ......................                                  15,747
      29,990 Ventiv Health, Inc. #* .........................                                 508,331
                                                                                      ---------------
                                                                                            1,033,602
                                                                                      ---------------

AEROSPACE & DEFENSE -- 1.3%
       2,105 AAR Corp. #* ...................................                                  26,207
      26,963 Alliant Techsystems, Inc. * ....................                               1,631,262
       1,784 Armor Holdings, Inc. * .........................                                  74,232
       2,541 BE Aerospace, Inc. #* ..........................                                  23,123
       1,319 Curtiss-Wright Corp. # .........................                                  75,486
       1,550 DRS Technologies, Inc. * .......................                                  58,032
         373 Ducommun, Inc. * ...............................                                   8,337
         885 EDO Corp. # ....................................                                  24,559
      20,869 Engineered Support Systems, Inc. # .............                                 952,461
       1,380 Esterline Technologies Corp. #* ................                                  42,214
       2,675 GenCorp., Inc. # ...............................                                  36,246
       7,309 Goodrich Corp...................................                                 229,210
         965 Heico Corp. # ..................................                                  17,061
      45,691 Herley Industries, Inc. #* .....................                                 853,965
      23,277 Innovative Solutions & Support, Inc. * .........                                 570,985
       1,292 Kaman Corp......................................                                  15,427
       1,660 Moog, Inc. * ...................................                                  60,258
        400  MTC Technologies, Inc. * .......................                                  11,052
       3,352 Orbital Sciences Corp. #* ......................                                  38,280
        254  Sequa Corp. * ..................................                                  13,261
       2,215 Teledyne Technologies, Inc. * ..................                                  55,464
       5,712 Titan Corp. * ..................................                                  79,797
         933 Triumph Group, Inc. #* .........................                                  31,563
       2,886 United Defense Industries, Inc. * ..............                                 115,411
         639 United Industrial Corp..........................                                  21,017
                                                                                      ---------------
                                                                                            5,064,910
                                                                                      ---------------

AIRLINES -- 0.6%
       5,335 Airtran Holdings, Inc. #* ......................                                  53,137
       1,663 Alaska Air Group, Inc. #* ......................                                  41,209
       2,199 America West Holdings Corp. Class B#* ..........                                  11,875
       9,835 AMR Corp. #* ...................................                                  72,090
      39,191 Continental Airlines, Inc. Class B#* ...........                                 333,907
     103,807 Delta Air Lines, Inc. #* .......................                                 341,525
      14,662 ExpressJet Holdings, Inc. #* ...................                                 146,767
     161,401 FLYi, Inc. #* ..................................                                 631,078
       2,269 Frontier Airlines, Inc. #* .....................                                  17,426
       5,597 JetBlue Airways Corp. #* .......................                                 117,089
       1,688 Mesa Air Group, Inc. #* ........................                                   8,609
       4,288 Northwest Airlines Corp. #* ....................                                  35,204
      30,517 Pinnacle Airlines Corp. #* .....................                                 308,222
       3,926 Skywest, Inc....................................                                  59,086
                                                                                      ---------------
                                                                                            2,177,224
                                                                                      ---------------

APPAREL & TEXTILES -- 1.6%
         500 Angelica Corp. # ...............................                                  12,440
         341 Carter's, Inc. #* ..............................                                   9,442
         198 Cherokee, Inc...................................                                   4,724
         955 Columbia Sportswear Co. #* .....................                                  52,047
      18,958 Deckers Outdoor Corp. #* .......................                                 644,572
       1,478 DHB Industries, Inc. * .........................                                  20,988
       1,121 G&K Services, Inc...............................                                  44,549
       1,107 Guess ?, Inc. * ................................                                  19,716
       1,843 Gymboree Corp. * ...............................                                  26,539
       1,189 Hartmarx Corp. * ...............................                                   8,822
       1,624 K-Swiss, Inc. # ................................                                  31,262
       1,721 Kellwood Co. # .................................                                  62,730
       6,830 Liz Claiborne, Inc..............................                                 257,628
      28,773 Oshkosh B'Gosh, Inc. # .........................                                 581,215
         857 Oxford Industries, Inc. # ......................                                  31,923
         141 Perry Ellis International, Inc. #* .............                                   3,171
       1,691 Phillips-Van Heusen ............................                                  37,675
       2,545 Polo Ralph Lauren Corp..........................                                  92,562
      55,790 Quiksilver, Inc. * .............................                               1,418,182
       3,426 Reebok International, Ltd.......................                                 125,803
       1,578 Russell Corp....................................                                  26,574
       1,157 Skechers U.S.A., Inc. #* .......................                                  16,800
         594 Steven Madden Ltd. #* ..........................                                  10,484
       2,329 Stride Rite Corp................................                                  23,872
       1,250 Timberland Co. * ...............................                                  71,000
         670 Unifirst Corp...................................                                  19,162
     115,453 Warnaco Group, Inc. #* .........................                               2,566,520
          22 Weyco Group, Inc. # ............................                                     814
       2,712 Wolverine World Wide, Inc.......................                                  68,342
                                                                                      ---------------
                                                                                            6,289,558
                                                                                      ---------------

AUTOMOTIVE -- 0.7%
         766 Aftermarket Technology Corp. #* ................                                   9,636
       2,637 American Axle & Manufacturing Holdings, Inc.....                                  77,159
       4,273 ArvinMeritor, Inc. # ...........................                                  80,119
         403 ASV, Inc. #* ...................................                                  15,084
       5,809 Autoliv, Inc....................................                                 234,684
         797 Bandag, Inc. # .................................                                  34,909
       3,480 BorgWarner, Inc.................................                                 150,649
       1,677 Collins & Aikman Corp. #* ......................                                   7,010
       3,868 Cooper Tire & Rubber Co.........................                                  78,018
      10,099 Dana Corp.......................................                                 178,651
       1,400 Exide Technologies * ...........................                                  22,190
       9,000 Goodyear Tire & Rubber Co. #* ..................                                  96,660
       2,328 Hayes Lemmerz International, Inc. * ............                                  23,653
         763 Keystone Automotive Industries, Inc. * .........                                  16,786
      27,000 McLeod U.S.A., Inc. (a)* .......................                                       0
       1,593 Modine Manufacturing Co. # .....................                                  47,965
       3,776 Navistar International Corp. #* ................                                 140,429
          90 Noble International, Ltd. ......................                                   1,644

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004 (Unaudited) (continued)

Shares                                                                                        Value
-------------------------------------------------------------                               ---------
      15,666 Oshkosh Truck Corp. # ..........................                                 893,902
         423 Standard Motor Products, Inc. # ................                                   6,392
       3,619 Strattec Security Corp. * ......................                                 225,319
       1,450 Superior Industries International # ............                                  43,428
       2,691 Tenneco Automotive, Inc. * .....................                                  35,252
       3,594 Tower Automotive, Inc. #* ......................                                   7,511
       1,477 TRW Automotive Holdings Corp. * ................                                  27,841
       7,699 Visteon Corp. # ................................                                  61,515
       1,854 Wabash National Corp. #* .......................                                  50,929
                                                                                            ---------
                                                                                            2,567,335
                                                                                            ---------

BANKING -- 4.6%
         703 1st Source Corp. ................................                                  18,025
         500 ABC Bancorp # ..................................                                  10,085
         854 Alabama National BanCorp # .....................                                  51,129
       1,756 Amcore Financial, Inc. # .......................                                  49,835
         660 AmericanWest Bancorp #* ........................                                  12,448
         641 Arrow Financial Corp. # ........................                                  19,233
       6,626 Associated Banc-Corp. # ........................                                 212,496
         283 Bancfirst Corp. # ..............................                                  18,146
         196 Bancorp Bank ...................................                                   3,989
       4,596 Bancorpsouth, Inc. #* ..........................                                 105,662
         400 BancTrust Financial Group, Inc. # ..............                                   7,520
         797 Bank of Granite Corp. # ........................                                  15,470
       3,249 Bank of Hawaii Corp. ...........................                                 153,515
      16,242 Bank of The Ozarks, Inc. # .....................                                 482,875
         549 Banner Corp. ...................................                                  16,141
       1,142 BOK Financial Corp. * ..........................                                  50,945
      15,628 Boston Private Financial Holdings, Inc. # ......                                 390,075
         400 Bryn Mawr Bank Corp. # .........................                                   8,032
         500 Camden National Corp. # ........................                                  17,255
         603 Capital City Bank Group, Inc. # ................                                  23,342
         300 Capital Corp. of the West # ....................                                  12,900
          40 Capital Crossing Bank #* .......................                                   1,018
         600 Capitol Bancorp, Ltd. # ........................                                  17,604
      20,425 Cascade Bancorp # ..............................                                 396,245
      32,926 Cathay General Bancorp, Inc. # .................                               1,224,518
         400 Center Financial Corp. # .......................                                   7,608
         581 Central Coast Bancorp #* .......................                                  11,852
       2,076 Central Pacific Financial Corp. # ..............                                  57,132
         208 Century Bancorp, Inc. # ........................                                   6,604
       1,613 Chemical Financial Corp. # .....................                                  58,907
       2,941 Chittenden Corp. ...............................                                  80,142
       2,926 Citizens Banking Corp. .........................                                  95,300
         525 City Bank # ....................................                                  18,364
       1,134 City Holding Co. # .............................                                  37,297
       2,505 City National Corp. # ..........................                                 162,700
         677 Coastal Financial Corp. ........................                                   9,783
         967 CoBiz, Inc. # ..................................                                  15,984
       8,408 Colonial BancGroup, Inc. .......................                                 171,944
         300 Columbia Bancorp # .............................                                   8,742
       1,007 Columbia Banking Systems, Inc. # ...............                                  23,957
       3,586 Commerce Bancshares, Inc. ......................                                 172,451
       1,624 Community Bank System, Inc. # ..................                                  40,811
         739 Community Banks, Inc. ..........................                                  21,424
       2,343 Community First Bankshares, Inc. ...............                                  75,117
         883 Community Trust Bancorp, Inc. ..................                                  27,444
         992 Corus Bankshares, Inc. .........................                                  42,785
       3,125 Cullen/Frost Bankers, Inc. .....................                                 145,219
       2,439 CVB Financial Corp. # ..........................                                  54,195
      23,468 East-West Bancorp, Inc. # ......................                                 788,290
         413 Farmers Capital Bank Corp. # ...................                                  14,166
         428 Financial Institutions, Inc. ...................                                   9,591
         485 First Bancorp (North Carolina) # ...............                                  16,354
       1,981 First Bancorp (Puerto Rico) ....................                                  95,682
       1,005 First Busey Corp. # ............................                                  19,206
       2,088 First Charter Corp. # ..........................                                  50,467
         383 First Citizens BancShares, Inc. ................                                  45,194
       4,718 First Commonwealth Financial Corp. # ...........                                  64,212
         788 First Community Bancorp, Inc. # ................                                  32,308
         659 First Community Bancshares, Inc. # .............                                  21,648
       2,037 First Financial Bancorp # ......................                                  34,792
         900 First Financial Bankshares, Inc. # .............                                  36,144
         980 First Financial Corp. ..........................                                  30,792
         831 First Indiana Corp. ............................                                  16,703
       1,219 First Merchants Corp. ..........................                                  30,050
       3,078 First Midwest Bancorp, Inc. ....................                                 106,376
       3,215 First National Bankshares of Florida, Inc. .....                                  78,928
         450 First Oak Brook Bancshares, Inc. ...............                                  13,878
         150 First of Long Island Corp. .....................                                   6,402
         786 First Republic Bank ............................                                  36,156
         400 First State Bancorporation .....................                                  12,612
       5,372 FirstMerit Corp. ...............................                                 141,310
       3,122 FNB Corp. (Pennsylvania) # .....................                                  69,090
         443 FNB Corp. (Virginia) # .........................                                  11,722
       4,012 Fremont General Corp. # ........................                                  92,878
       9,239 Frontier Financial Corp. # .....................                                 326,137
       7,571 Fulton Financial Corp. # .......................                                 162,019
         375 GB&T Bancshares, Inc. # ........................                                   8,272
         577 German American Bancorp # ......................                                   9,717
       1,416 Glacier Bancorp, Inc. ..........................                                  41,291
       2,276 Gold Banc Corp., Inc. # ........................                                  30,703
         674 Great Southern Bancorp, Inc. # .................                                  21,062
       3,063 Greater Bay Bancorp # ..........................                                  88,061
       1,862 Hancock Holding Co. ............................                                  59,193
      10,883 Hanmi Financial Corp. # ........................                                 328,667
       1,691 Harleysville National Corp. # ..................                                  41,446
         600 Heartland Financial U.S.A., Inc. # .............                                  11,070
       9,615 Hibernia Corp. .................................                                 253,932
       2,758 Hudson United Bancorp ..........................                                 101,632
         485 IBERIABANK Corp. # .............................                                  27,994
      16,962 Independent Bank Corp. (Massachusetts) # .......                                 524,295
       1,216 Independent Bank Corp. (Michigan) ..............                                  32,832
         980 Integra Bank Corp. # ...........................                                  21,266
         813 Interchange Financial Services Corp. ...........                                  19,488
       2,106 International Bancshares Corp. .................                                  77,395
       4,033 Investors Financial Services Corp ..............                                 182,009
       1,138 Irwin Financial Corp. # ........................                                  29,383
         693 Lakeland Bancorp, Inc. .........................                                  11,393
         300 Lakeland Financial Corp. .......................                                  10,170

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004 (Unaudited) (continued)

Shares                                                                                       Value
------------------------------------------------------------------                         ----------
         540 Macatawa Bank Corp. # ................................                            15,147
         964 Main Street Banks, Inc. ..............................                            29,498
         495 MainSource Financial Group, Inc. # ...................                            10,147
       1,057 MB Financial Corp. ...................................                            41,899
         928 MBT Financial Corp. # ................................                            18,217
         315 Mercantile Bank Corp. # ..............................                            10,975
       4,891 Mercantile Bankshares Corp. ..........................                           234,572
       1,706 Mid-State Bancshares # ...............................                            43,895
         577 Midwest Banc Holdings, Inc. # ........................                            11,090
      43,048 Nara Bancorp, Inc. # .................................                           867,417
       1,759 National Penn Bancshares, Inc. # .....................                            56,235
         400 NBC Capital Corp. ....................................                            10,248
       2,305 NBT Bancorp, Inc. ....................................                            54,006
      13,453 Northrim BanCorp, Inc. ...............................                           293,948
       4,380 Old National Bancorp # ...............................                           108,799
         760 Old Second Bancorp, Inc. # ...........................                            21,257
         582 Omega Financial Corp. # ..............................                            20,137
         969 Oriental Financial Group # ...........................                            26,221
      15,020 Pacific Capital BanCorp. .............................                           444,292
         809 Park National Corp. # ................................                           102,929
         484 Peapack Gladstone Financial Corp. # ..................                            14,689
         484 Pennrock Financial Services Corp. # ..................                            13,436
         640 Peoples Bancorp, Inc. # ..............................                            16,845
         450 Peoples Holding Co. ..................................                            14,647
         900 PrivateBancorp, Inc. .................................                            24,264
         926 Prosperity Bancshares, Inc. # ........................                            24,743
       2,116 Provident Bankshares Corp. ...........................                            70,992
      26,864 R&G Financial Corp. Class B ..........................                         1,038,294
         544 Republic Bancorp, Inc. (Kentucky) ....................                            12,621
       3,895 Republic Bancorp, Inc. (Michigan) ....................                            59,983
         921 Riggs National Corp. # ...............................                            20,446
         257 Royal Bancshares of Pennsylvania .....................                             6,237
       1,376 S&T Bancorp, Inc. # ..................................                            49,137
         987 Sandy Spring Bancorp, Inc. ...........................                            32,275
         427 Santander BanCorp. ...................................                            10,675
         440 SCBT Financial Corp. .................................                            12,980
         691 Seacoast Banking Corp. of Florida ....................                            14,760
         203 Security Bank Corp. ..................................                             7,105
         173 Signature Bank * .....................................                             4,628
      19,947 Silicon Valley Bancshares #* .........................                           741,430
       1,057 Simmons First National Corp. # .......................                            27,038
       6,286 Sky Financial Group, Inc. # ..........................                           157,150
         179 Smithtown Bancorp, Inc. # ............................                             4,475
      38,334 South Financial Group, Inc. # ........................                         1,081,019
         505 Southern Community Financial Corp. # .................                             5,621
         551 Southside Bancshares, Inc. # .........................                            11,218
       4,376 Southwest Bancorp of Texas, Inc. .....................                            88,133
         600 Southwest Bancorp, Inc. ..............................                            13,230
         446 State Bancorp, Inc. ..................................                            10,102
         300 State Financial Services Corp. .......................                             8,232
         955 Sterling BanCorp. ....................................                            25,833
       2,921 Sterling Bancshares, Inc. # ..........................                            39,287
       1,482 Sterling Financial Corp. .............................                            39,777
         670 Suffolk BanCorp. .....................................                            20,214
         551 Sun Bancorp, Inc. * ..................................                            12,083
       2,941 Susquehanna Bancshares, Inc. .........................                            72,349
         570 SY Bancorp, Inc. # ...................................                            12,865
         182 Taylor Capital Group, Inc. # .........................                             4,368
       8,778 TCF Financial Corp. ..................................                           265,886
       1,510 Texas Capital Bancshares, Inc. * .....................                            27,406
       2,434 Texas Regional Bancshares, Inc. ......................                            75,673
         519 Tompkins Trustco, Inc. ...............................                            24,024
         600 Trico Bancshares # ...................................                            12,552
       5,098 Trustco Bank Corp. # .................................                            65,356
       2,893 Trustmark Corp. ......................................                            89,914
       2,811 UCBH Holdings, Inc. ..................................                           109,826
       1,054 UMB Financial Corp. ..................................                            50,244
       2,749 Umpqua Holdings Corp. # ..............................                            62,017
         400 Union Bankshares Corp. # .............................                            12,464
       2,585 United Bankshares, Inc. ..............................                            89,570
       1,800 United Community Banks, Inc. # .......................                            43,686
         560 Univest Corp. of Pennsylvania # ......................                            22,820
       1,330 Unizan Financial Corp. ...............................                            36,721
         845 USB Holding Co., Inc. ................................                            21,368
       6,052 Valley National BanCorp # ............................                           154,568
         381 Virginia Commerce Bancorp, Inc. #* ...................                            10,287
         400 Virginia Financial Group, Inc. .......................                            13,000
       4,533 W Holding Co., Inc. ..................................                            86,127
         895 Washington Trust Bancorp, Inc. .......................                            23,404
       3,180 Webster Financial Corp. ..............................                           157,060
       1,250 WesBanco, Inc. # .....................................                            36,350
       1,037 West Bancorporation # ................................                            17,359
       1,113 West Coast BanCorp. ..................................                            23,184
       1,992 Westamerica Bancorporation ...........................                           109,341
         315 Western Sierra Bancorp #* ............................                            10,486
       2,502 Whitney Holding Corp. ................................                           105,084
       4,099 Wilmington Trust Corp. ...............................                           148,425
      19,082 Wilshire Bancorp, Inc. #* ............................                           575,895
       1,409 Wintrust Financial Corp. # ...........................                            80,708
         578 Yardville National BanCorp. ..........................                            16,820
                                                                                           ----------
                                                                                           17,780,378
                                                                                           ----------

BIOTECHNOLOGY -- 2.0%
       4,001 Affymetrix, Inc. #* ..................................                           122,871
       1,700 Aksys, Ltd. #* .......................................                             8,075
      21,278 Alexion Pharmaceuticals, Inc. #* .....................                           383,004
       4,842 Applera Corp. - Celera Genomics Group #* .............                            56,603
     125,000 Arena Pharmaceuticals, Inc. #* .......................                           538,750
       3,113 Ariad Pharmaceuticals, Inc. #* .......................                            20,826
       4,324 Avant Immunotherapeutics, Inc. #* ....................                             7,394
       3,212 Axonyx, Inc. #* ......................................                            18,148
      10,000 Bio-Rad Laboratories, Inc. #* ........................                           511,000
       1,776 Cambrex Corp. # ......................................                            38,983
         532 CancerVax Corp. #* ...................................                             4,309
       2,405 Cell Genesys, Inc. #* ................................                            21,573
       2,806 Charles River Laboratories International, Inc. #* ....                           128,515
       1,516 Ciphergen Biosystems, Inc. #* ........................                             5,912
         150 Corgentech, Inc. #* ..................................                             2,561
       3,091 CuraGen Corp. #* .....................................                            17,000
       3,300 Curis, Inc. * ........................................                            14,685
      14,458 Cytogen Corp. #* .....................................                           152,387
      35,085 deCODE genetics, Inc. #* .............................                           264,190

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004 (Unaudited) (continued)

Shares                                                                                        Value
-------------------------------------------------------------------                         ---------
         834 Digene Corp. #* ......................................                            21,651
      31,781 Diversa Corp. #* .....................................                           265,371
       3,361 Encysive Pharmaceuticals, Inc. * .....................                            30,350
       1,528 Enzo Biochem, Inc. #* ................................                            22,920
       2,704 Enzon Pharmaceuticals, Inc. * ........................                            43,129
     172,900 Exact Sciences Corp. #* ..............................                           570,570
      47,529 Exelixis, Inc. #* ....................................                           383,084
       4,300 Genaera Corp. * ......................................                            16,813
       6,665 Genelabs Technologies #* .............................                            17,396
      22,628 Genencor International, Inc. #* ......................                           363,179
       2,603 Geron Corp. #* .......................................                            15,592
         183 GTx, Inc. #* .........................................                             2,134
     119,900 Human Genome Sciences, Inc. #* .......................                         1,308,109
       3,556 ICOS Corp. #* ........................................                            85,842
       2,275 Illumina, Inc. * .....................................                            13,445
       2,488 Immunogen, Inc. #* ...................................                            12,564
       2,838 Immunomedics, Inc. * .................................                             7,379
       4,763 Incyte Corp. #* ......................................                            45,868
       1,385 Integra LifeSciences Holdings Corp. #* ...............                            44,472
       1,759 InterMune, Inc. #* ...................................                            20,739
       3,220 Invitrogen Corp. * ...................................                           177,068
       1,369 Keryx Biopharmaceuticals, Inc. #* ....................                            15,319
       1,070 Kosan Biosciences, Inc. #* ...........................                             6,163
       4,391 Lexicon Genetics, Inc. * .............................                            28,937
       1,584 Lifecell Corp. #* ....................................                            15,840
         280 Marshall Edwards, Inc. * .............................                             2,485
       1,680 Martek Biosciences Corp. #* ..........................                            81,715
       1,726 Maxim Pharmaceuticals, Inc. #* .......................                             4,608
       1,458 Maxygen, Inc. * ......................................                            14,420
       3,087 Millipore Corp. * ....................................                           147,713
         192 Myogen, Inc. #* ......................................                             1,555
      29,281 Myriad Genetics, Inc. #* .............................                           500,705
         430 Nanogen, Inc. #* .....................................                             1,647
       5,134 Nektar Therapeutics #* ...............................                            74,340
       1,700 Neose Technologies, Inc. #* ..........................                            12,750
         939 Northfield Laboratories, Inc. #* .....................                            12,554
       3,726 Oscient Pharmaceuticals Corp. #* .....................                            13,227
       7,211 Peregrine Pharmaceuticals, Inc. #* ...................                            11,610
       2,454 Praecis Pharmaceuticals, Inc. * ......................                             5,399
       5,616 Protein Design Labs, Inc. #* .........................                           109,961
       1,500 Regeneration Technologies, Inc. #* ...................                            12,030
       2,334 Regeneron Pharmaceuticals, Inc. #* ...................                            20,259
       1,584 Seattle Genetics, Inc. #* ............................                            10,407
      18,605 Serologicals Corp. #* ................................                           434,055
       2,637 SuperGen, Inc. #* ....................................                            16,297
      17,254 Telik, Inc. #* .......................................                           384,764
         281 Tercica, Inc. #* .....................................                             2,529
       1,285 Third Wave Technologies, Inc. * ......................                             8,841
       2,089 Transkaryotic Therapies, Inc. #* .....................                            37,038
       5,290 Vertex Pharmaceuticals, Inc. #* ......................                            55,545
                                                                                            ---------
                                                                                            7,827,174
                                                                                            ---------

BUILDING & CONSTRUCTION -- 2.2%
         527 Aaon, Inc. #* ........................................                             9,170
       1,204 Apogee Enterprises, Inc. # ...........................                            15,568
         909 Beazer Homes USA, Inc. # .............................                            97,163
       1,000 Brookfield Homes Corp. ...............................                            26,350
       4,611 Champion Enterprises, Inc. #* ........................                            47,447
         875 Coachmen Industries, Inc. # ..........................                            13,808
       1,259 Comfort Systems USA, Inc. * ..........................                             8,309
         178 Dominion Homes, Inc. #* ..............................                             4,240
         360 Drew Industries, Inc. * ..............................                            12,906
      27,298 Dycom Industries, Inc. #* ............................                           774,990
       9,642 Eagle Materials, Inc. # ..............................                           687,475
       1,220 Elk Corp. ............................................                            33,867
         948 EMCOR Group, Inc. #* .................................                            35,664
      22,506 Fleetwood Enterprises, Inc. #* .......................                           341,641
       1,811 Florida Rock Industries, Inc. # ......................                            88,721
       5,150 Fluor Corp. ..........................................                           229,278
         767 Genlyte Group, Inc. * ................................                            49,387
       2,212 Granite Construction, Inc. # .........................                            52,867
       2,262 Hovnanian Enterprises, Inc. * ........................                            90,706
      17,649 Insituform Technologies, Inc. #* .....................                           329,507
       3,554 Jacobs Engineering Group, Inc. * .....................                           136,083
       2,170 KB Home # ............................................                           183,343
       2,159 Lafarge North America, Inc. ..........................                           101,236
         318 Layne Christensen Co. #* .............................                             4,792
       3,006 Lennox International, Inc. # .........................                            44,910
         957 Levitt Corp. .........................................                            22,451
       1,194 LSI Industries, Inc. .................................                            12,465
         686 M/I Homes, Inc. # ....................................                            29,114
       2,972 Martin Marietta Materials, Inc. ......................                           134,542
       1,413 MDC Holdings, Inc. ...................................                           103,290
         586 Meritage Corp. * .....................................                            46,060
       1,757 Monaco Coach Corp. # .................................                            38,039
       1,265 NCI Building Systems, Inc. #* ........................                            40,353
         325 NVR, Inc. * ..........................................                           179,075
         980 Palm Harbor Homes, Inc. #* ...........................                            16,513
       1,000 Perini Corp. * .......................................                            14,260
       1,523 Ryland Group, Inc. # .................................                           141,121
     118,484 Shaw Group, Inc. #* ..................................                         1,421,808
       8,044 Simpson Manufacturing Co., Inc. ......................                           508,381
         354 Skyline Corp. ........................................                            14,178
       2,263 Standard-Pacific Corp. ...............................                           127,565
         714 Technical Olympic USA, Inc. # ........................                            20,163
       1,421 Texas Industries, Inc. # .............................                            73,096
      26,081 Thor Industries, Inc. # ..............................                           690,364
       3,174 Toll Brothers, Inc. * ................................                           147,051
       5,003 Trex Co., Inc. #* ....................................                           221,533
         128 U.S.Concrete, Inc. * .................................                               791
       1,009 Universal Forest Products, Inc. # ....................                            34,508
       1,967 URS Corp. * ..........................................                            52,480
       2,363 USG Corp. #* .........................................                            43,077
       1,600 Washington Group International, Inc. #* ..............                            55,392
       2,100 WCI Communities, Inc. * ..............................                            48,930
         300 William Lyon Homes, Inc. #* ..........................                            26,670
      19,119 Winnebago Industries # ...............................                           662,282
       2,701 York International Corp. .............................                            85,325
                                                                                            ---------
                                                                                            8,430,305
                                                                                            ---------

BUSINESS SERVICES & SUPPLIES -- 1.5%
       1,356 Administaff, Inc. * ..................................                            15,865
         838 CDI Corp. ............................................                            17,179
         498 Compx International, Inc. #* .........................                             7,968

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004 (Unaudited) (continued)

Shares                                                                                        Value
-------------------------------------------------------------------                        ----------
       1,300 Cross Country Healthcare, Inc. #* ....................                            20,150
       2,299 Exult, Inc. #* .......................................                            12,093
         200 General Binding Corp. #* .............................                             2,808
       1,476 Gevity HR, Inc. ......................................                            22,701
      16,491 Global Imaging Systems, Inc. #* ......................                           512,540
       3,924 Heidrick & Struggles International, Inc. #* ..........                           113,090
       4,444 Herman Miller, Inc. # ................................                           109,544
       1,900 Hewitt Associates, Inc. #* ...........................                            50,274
       3,600 HNI Corp. ............................................                           142,488
         631 Hudson Highland Group, Inc. #* .......................                            18,419
     130,096 IKON Office Solutions, Inc. ..........................                         1,563,754
       1,000 Imagistics International, Inc. * .....................                            33,600
      98,884 Interface, Inc. #* ...................................                           793,050
       1,236 Kelly Services, Inc. # ...............................                            33,013
         710 Kforce, Inc. * .......................................                             5,950
      63,587 Korn/Ferry International #* ..........................                         1,159,191
       2,929 Labor Ready, Inc. #* .................................                            41,064
         400 Medical Staffing Network Holdings, Inc. #* ...........                             2,456
       6,366 MPS Group, Inc. * ....................................                            53,538
      26,888 Resources Connection, Inc. #* ........................                         1,015,829
       4,251 Spherion Corp. * .....................................                            33,243
       2,636 Steelcase, Inc. # ....................................                            36,904
                                                                                           ----------
                                                                                            5,816,711
                                                                                           ----------

CHEMICALS -- 3.1%
      31,046 Aceto Corp. # ........................................                           447,062
     154,800 Agrium, Inc. .........................................                         2,749,248
       3,690 Airgas, Inc. .........................................                            88,818
       2,063 Albemarle Corp. ......................................                            72,391
          83 American Vanguard Corp. # ............................                             2,966
       1,280 Arch Chemicals, Inc. # ...............................                            36,544
       4,318 Ashland, Inc. ........................................                           242,153
       3,866 Cabot Corp. ..........................................                           149,112
       1,663 Cabot Microelectronics Corp. #* ......................                            60,284
     159,403 Crompton Corp. .......................................                         1,512,734
       2,543 Cytec Industries, Inc. ...............................                           124,480
       4,777 Eastman Chemical Co. .................................                           227,146
       7,654 Engelhard Corp. ......................................                           216,991
       2,530 Ferro Corp. ..........................................                            55,179
       2,347 FMC Corp. * ..........................................                           113,994
      12,517 Georgia Gulf Corp. ...................................                           558,133
       3,103 Great Lakes Chemical Corp. # .........................                            79,437
       1,980 HB Fuller Co. ........................................                            54,252
       7,069 Hercules, Inc. * .....................................                           100,733
      62,800 IMC Global, Inc. #* ..................................                         1,092,092
       5,258 International Flavors & Fragrances, Inc. .............                           200,856
         269 Kronos Worldwide, Inc. # .............................                            10,688
       3,166 Lubrizol Corp. .......................................                           109,544
       8,214 Lyondell Chemical Co. ................................                           184,486
       1,761 MacDermid, Inc. ......................................                            50,999
       4,249 Millennium Chemicals, Inc. #* ........................                            90,121
       1,321 Minerals Technologies, Inc. # ........................                            77,754
         900 NewMarket Corp. * ....................................                            18,792
         521 NL Industries # ......................................                             9,540
         641 Octel Corp. ..........................................                            13,615
       4,298 Olin Corp. ...........................................                            85,960
       1,934 OM Group, Inc. * .....................................                            70,707
       2,341 Omnova Solutions, Inc. * .............................                            14,116
       6,152 PolyOne Corp. * ......................................                            46,263
      32,600 Potash Corp. of Saskatechewan * ......................                         2,091,942
      11,276 Quaker Chemical Corp. # ..............................                           272,315
       7,207 RPM International, Inc. # ............................                           127,204
       1,988 Schulman A, Inc. # ...................................                            43,816
       3,007 Sensient Technologies Corp. ..........................                            65,071
       4,300 Sigma-Aldrich Corp. # ................................                           249,400
       1,695 Spartech Corp. .......................................                            42,544
         273 Stepan Co. ...........................................                             6,495
       1,578 Symyx Technologies * .................................                            37,162
       2,863 Terra Industries, Inc. * .............................                            24,794
         648 Valhi, Inc. # ........................................                             9,739
       3,130 Valspar Corp. ........................................                           146,108
       1,873 Wellman, Inc. # ......................................                            15,883
         400 Westlake Chemical Corp. * ............................                             8,916
       3,868 WR Grace & Co. #* ....................................                            36,553
                                                                                           ----------
                                                                                           12,145,132
                                                                                           ----------

COMMERCIAL SERVICES -- 2.2%
      30,765 Aaron Rents, Inc. # ..................................                           669,446
       2,737 ABM Industries, Inc. # ...............................                            55,151
         595 ACE Cash Express, Inc. #* ............................                            15,494
       5,488 Adesa, Inc. * ........................................                            90,168
       1,000 Advisory Board Co. * .................................                            33,600
       1,722 Albany Molecular Research, Inc. #* ...................                            16,531
       2,379 Alderwoods Group, Inc. #* ............................                            23,386
       2,758 Alliance Data Systems Corp. * ........................                           111,865
      10,251 Arbitron, Inc. * .....................................                           375,289
       1,671 Banta Corp. ..........................................                            66,422
      10,676 BearingPoint, Inc. #* ................................                            95,443
       2,343 Bowne & Co., Inc. # ..................................                            30,436
       1,367 Central Parking Corp. ................................                            18,072
       3,917 Century Business Services, Inc. * ....................                            17,587
       6,636 Charles River Associates, Inc. #* ....................                           254,092
         854 Chemed Corp. # .......................................                            47,602
       5,500 ChoicePoint, Inc. * ..................................                           234,575
         900 Clark, Inc. #* .......................................                            12,186
       1,512 Coinstar, Inc. * .....................................                            35,230
         818 Consolidated Graphics, Inc. #* .......................                            34,274
       8,824 Convergys Corp. * ....................................                           118,506
         484 Cornell Cos., Inc. #* ................................                             6,002
       2,463 Corporate Executive Board Co. ........................                           150,834
       7,131 Corrections Corp. of America #* ......................                           252,152
       6,953 CoStar Group, Inc. * .................................                           342,018
       3,103 Deluxe Corp. .........................................                           127,285
         817 DiamondCluster International, Inc. * .................                             9,967
       1,628 Dollar Thrifty Automotive Group #* ...................                            39,609
       1,323 Electro Rent Corp. * .................................                            14,606
       8,416 Equifax, Inc. ........................................                           221,846
      43,283 Euronet Worldwide, Inc. * ............................                           810,258
         137 Exponent, Inc. * .....................................                             3,774
         670 First Advantage Corp. * ..............................                            10,760
         796 Forrester Research, Inc. * ...........................                            12,131
       2,944 FTI Consulting, Inc. #* ..............................                            55,642

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004 (Unaudited) (continued)

Shares                                                                                        Value
-------------------------------------------------------------------                         ---------
      19,011 Gartner, Inc. #* .....................................                           222,239
         618 Geo Group, Inc. #* ...................................                            12,638
         161 Greg Manning Auctions, Inc. #* .......................                             1,802
         750 Healthcare Services Group ............................                            13,470
         600 Insurance Auto Auctions, Inc. #* .....................                            10,290
       2,041 Integrated Electrical Services, Inc. * ...............                             9,817
       2,442 Interactive Data Corp. * .............................                            45,958
         600 iPayment, Inc, #* ....................................                            24,096
       6,804 Iron Mountain, Inc. * ................................                           230,315
       1,400 Jackson Hewitt Tax Service, Inc. .....................                            28,322
         522 Landauer, Inc. # .....................................                            24,497
         998 LECG Corp. #* ........................................                            16,876
       1,627 Magellan Health Services, Inc. * .....................                           59,483
         996 MAXIMUS, Inc. * ......................................                            28,695
      15,402 Mcgrath Rentcorp. # ..................................                           562,943
         449 Memberworks, Inc. #* .................................                            11,782
         995 Midas, Inc. * ........................................                            16,119
         600 Monro Muffler, Inc. * ................................                            13,110
         564 National Processing, Inc. #* .........................                            14,957
       2,949 Navigant Consulting, Inc. * ..........................                            64,760
       1,650 NCO Group, Inc. * ....................................                            44,468
       9,523 Parexel International Corp. #* .......................                           186,651
         413 PDI, Inc. * ..........................................                            11,147
       2,915 Pharmaceutical Product Development, Inc. #* ..........                           104,940
       1,020 Pre-Paid Legal Services, Inc. #* .....................                            26,194
       2,693 PRG-Schultz International, Inc. #* ...................                            15,458
         184 Proxymed, Inc. #* ....................................                             1,834
       4,617 Quanta Services, Inc. #* .............................                            27,933
       4,228 Rent-A-Center, Inc. * ................................                           109,336
       1,102 Rent-Way, Inc. #* ....................................                             7,549
       1,300 Rewards Network, Inc. #* .............................                             8,671
       1,170 Rollins, Inc. ........................................                            28,419
      20,251 Service Corp. International * ........................                           125,759
      17,910 ServiceMaster Co. # ..................................                           230,323
       9,123 SFBC International, Inc. #* ..........................                           240,026
       3,054 Sotheby's Holdings * .................................                            48,009
         752 Source Interlink Companies, Inc. #* ..................                             7,309
       1,029 Sourcecorp. * ........................................                            22,782
      14,593 Startek, Inc. # ......................................                           457,637
       6,695 Stewart Enterprises, Inc. * ..........................                            46,530
       2,430 TeleTech Holdings, Inc. * ............................                            22,939
          81 TNS, Inc. * ..........................................                             1,571
       2,671 United Rentals, Inc. #* ..............................                            42,442
      28,423 Valassis Communications, Inc. * ......................                           840,752
       1,378 Viad Corp. # .........................................                            32,700
         496 Volt Information Sciences, Inc. * ....................                            14,270
       2,168 Watson Wyatt & Co. Holdings ..........................                            57,018
       2,475 Weight Watchers International, Inc. #* ...............                            96,080
                                                                                            ---------
                                                                                            8,683,155
                                                                                            ---------
COMPUTERS & INFORMATION -- 2.4%
       2,200 ActivCard Corp. * ....................................                            13,508
       4,268 Advanced Digital Information Corp. * .................                            37,132
       1,944 Agilysys, Inc. # .....................................                            33,612
         349 Ansoft Corp. * .......................................                             5,549
      10,690 Anteon International Corp. #* ........................                           391,788
       7,821 BISYS Group, Inc. * ..................................                           114,265
     194,549 Brocade Communications Systems, Inc. #* ..............                         1,099,202
       9,225 CACI International, Inc. #* ..........................                           486,895
      16,910 Cadence Design Systems, Inc. * .......................                           220,506
       1,553 Carreker Corp. #* ....................................                            11,818
         374 Catapult Communications Corp. * ......................                             7,046
       8,857 Ceridian Corp. * .....................................                           163,057
       3,140 Ciber, Inc. #* .......................................                            23,613
       8,070 Cognizant Technology Solutions Cor. * ................                           246,216
       1,600 Compucom Systems, Inc. * .............................                             7,328
       1,522 Covansys Corp. * .....................................                            17,564
       4,800 Cray, Inc. #* ........................................                            16,944
         770 Cyberguard Corp. * ...................................                             4,551
       4,433 Diebold, Inc. # ......................................                           207,021
      31,536 Digimarc Corp. #* ....................................                           285,085
         495 DigitalNet Holdings, Inc. * ..........................                            14,956
       2,400 Dot Hill Systems Corp. * .............................                            19,248
         549 Drexler Technology Corp. #* ..........................                             5,029
      86,650 Echelon Corp. #* .....................................                           682,802
       2,968 Electronics for Imaging #* ...........................                            48,200
       1,273 Factset Research Systems, Inc. # .....................                            61,359
      13,728 Gateway, Inc. #* .....................................                            67,954
       1,623 Hutchinson Technology, Inc. #* .......................                            43,383
       1,200 iGate Corp. #* .......................................                             4,416
       2,430 Imation Corp. # ......................................                            86,484
       2,486 InFocus Corp. * ......................................                            22,772
      25,126 Intergraph Corp. #* ..................................                           682,673
       2,279 InterVoice, Inc. * ...................................                            24,545
       3,323 Iomega Corp. #* ......................................                            15,452
       4,506 Jack Henry & Associates, Inc. ........................                            84,578
       1,748 Komag, Inc. #* .......................................                            24,297
      17,502 Kronos, Inc. #* ......................................                           775,164
       4,150 Lexar Media, Inc. #* .................................                            34,819
       1,500 Magma Design Automation, Inc. #* .....................                            22,620
       1,552 Manhattan Associates, Inc. * .........................                            37,900
     150,648 Maxtor Corp. #* ......................................                           783,370
         285 Maxwell Technologies, Inc. * .........................                             2,938
       7,031 McData Corp. #* ......................................                            35,366
      19,260 Mentor Graphics Corp. #* .............................                           211,186
       1,471 Mercury Computer Systems, Inc. #* ....................                            39,599
      15,899 Micros Systems, Inc. #* ..............................                           796,063
       1,922 Mobility Electronics, Inc. #* ........................                            15,837
       1,453 MTS Systems Corp. ....................................                            30,876
       3,157 National Instruments Corp. ...........................                            95,562
       1,196 Netscout Systems, Inc. * .............................                             6,375
         600 Overland Storage, Inc. #* ............................                             8,394
       2,584 PalmOne, Inc. #* .....................................                            78,657
         442 Pec Solutions, Inc. * ................................                             5,180
       5,055 Perot Systems Corp. * ................................                            81,183
       9,562 Quantum Corp. #* .....................................                            22,088
       1,321 Radisys Corp. * ......................................                            18,428
       3,699 Reynolds & Reynolds Co. ..............................                            91,254
          98 SI International, Inc. * .............................                             2,147

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004 (Unaudited) (continued)

Shares                                                                                        Value
-------------------------------------------------------------------                         ---------
      17,528 Silicon Graphics, Inc. #* ............................                            25,065
       5,492 Silicon Storage Technology, Inc. #* ..................                            34,984
         615 SimpleTech, Inc. #* ..................................                             2,251
       6,798 SRA International, Inc. #* ...........................                           350,505
       6,907 Storage Technology Corp. * ...........................                           174,471
         600 Stratasys, Inc. #* ...................................                            18,933
       1,417 SYKES Enterprises, Inc. * ............................                             6,504
       1,080 Synaptics, Inc. #* ...................................                            21,773
         413 Syntel, Inc. # .......................................                             6,827
       8,163 Talx Corp. #* ........................................                           188,484
         800 Tier Technologies, Inc. Class B* .....................                             7,720
         573 Transact Technologies, Inc. * ........................                            14,812
       2,792 Tyler Technologies, Inc. #* ..........................                            24,681
      13,577 Western Digital Corp. * ..............................                           119,342
      10,907 Xybernaut Corp. #* ...................................                            12,216
                                                                                            ---------
                                                                                            9,484,422
                                                                                            ---------

CONTAINERS & PACKAGING -- 0.6%
         321 Anchor Glass Container Corp. # .......................                             2,635
       6,954 Ball Corp. ...........................................                           260,288
       6,394 Bemis, Inc. ..........................................                           169,953
       1,088 Chesapeake Corp ......................................                            26,134
       9,769 Crown Holdings, Inc. * ...............................                           100,718
       3,649 Graphic Packaging Corp. #* ...........................                            23,646
         796 Greif, Inc. ..........................................                            33,551
       9,230 Mobile Mini, Inc. #* .................................                           228,904
       7,231 Owens-Illinois, Inc. #* ..............................                           115,696
       3,931 Packaging Corp. of America ...........................                            96,192
       9,453 Pactiv Corp. * .......................................                           219,782
         664 Silgan Holdings, Inc. ................................                            30,743
      47,500 Smurfit-Stone Container Corp. * ......................                           920,075
       6,155 Sonoco Products Co. # ................................                           162,738
                                                                                            ---------
                                                                                            2,391,055
                                                                                            ---------

COSMETICS & PERSONAL CARE -- 0.0%
         903 Chattem, Inc. #* .....................................                            29,122
         320 DEL Laboratories, Inc. * .............................                            10,560
       1,035 Elizabeth Arden, Inc. #* .............................                            21,797
         247 Inter Parfums, Inc. # ................................                             3,371
       9,006 Revlon, Inc. #* ......................................                            22,695
         133 Water Pik Tech Inc. * ................................                             1,982
                                                                                            ---------
                                                                                               89,527
                                                                                            ---------
DISTRIBUTION & WHOLESALE -- 1.0%
         957 Advanced Marketing Services # ........................                            10,326
       1,507 Aviall, Inc. #* ......................................                            30,743
       1,162 Brightpoint, Inc. #* .................................                            19,986
         625 Building Material Holding Corp. # ....................                            17,200
         780 Central European Distribution Corp. #* ...............                            17,425
       3,783 Fastenal Co. # .......................................                           217,901
       1,385 Handleman Co. # ......................................                            28,337
       3,984 Hughes Supply, Inc. # ................................                           119,799
       7,362 Ingram Micro, Inc. * .................................                           118,528
         459 LKQ Corp. #* .........................................                             8,386
       1,301 Navarre Corp. #* .....................................                            18,851
         265 Nuco2, Inc. #* .......................................                             5,160
      18,903 Owens & Minor, Inc. # ................................                           480,136
      16,358 Scansource, Inc. #* ..................................                         1,043,640
      16,790 SCP Pool Corp ........................................                           448,965
      30,265 Tech Data Corp. * ....................................                         1,166,716
       2,017 United Stationers, Inc. #* ...........................                            87,538
       1,337 Watsco, Inc. .........................................                            40,150
         968 WESCO International, Inc. *                                                       23,474
                                                                                            ---------
                                                                                            3,903,261
                                                                                            ---------
DIVERSIFIED FINANCIAL SERVICES -- 2.0%
      16,041 Accredited Home Lenders Holding Co. #* ...............                           617,899
       1,257 Advanta Corp. Class B# ...............................                            30,407
       1,502 Affiliated Managers Group #* .........................                            80,417
       5,200 AG Edwards, Inc. .....................................                           180,024
       7,930 Allied Capital Corp. # ...............................                           193,413
       4,891 American Capital Strategies, Ltd. # ..................                           153,284
       9,898 AmeriCredit Corp. #* .................................                           206,670
       3,800 Apollo Investment Corp. #* ...........................                            53,770
         389 Asset Acceptance Capital Corp. #* ....................                             6,601
         384 Asta Funding, Inc. # .................................                             6,217
         214 BKF Capital Group, Inc. # ............................                             6,270
         124 Capital Southwest Corp. # ............................                             9,424
       3,922 CapitalSource, Inc. #* ...............................                            87,618
       2,863 CharterMac # .........................................                            62,957
         767 CompuCredit Corp. * ..................................                            14,282
         359 Credit Acceptance Corp. #* ...........................                             6,799
       5,307 Doral Financial Corp. # ..............................                           220,081
       4,213 Eaton Vance Corp. ....................................                           170,163
         884 Encore Capital Group, Inc. * .........................                            16,663
       1,654 eSpeed, Inc. #* ......................................                            16,259
         406 Federal Agricultural Mortgage Corp. Class C #* .......                             9,009
       5,081 Federated Investors, Inc. Class B ....................                           144,504
         927 Financial Federal Corp. * ............................                            34,744
       1,045 First Marblehead Corp. #* ............................                            48,488
      62,419 Friedman Billings Ramsey Group, Inc. # ...............                         1,192,203
         513 Gabelli Asset Management, Inc. # .....................                            21,982
         500 Gladstone Capital Corp. # ............................                            11,355
         175 Harris & Harris Group, Inc. #* .......................                             1,810
       3,722 IndyMac Bancorp, Inc. ................................                           134,736
     137,576 Instinet Group, Inc. * ...............................                           692,007
       2,957 Investment Technology Group, Inc. #* .................                            45,242
      14,784 Janus Capital Group, Inc. ............................                           201,210
       2,926 Jefferies Group, Inc. # ..............................                           100,859
       7,198 Knight Trading Group, Inc. #* ........................                            66,438
       3,584 LaBranche & Co., Inc. #* .............................                            30,285
       3,224 Leucadia National Corp. #* ...........................                           182,640
         209 Marlin Business Services, Inc. #* ....................                             3,921
       1,869 MCG Capital Corp. # ..................................                            32,446
       2,024 Metris Cos., Inc. #* .................................                            19,795
       5,512 Moneygram International, Inc. ........................                            94,145
      12,396 National Financial Partners Corp .....................                           443,529
         537 Nelnet, Inc. * .......................................                            12,018
      22,706 New Century Financial Corp. # ........................                         1,367,355
       1,148 Nuveen Investments, Inc. # ...........................                            33,981

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004 (Unaudited) (continued)

Shares                                                                                        Value
-------------------------------------------------------------------                         ---------
       1,228 Piper Jaffray Cos. * .................................                            48,617
       9,952 Portfolio Recovery Associates, Inc. #* ...............                           292,489
       4,056 Raymond James Financial, Inc. # ......................                            97,831
         484 Sanders Morris Harris Group, Inc. ....................                             5,837
         190 Stifel Financial Corp. ...............................                             3,724
         313 Student Loan Corp. ...................................                            44,368
         826 SWS Group, Inc. # ....................................                            13,282
      10,816 United PanAm Financial Corp. * .......................                           194,742
       5,056 Waddell & Reed Financial, Inc. .......................                           111,232
       1,908 Walter Industries, Inc. # ............................                            30,566
       1,360 WestCorp. ............................................                            57,827
         411 WFS Financial, Inc. #* ...............................                            19,132
         952 World Acceptance Corp. #* ............................                            22,134
                                                                                            ---------
                                                                                            8,005,701
                                                                                            ---------

EDUCATION -- 0.5%
      15,425 Bright Horizons Family Solutions, Inc. #* ............                           837,423
       5,534 Corinthian Colleges, Inc. #* .........................                            74,598
       3,893 DeVry, Inc. #* .......................................                            80,624
       4,358 Education Management Corp. * .........................                           116,097
       2,913 ITT Educational Services, Inc. #* ....................                           105,014
      11,570 Laureate Education, Inc. #* ..........................                           430,635
         596 Learning Tree International, Inc. #* .................                             8,404
         900 Princeton Review, Inc. * .............................                             6,750
         851 Strayer Education, Inc. ..............................                            97,874
         905 Universal Technical Institute, Inc. #* ...............                            27,313
                                                                                            ---------
                                                                                            1,784,732
                                                                                            ---------

ELECTRICAL EQUIPMENT -- 1.4%
         996 Advanced Energy Industries, Inc. * ...................                             9,253
       1,829 Allete, Inc. .........................................                            59,442
      10,424 American Power Conversion Corp. ......................                           181,273
       1,541 American Superconductor Corp. #* .....................                            19,139
       4,026 Ametek, Inc. # .......................................                           122,068
      23,134 Artesyn Technologies, Inc. #* ........................                           230,877
       2,620 Belden CDT, Inc. .....................................                            57,116
       1,382 C&D Technologies, Inc. ...............................                            26,286
       2,192 Capstone Turbine Corp. #* ............................                             3,354
         435 Cherokee International Corp. #* ......................                             3,650
         973 Encore Wire Corp. #* .................................                            12,883
       5,052 Energizer Holdings, Inc. * ...........................                           232,897
       1,109 Energy Conversion Devices, Inc. #* ...................                            14,705
       2,395 General Cable Corp. #* ...............................                            25,483
     177,558 GrafTech International, Ltd. #* ......................                         2,476,934
       3,723 Hubbell, Inc. Class B# ...............................                           166,902
      14,284 Intermagnetics General Corp. #* ......................                           330,675
      14,903 Littelfuse, Inc. #* ..................................                           514,601
         872 Magnetek Inc * .......................................                             6,514
         785 Medis Technologies, Ltd. #* ..........................                             8,823
         285 Powell Industries, Inc. * ............................                             4,802
      31,781 Power-One, Inc. #* ...................................                           205,941
      20,635 Rayovac Corp. #* .....................................                           543,732
         836 Ultralife Batteries, Inc. #* .........................                             8,502
       1,073 Universal Display Corp. * ............................                             9,035
       3,118 Valence Technology, Inc. #* ..........................                            10,726
       1,150 Vicor Corp. # ........................................                            11,627
       1,364 Wilson Greatbatch Technologies, Inc. #* ..............                            24,402
                                                                                            ---------
                                                                                            5,321,642
                                                                                            ---------
ELECTRONICS -- 3.0%
       4,175 Amphenol Corp. * .....................................                           143,035
      11,286 Analogic Corp. # .....................................                           470,513
      12,500 Applera Corp.-Applied Biosystems Group ...............                           235,875
       7,194 Arrow Electronics, Inc. * ............................                           162,441
       7,439 Avnet, Inc. #* .......................................                           127,356
       3,800 AVX Corp. # ..........................................                            45,030
         749 BEI Technologies, Inc. # .............................                            20,523
      10,374 Bel Fuse, Inc. Class B#* .............................                           343,172
       2,820 Benchmark Electronics, Inc. * ........................                            84,036
       1,242 Brady Corp. # ........................................                            60,572
      44,712 California Micro Devices Corp. #* ....................                           345,624
       2,392 Checkpoint Systems, Inc. * ...........................                            37,243
       1,905 Coherent, Inc. * .....................................                            49,416
       2,178 CTS Corp. # ..........................................                            27,443
       1,040 Cubic Corp. # ........................................                            23,816
      18,036 Cyberoptics Corp. #* .................................                           278,476
      10,515 Cymer, Inc. #* .......................................                           301,360
         912 Daktronics, Inc. #* ..................................                            22,298
         235 DDi Corp. * ..........................................                             1,191
      15,401 Dionex Corp. #* ......................................                           842,435
       1,840 Electro Scientific Industries, Inc. #* ...............                            31,924
         554 Excel Technology, Inc. * .............................                            14,304
      36,208 Faro Technologies, Inc. #* ...........................                           736,471
       1,638 FEI Co. #* ...........................................                            32,367
       6,690 Fisher Scientific International * ....................                           390,228
       2,082 Flir Systems, Inc. #* ................................                           121,797
       4,817 Gentex Corp. # .......................................                           169,221
       5,758 Identix, Inc. #* .....................................                            38,348
         625 II-VI, Inc. #* .......................................                            21,881
       1,169 Invision Technologies, Inc. * ........................                            52,593
       9,726 Itron, Inc. #* .......................................                           169,719
      12,504 Keithley Instruments, Inc. # .........................                           218,195
       5,740 Kemet Corp. #* .......................................                            46,437
         246 LeCroy Corp * ........................................                             4,111
         395 Measurement Specialties, Inc. #* .....................                             9,816
       1,400 Merix Corp. * ........................................                            14,504
       2,280 Methode Electronics, Inc. ............................                            29,161
         600 Metrologic Instruments, Inc. #* ......................                             9,510
       2,768 Mettler Toledo International, Inc. ...................                           130,705
      16,322 Molecular Devices Corp. #* ...........................                           384,710
         979 OSI Systems, Inc. * ..................................                            15,762
       1,102 Park Electrochemical Corp. # .........................                            23,362
      20,689 Paxar Corp. #* .......................................                           469,226
       7,650 PerkinElmer, Inc. ....................................                           131,733
       1,096 Photon Dynamics, Inc. * ..............................                            22,249
         928 Planar Systems, Inc. #* ..............................                            10,403
       2,772 Plexus Corp. * .......................................                            30,603
       2,607 RAE Systems, Inc. #* .................................                            14,547

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004 (Unaudited) (continued)

Shares                                                                                         Value
-------------------------------------------------------------------                         ----------
       1,037 Rofin-Sinar Technologies, Inc. * .....................                             30,467
       1,129 Rogers Corp. * .......................................                             47,971
         967 SBS Technologies, Inc. * .............................                             11,797
     386,200 Solectron Corp. * ....................................                          1,911,690
         971 Sonic Solutions, Inc. #* .............................                             15,847
       2,000 Spatialight, Inc. * ..................................                             11,800
         780 Stoneridge, Inc. * ...................................                             10,998
          87 Suntron Corp. * ......................................                                431
      14,517 Symbol Technologies, Inc. ............................                            183,495
         400 Sypris Solutions, Inc. ...............................                              5,460
       1,505 Taser International, Inc. #* .........................                             56,513
       2,663 Technitrol, Inc. * ...................................                             51,928
      17,333 Tektronix, Inc. ......................................                            576,322
       3,622 Thomas & Betts Corp. * ...............................                             97,142
       3,444 Trimble Navigation, Ltd. #* ..........................                            108,830
       2,525 TTM Technologies, Inc. #* ............................                             22,447
      21,722 Varian, Inc. * .......................................                            822,612
      32,119 Viisage Technology, Inc. #* ..........................                            184,684
       9,004 Vishay Intertechnology, Inc. #* ......................                            116,152
       1,431 Watts Water Technologies, Inc. .......................                             38,422
         496 Woodhead Industries, Inc. ............................                              6,845
         641 Woodward Governor Co.                                                              43,261
      27,468 X-Rite, Inc. .........................................                            400,209
       1,076 Zygo Corp. * .........................................                             10,900
                                                                                            ----------
                                                                                            11,731,965
                                                                                            ----------

ENTERTAINMENT & LEISURE -- 1.0%
       1,010 Action Performance Cos., Inc. # ......................                             10,231
       3,432 Alliance Gaming Corp. * ..............................                             51,686
         316 Ambassadors Group, Inc. # ............................                              8,532
       2,100 AMC Entertainment, Inc. #* ...........................                             40,194
       1,018 Arctic Cat, Inc. .....................................                             26,417
      22,245 Argosy Gaming Co. #* .................................                            872,004
       1,241 Bluegreen Corp. #* ...................................                             13,812
       5,799 Brunswick Corp. ......................................                            265,362
       4,502 Callaway Golf Co. # ..................................                             47,586
         586 Carmike Cinemas, Inc. # ..............................                             20,633
         367 Churchill Downs, Inc. # ..............................                             14,368
         600 Department 56 #* .....................................                              9,780
         440 Dover Downs Gaming & Entertainment, Inc. # ...........                              4,528
         981 Dover Motorsports, Inc. # ............................                              4,208
         322 Empire Resorts, Inc. #* ..............................                              2,415
         132 Escalade, Inc. # .....................................                              1,833
       1,880 Gaylord Entertainment Co. #* .........................                             58,280
       7,362 GTECH Holdings Corp. .................................                            186,406
       9,457 Hasbro, Inc. .........................................                            177,792
       2,104 International Speedway Corp. .........................                            104,990
         992 Isle of Capri Casinos, Inc. #* .......................                             19,215
       1,753 Jakks Pacific, Inc. #* ...............................                             40,319
       2,134 K2, Inc. #* ..........................................                             30,538
         383 Lakes Entertainment, Inc. #* .........................                              4,014
       1,299 Leapfrog Enterprises, Inc. #* ........................                             26,305
         400 Life Time Fitness, Inc. * ............................                             10,264
       2,730 Macrovision Corp. * ..................................                             65,738
       2,500 Magna Entertainment Corp. #* .........................                             13,625
         683 Marine Products Corp. ................................                             12,294
       4,346 Marvel Enterprises, Inc. * ...........................                             63,278
       3,129 Metro-Goldwyn-Mayer, Inc. #* .........................                             36,202
       1,582 Multimedia Games, Inc. #* ............................                             24,521
       1,872 Nautilus Group, Inc. # ...............................                             42,288
         878 Navigant International, Inc. #* ......................                             14,338
         728 Orbitz, Inc. #* ......................................                             19,802
       1,626 Pegasus Solutions, Inc. #* ...........................                             19,382
      11,391 Penn National Gaming, Inc. * .........................                            460,196
       2,101 Pinnacle Entertainment, Inc. * .......................                             28,994
       2,619 Polaris Industries, Inc. # ...........................                            146,193
      14,118 RC2 Corp. * ..........................................                            464,482
       2,700 Regal Entertainment Group # ..........................                             51,570
       8,564 Sabre Holdings Corp. .................................                            210,075
       4,516 Scientific Games Corp. #* ............................                             86,256
       1,700 Shuffle Master, Inc. #* ..............................                             63,682
       6,311 Six Flags, Inc. #* ...................................                             34,332
         938 Speedway Motorsports, Inc. ...........................                             31,263
         164 Steinway Musical Instruments * .......................                              4,461
         228 Sunterra Corp. * .....................................                              2,173
       1,768 Topps Co., Inc. # ....................................                             17,291
       1,189 Vail Resorts, Inc. * .................................                             21,485
       1,202 WMS Industries, Inc. #* ..............................                             30,879
                                                                                            ----------
                                                                                             4,016,512
                                                                                            ----------

ENVIRONMENTAL SERVICES -- 1.5%
     343,776 Calgon Carbon Corp. # ................................                          2,482,063
         843 Casella Waste Systems, Inc. * ........................                              9,981
       2,776 Danielson Holding Corp. #* ...........................                             16,906
       3,500 Darling International, Inc. * ........................                             15,085
         500 Duratek, Inc. #* .....................................                              8,895
     160,538 FuelCell Energy, Inc. #* .............................                          1,645,514
      13,247 Headwaters, Inc. #* ..................................                            408,802
       1,100 IMCO Recycling, Inc. #* ..............................                             12,540
       1,486 Ionics, Inc. #* ......................................                             40,122
       2,096 KFX, Inc. #* .........................................                             16,160
       1,048 Metal Management, Inc. * .............................                             19,053
       1,275 Mine Safety Appliances Co. # .........................                             51,918
       2,017 Plug Power, Inc. #* ..................................                             12,929
       2,558 Stericycle, Inc. * ...................................                            117,412
         774 Syntroleum Corp. * ...................................                              5,433
       3,262 Tetra Tech, Inc. * ...................................                             41,330
         928 TRC Cos., Inc. #* ....................................                             17,419
      23,969 Waste Connections, Inc. #* ...........................                            759,338
                                                                                            ----------
                                                                                             5,680,900
                                                                                            ----------

FOOD, BEVERAGE & TOBACCO -- 1.3%
       1,639 Adolph Coors Co. Class B# ............................                            111,321
         200 Alico, Inc. ..........................................                              8,520
         980 American Italian Pasta Co. # .........................                             25,627
         100 Arden Group, Inc. # ..................................                              8,500
      12,631 Boston Beer Co., Inc. #* .............................                            318,301
         267 Cal-Maine Foods, Inc. # ..............................                              2,929
       2,479 Chiquita Brands International, Inc. #* ...............                             43,159
       4,563 Coca-Cola Bottling Co. Consolidated # ................                            246,493
       5,647 Constellation Brands, Inc. * .........................                            214,925
       2,459 Corn Products International, Inc. # ..................                            113,360
      11,265 Del Monte Foods Co. * ................................                            118,170

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004 (Unaudited) (continued)

Shares                                                                                      Value
------------------------------------------------------------------------                  ---------
       2,401 Delta & Pine Land Co. .....................................                     64,227
       3,439 DIMON, Inc. #..............................................                     20,256
         500 Farmer Bros Co. #..........................................                     13,365
       2,008 Flowers Foods, Inc. .......................................                     51,907
       1,080 Great Atlantic & Pacific Tea Co. #*........................                      6,588
       1,622 Hain Celestial Group, Inc. #*..............................                     28,677
         176 Hansen Natural Corp. #*....................................                      4,245
         600 Ingles Markets, Inc. #.....................................                      7,236
         385 J&J Snack Foods Corp. *....................................                     16,509
       3,646 JM Smucker Co. ............................................                    161,919
         382 John B. Sanfilippo & Son *.................................                     10,008
       1,692 Lance, Inc. ...............................................                     27,326
       3,616 Loews Corp. - Carolina Group #.............................                     88,122
         500 M&F Worldwide Corp. #*.....................................                      6,505
         185 Maui Land & Pineapple Co., Inc. #*.........................                      5,855
         288 MGP Ingredients, Inc. #....................................                      2,857
         770 Nash Finch Co. #...........................................                     24,216
         128 National Beverage Corp. *..................................                      1,034
       1,547 Pathmark Stores, Inc. *....................................                      7,503
         604 Peet's Coffee & Tea, Inc. #*...............................                     14,128
       4,053 PepsiAmericas, Inc. #......................................                     77,412
       3,059 Performance Food Group Co. #*..............................                     72,498
         894 Pilgrim's Pride Corp. #....................................                     24,210
         194 Provide Commerce, Inc. #*..................................                      4,053
       1,968 Ralcorp Holdings, Inc. *...................................                     71,045
         625 Robert Mondavi #*..........................................                     24,481
       2,359 Ruddick Corp. .............................................                     46,331
         621 Sanderson Farms, Inc. #....................................                     20,772
          19 Seaboard Corp. ............................................                     11,133
       5,190 Smithfield Foods, Inc. *...................................                    129,750
         770 Standard Commercial Corp. #................................                     12,128
      83,850 Tasty Baking Co. #.........................................                    670,800
         415 Tejon Ranch Co. #*.........................................                     15,625
       1,760 Tootsie Roll Industries, Inc. .............................                     51,427
      18,622 United Natural Foods, Inc. #*..............................                    495,345
       1,553 Universal Corp. #..........................................                     69,326
      20,032 Vector Group, Ltd. #.......................................                    301,079
         709 Weis Markets, Inc. ........................................                     24,021
     124,659 Wild Oats Markets, Inc. #*.................................                  1,077,054
       5,561 Winn-Dixie Stores, Inc. #..................................                     17,183
                                                                                          ---------
                                                                                          4,989,461
                                                                                          ---------
FOREST PRODUCTS & PAPER -- 1.1%
       5,408 Boise Cascade Corp. .......................................                    179,978
       3,556 Bowater, Inc. #............................................                    135,804
     104,529 Buckeye Technologies, Inc. *...............................                  1,165,498
       1,734 Caraustar Industries, Inc. *...............................                     29,079
         597 Deltic Timber Corp. .......................................                     23,755
      41,917 Glatfelter.................................................                    519,352
       3,397 Longview Fibre Co. #.......................................                     51,804
       7,012 Louisiana-Pacific Corp. ...................................                    181,961
      23,500 MeadWestvaco Corp. ........................................                    749,650
         996 Pope & Talbot, Inc. .......................................                     17,530
       1,676 Potlatch Corp. ............................................                     78,453
       3,024 Rayonier, Inc. #...........................................                    136,806
       1,509 Rock-Tenn Co. .............................................                     23,752
         896 Schweitzer-Mauduit International, Inc. ....................                     29,030
       3,384 Temple-Inland, Inc. .......................................                    227,236
      42,641 Wausau-Mosinee Paper Corp. ................................                    709,973
                                                                                          ---------
                                                                                          4,259,661
                                                                                          ---------
HEALTHCARE -- 8.0%
       1,104 Abaxis, Inc. #*............................................                     14,363
         188 Abiomed, Inc. #*...........................................                      1,664
      14,648 Advanced Medical Optics, Inc. *............................                    579,621
       1,189 Advanced Neuromodulation Systems, Inc. #*..................                     36,086
      14,405 Align Technology, Inc. #*..................................                    220,108
         241 Alliance Imaging, Inc. #*..................................                      1,800
         677 Amedisys, Inc. #*..........................................                     20,276
         496 America Service Group, Inc. *..............................                     20,356
      37,179 American Healthways, Inc. #*...............................                  1,082,281
         700 American Medical Security Group, Inc. #*...................                     22,393
      54,786 American Medical Systems Holdings, Inc. *..................                  1,987,088
       1,657 AMERIGROUP Corp. *.........................................                     93,206
         693 Amn Healthcare Services, Inc. #*...........................                      8,281
       1,659 Amsurg Corp. #*............................................                     35,138
       3,120 Apria Healthcare Group, Inc. *.............................                     85,020
       1,526 Arrow International, Inc. #................................                     45,627
      32,128 Arthrocare Corp. #*........................................                    941,029
         529 Aspect Medical Systems, Inc. #*............................                      9,570
       3,239 Bausch & Lomb, Inc. .......................................                    215,232
       3,780 Beckman Coulter, Inc. .....................................                    212,134
      85,730 Beverly Enterprises, Inc. #*...............................                    648,976
      23,662 Bio-Reference Labs, Inc. *.................................                    329,848
       1,381 Biolase Technology, Inc. #.................................                     11,269
         678 Biosite, Inc. #*...........................................                     33,195
       1,334 BioVeris Corp. *...........................................                      8,284
       1,295 Bruker BioSciences Corp. *.................................                      4,481
       1,011 Candela Corp. #*...........................................                     11,667
       3,100 Cardiac Science, Inc. #*...................................                      5,952
       2,298 Cardiodynamics International Corp. *.......................                     10,571
      18,238 Centene Corp. #*...........................................                    776,574
      38,333 Cepheid, Inc. #*...........................................                    330,430
         354 Closure Medical Corp. #*...................................                      5,041
       3,425 Community Health Systems, Inc. *...........................                     91,379
       1,502 Conceptus, Inc. #*.........................................                     13,924
       1,990 Conmed Corp. *.............................................                     52,337
       2,035 Cooper Cos., Inc. #........................................                    139,499
         302 Corvel Corp. *.............................................                      8,963
       4,118 Covance, Inc. *............................................                    164,596
       1,500 CTI Molecular Imaging, Inc. #*.............................                     12,105
       1,269 Cyberonics #*..............................................                     25,964
      51,753 Cytyc Corp. #*.............................................                  1,249,835
       2,554 Dade Behring Holdings, Inc. #*.............................                    142,304
         696 Datascope Corp. #..........................................                     25,961
       6,132 DaVita, Inc. *.............................................                    191,012
       1,378 Diagnostic Products Corp. .................................                     56,319
       1,200 DJ Orthopedics, Inc. *.....................................                     21,180
       3,687 Edwards Lifesciences Corp. *...............................                    123,515
       1,079 Encore Medical Corp. *.....................................                      5,373
       1,630 Endocardial Solutions, Inc. #*.............................                     18,859

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004 (Unaudited) (continued)

Shares                                                                                     Value
------------------------------------------------------------------------                 ----------
       1,166 Epix Medical, Inc. #*......................................                     22,515
         377 Exactech, Inc. *...........................................                      7,710
       6,166 First Health Group Corp. #*................................                     99,211
      20,506 Gen-Probe, Inc. #*.........................................                    817,574
       1,300 Genesis HealthCare Corp. *.................................                     39,533
       1,709 Gentiva Health Services, Inc. *............................                     27,976
       1,071 Haemonetics Corp. *........................................                     35,172
       1,463 Hanger Orthopedic Group, Inc. #*...........................                      7,330
       6,976 Health Net, Inc. #*........................................                    172,447
       2,785 Henry Schein, Inc. *.......................................                    173,533
       3,442 Hillenbrand Industries, Inc. ..............................                    173,924
       1,416 Hologic, Inc. *............................................                     27,286
       3,735 Hooper Holmes, Inc. .......................................                     16,733
       9,971 Humana, Inc. *.............................................                    199,221
         696 ICU Medical, Inc. #*.......................................                     18,124
       2,097 Idexx Laboratories, Inc. *.................................                    106,402
       2,002 Immucor, Inc. *............................................                     49,550
       2,194 Inamed Corp. *.............................................                    104,588
       2,200 Intuitive Surgical, Inc. #*................................                     54,450
       1,734 Invacare Corp. ............................................                     79,764
       1,897 Inveresk Research Group, Inc. *............................                     69,980
         700 Inverness Medical Innovations, Inc. #*.....................                     14,560
      10,543 Kensey Nash Corp. #*.......................................                    276,121
      47,902 Kindred Healthcare, Inc. *.................................                  1,168,809
       1,477 Kinetic Concepts, Inc. *...................................                     77,616
       1,300 Kyphon, Inc. #*............................................                     32,214
      14,723 LabOne, Inc. #*............................................                    430,353
      27,982 Laserscope, Inc. #*........................................                    567,195
      19,650 LCA-Vision, Inc. #.........................................                    506,774
         600 Lifeline Systems, Inc. #*..................................                     14,652
      23,978 LifePoint Hospitals, Inc. #*...............................                    719,580
       6,114 Lincare Holdings, Inc. *...................................                    181,647
       1,318 Luminex Corp. #*...........................................                      9,397
      44,142 Manor Care, Inc. ..........................................                  1,322,494
      13,200 Matria Healthcare, Inc. #*.................................                    373,692
         166 Medcath Corp. #*...........................................                      2,626
         500 Medical Action Industries, Inc. *..........................                      8,314
      15,615 Mentor Corp. #.............................................                    525,913
         877 Merge Technologies, Inc. *.................................                     15,137
       1,568 Merit Medical Systems, Inc. #*.............................                     23,692
          55 Micro Therapeutics, Inc. #*................................                        234
       1,465 Microtek Medical Holdings, Inc. #*.........................                      4,629
         668 Molina Healthcare, Inc. *..................................                     23,714
         441 National Healthcare Corp. #................................                     12,569
       1,792 Oakley, Inc. #.............................................                     21,325
       3,543 OCA, Inc. #*...............................................                     16,794
       1,180 Ocular Sciences, Inc. #*...................................                     56,605
      14,877 Odyssey HealthCare, Inc. #*................................                    264,067
         878 Option Care, Inc. #........................................                     13,583
      31,597 OraSure Technologies, Inc. #*..............................                    199,061
      25,157 Orthologic Corp. *.........................................                    177,105
       3,672 Orthovita, Inc. #*.........................................                     16,432
       5,433 Pacificare Health Systems #*...............................                    199,391
       3,500 Palatin Technologies, Inc. #*..............................                     10,185
      25,518 Palomar Medical Technologies, Inc. #*......................                    559,355
      12,639 Pediatrix Medical Group, Inc. #*...........................                    693,249
       1,669 PolyMedica Corp. #.........................................                     51,405
       1,000 Possis Medical, Inc. #*....................................                     15,660
       3,275 Province Healthcare Co. *..................................                     68,513
       4,778 PSS World Medical, Inc. #*.................................                     47,971
         619 Psychiatric Solutions, Inc. *..............................                     15,692
       1,800 Quidel Corp. *.............................................                      8,154
       1,197 RehabCare Group, Inc. *....................................                     27,567
       4,097 Renal Care Group, Inc. *...................................                    132,046
         462 Res-Care, Inc. *...........................................                      5,475
       1,985 Resmed, Inc. #*............................................                     94,506
       2,044 Respironics, Inc. *........................................                    109,231
      19,798 Select Medical Corp. ......................................                    265,887
      15,340 Sierra Health Services #*..................................                    735,246
       1,840 Sola International, Inc. *.................................                     35,052
         129 Sonic Innovations, Inc. *..................................                        588
       8,113 SonoSite, Inc. #*..........................................                    211,344
         349 Specialty Laboratories, Inc. #*............................                      3,665
       4,731 Steris Corp. *.............................................                    103,798
       1,009 Sunrise Senior Living, Inc. #*.............................                     35,436
         967 SurModics, Inc. #*.........................................                     22,966
      24,272 Sybron Dental Specialties, Inc. #*.........................                    720,636
         417 Symbion, Inc. #*...........................................                      6,716
      78,800 Synovis Life Technologies, Inc. #*.........................                    753,328
      28,075 Techne Corp. *.............................................                  1,071,903
       1,028 Thermogenesis *............................................                      4,934
     168,178 Thoratec Corp. #*..........................................                  1,617,872
       4,665 Triad Hospitals, Inc. *....................................                    160,663
       1,272 TriPath Imaging, Inc. #*...................................                     10,405
      61,900 United Surgical Partners International, Inc. #*............                  2,126,265
       2,978 Universal Health Services, Inc. Class B....................                    129,543
         900 Urologix Inc #*............................................                      5,688
         865 Ventana Medical Systems #*.................................                     43,631
       2,058 Viasys Healthcare, Inc. *..................................                     34,430
         700 VistaCare, Inc. #*.........................................                     10,717
      21,816 Visx, Inc. #*..............................................                    449,410
         354 Vital Signs, Inc. .........................................                     11,321
      26,300 WellChoice, Inc. *.........................................                    981,779
       1,570 West Pharmaceutical Services, Inc. #.......................                     32,735
       1,645 Wright Medical Group, Inc. *...............................                     41,322
         276 Young Innovations, Inc. #..................................                      9,108
         873 Zila, Inc. #*..............................................                      3,597
         616 Zoll Medical Corp. #*......................................                     20,568
                                                                                         ----------
                                                                                         31,229,566
                                                                                         ----------
HOTELS & RESTURANTS -- 2.2%
      10,194 Ameristar Casinos, Inc. #..................................                    308,368
       5,042 Applebees International, Inc. .............................                    127,462
       2,058 Aztar Corp. *..............................................                     54,537
       2,264 Bob Evans Farms, Inc. #....................................                     61,490
       1,747 Boca Resorts, Inc. #*......................................                     32,442
      25,996 Boyd Gaming Corp. #........................................                    731,787
       5,947 Brinker International, Inc. *..............................                    185,249
      11,879 Buffalo Wild Wings, Inc. #*................................                    333,087
      47,869 California Pizza Kitchen, Inc. #*..........................                  1,045,938

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004 (Unaudited) (continued)

Shares                                                                                      Value
------------------------------------------------------------------------                  ---------
       3,222 CBRL Group, Inc. #.........................................                    116,250
       2,270 CEC Entertainment, Inc. *..................................                     83,423
       3,160 Cheesecake Factory *.......................................                    137,144
       1,310 Choice Hotels International, Inc. #........................                     75,443
       2,900 CKE Restaurants, Inc. #*...................................                     32,045
      76,585 Darden Restaurants, Inc. ..................................                  1,785,962
         719 Dave & Buster's, Inc. *....................................                     13,647
       1,328 Ihop Corp. #...............................................                     50,743
       2,301 Jack in the Box, Inc. *....................................                     73,011
       3,397 Krispy Kreme Doughnuts, Inc. #*............................                     43,006
      10,900 La Quinta Corp. *..........................................                     85,020
       1,510 Landry's Restaurants, Inc. #...............................                     41,208
         996 Lone Star Steakhouse & Saloon..............................                     25,727
       4,212 Mandalay Resort Group......................................                    289,154
       1,392 Marcus Corp. ..............................................                     27,102
       1,476 MTR Gaming Group, Inc. *...................................                     13,756
       1,271 O'Charleys, Inc. *.........................................                     20,717
       3,894 Outback Steakhouse, Inc. #.................................                    161,718
       1,812 Panera Bread Co. #*........................................                     68,022
         772 Papa John's International, Inc. #*.........................                     23,685
       1,761 PF Chang's China Bistro, Inc. #*...........................                     85,391
       2,367 Prime Hospitality Corp. *..................................                     28,806
      30,096 Rare Hospitality International, Inc. #*....................                    802,058
         584 Red Robin Gourmet Burgers, Inc. *..........................                     25,503
       4,000 Ruby Tuesday, Inc. ........................................                    111,480
       2,657 Ryan's Restaurant Group, Inc. *............................                     39,430
      43,728 Sonic Corp. #*.............................................                  1,120,749
       2,763 Station Casinos, Inc. .....................................                    135,498
       1,339 Steak n Shake Co. #*.......................................                     22,870
       2,274 Triarc Cos. Class B#.......................................                     26,083
       1,996 Wynn Resorts, Ltd. #*......................................                    103,173
                                                                                          ---------
                                                                                          8,548,184
                                                                                          ---------
HOUSEHOLD PRODUCTS -- 1.0%
         313 American Banknote Corp. *..................................                         41
       4,187 American Greetings *.......................................                    105,177
         668 American Woodmark Corp. #..................................                     24,733
       1,410 Applica, Inc. *............................................                      5,696
         662 Bassett Furniture Industries, Inc. ........................                     12,499
       1,880 Blyth, Inc. #..............................................                     58,092
       1,100 Central Garden and Pet Co. #*..............................                     33,682
       3,633 Church & Dwight, Inc. .....................................                    101,942
         263 CSS Industries, Inc. ......................................                      8,137
         999 Digital Theater Systems, Inc. #............................                     18,232
         900 Ennis Business Forms.......................................                     19,278
       2,230 Ethan Allen Interiors, Inc. #..............................                     77,493
       2,575 Fossil, Inc. #*............................................                     79,671
       3,226 Furniture Brands International, Inc. #.....................                     80,908
         300 Hooker Furniture Corp. ....................................                      8,289
      11,810 Jarden Corp. #*............................................                    430,947
       1,917 John H. Harland Co. .......................................                     60,098
       1,358 Kimball International, Inc. Class B........................                     18,849
       3,420 La-Z-Boy, Inc. #...........................................                     51,916
         809 Libbey, Inc. ..............................................                     15,128
         219 Lifetime Hoan Corp. #......................................                      3,252
       5,293 Maytag Corp. ..............................................                     97,232
         298 National Presto Industries, Inc. #.........................                     12,462
       1,776 Playtex Products, Inc. *...................................                     11,189
         625 Russ Berrie & Co., Inc. ...................................                     12,594
       1,469 Scotts Co. *...............................................                     94,236
         980 Standard Register Co. .....................................                     10,290
       5,758 Stanley Furniture Co., Inc. #..............................                    253,352
       1,052 Tempur-Pedic International, Inc. #*........................                     15,769
       2,812 Tivo, Inc. #*..............................................                     18,615
      10,214 Toro Co. #.................................................                    697,616
       3,653 Tupperware Corp. #.........................................                     62,028
      13,115 Universal Electronics, Inc. *..............................                    220,070
       1,196 WD-40 Co. .................................................                     34,206
      33,468 Yankee Candle Co., Inc. *..................................                    969,233
                                                                                          ---------
                                                                                          3,722,952
                                                                                          ---------
INDUSTRIAL MACHINERY -- 3.7%
     130,044 AGCO Corp. #*..............................................                  2,941,595
       1,692 Albany International Corp. #...............................                     50,439
       1,195 Applied Industrial Technologies, Inc. .....................                     42,709
       1,025 Astec Industries, Inc. #*..................................                     19,598
       2,005 Baldor Electric Co. #......................................                     47,438
       1,305 Briggs & Stratton Corp. ...................................                    105,966
         400 Bucyrus International, Inc. *..............................                     13,436
         687 Cascade Corp. #............................................                     19,071
       2,230 Cognex Corp. #.............................................                     58,426
       2,458 Cummins, Inc. .............................................                    181,622
       3,030 Flowserve Corp. *..........................................                     73,265
      23,603 Franklin Electric Co., Inc. #..............................                    934,679
       1,327 Gardner Denver, Inc. *.....................................                     36,585
       1,300 Global Power Equipment Group, Inc. #*......................                      9,633
         481 Gorman-Rupp Co. #..........................................                      9,793
       4,173 Graco, Inc. ...............................................                    139,796
      23,819 IDEX Corp. ................................................                    808,893
         570 Intevac, Inc. #*...........................................                      3,580
       3,056 JLG Industries, Inc. #.....................................                     51,341
      33,300 Joy Global, Inc. ..........................................                  1,144,854
         794 Kadant, Inc. *.............................................                     14,578
       2,247 Kennametal, Inc. ..........................................                    101,452
      13,644 Lincoln Electric Holdings, Inc. #..........................                    427,876
     120,384 Lindsay Manufacturing Co. #................................                  3,229,903
       1,763 Manitowoc Co. #............................................                     62,516
       8,919 Middleby Corp. #...........................................                    469,585
       2,159 Milacron, Inc. #...........................................                      6,736
         283 NACCO Industries, Inc. ....................................                     24,380
       1,647 Nordson Corp. #............................................                     56,542
      18,856 Presstek, Inc. #*..........................................                    182,338
       1,617 Regal-Beloit Corp. #.......................................                     39,115
         699 Robbins & Myers, Inc. #....................................                     15,378
         699 Sauer-Danfoss, Inc. #......................................                     11,939
       3,629 Snap-On, Inc. .............................................                    100,015
       4,306 Stanley Works..............................................                    183,134
       1,747 Stewart & Stevenson Services...............................                     30,869
       1,080 Tecumseh Products Co. .....................................                     45,220
         525 Tennant Co. ...............................................                     21,278
      15,266 Terex Corp. *..............................................                    662,544
         997 Thomas Industries, Inc. ...................................                     31,306

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004 (Unaudited) (continued)

Shares                                                                                     Value
------------------------------------------------------------------------                 ----------
       3,143 UNOVA, Inc. #*.............................................                     44,159
      93,817 Wabtec Corp. ..............................................                  1,753,440
       3,477 Zebra Technologies Corp. *.................................                    212,132
                                                                                         ----------
                                                                                         14,419,154
                                                                                         ----------
INSURANCE -- 2.3%
       1,417 21st Century Insurance Group...............................                     18,917
       2,002 Alfa Corp. #...............................................                     27,948
         301 Alleghany Corp. *..........................................                     82,143
       3,297 Allmerica Financial Corp. *................................                     88,623
         992 American Equity Investment Life Holding Co. #*.............                      9,414
       2,530 American Financial Group, Inc. #...........................                     75,622
         528 American National Insurance................................                     51,105
         600 American Physicians Capital, Inc. #*.......................                     18,372
       2,642 AmerUs Group Co. #.........................................                    108,322
       1,609 Argonaut Group, Inc. #*....................................                     30,040
       5,581 Arthur J Gallagher & Co. #.................................                    184,899
       4,930 Assurant, Inc. #...........................................                    128,180
         370 Baldwin & Lyons, Inc. Class B..............................                      9,339
         571 Bristol West Holdings, Inc. #..............................                      9,787
       3,384 Brown & Brown, Inc. #......................................                    154,649
       1,155 Ceres Group, Inc. #*.......................................                      6,295
       1,918 Citizens, Inc. #*..........................................                     11,450
         709 CNA Surety Corp. #*........................................                      7,515
       1,634 Commerce Group, Inc. #.....................................                     79,086
       9,616 Conseco, Inc. #*...........................................                    169,819
          31 Crawford & Co. Class B.....................................                        208
       1,567 Delphi Financial Group.....................................                     62,946
       1,003 Direct General Corp. #.....................................                     29,007
         316 Donegal Group, Inc. .......................................                      6,067
         107 EMC INS Group, Inc. #......................................                      2,248
         130 Enstar Group, Inc. #*......................................                      6,443
       1,706 Erie Indemnity Co. #.......................................                     87,040
         696 FBL Financial Group, Inc. #................................                     18,228
       1,730 First Acceptance Corp. #*..................................                     12,370
      17,581 First American Corp. ......................................                    542,022
         290 Fpic Insurance Group, Inc. *...............................                      7,497
         283 Great American Financial Resources, Inc. #.................                      4,327
         767 Harleysville Group, Inc. #.................................                     15,846
       4,258 HCC Insurance Holdings, Inc. ..............................                    128,379
       2,125 Hilb Rogal & Hobbs Co. #...................................                     76,967
       2,414 Horace Mann Educators Corp. ...............................                     42,438
         360 Independence Holding Co. ..................................                      6,361
       1,300 Infinity Property & Casualty Corp. #.......................                     38,389
         222 Kansas City Life Insurance Co. #...........................                      9,451
       1,238 LandAmerica Financial Group, Inc. .........................                     56,329
         511 Markel Corp. *.............................................                    157,592
      39,200 Max Re Capital, Ltd. ......................................                    784,000
       1,787 Mercury General Corp. .....................................                     94,514
         466 Midland Co. #..............................................                     12,745
         162 National Western Life Insurance Co. *......................                     26,390
       6,316 Navigators Group, Inc. *...................................                    184,680
          43 NYMAGIC, Inc. .............................................                        941
         700 Odyssey Re Holdings Corp. #................................                     15,526
       3,746 Ohio Casualty Corp. *......................................                     78,404
         522 Penn-America Group, Inc. ..................................                      7,104
         983 Philadelphia Consolidated Holding Co. *....................                     54,183
     134,700 Phoenix Cos., Inc. #.......................................                  1,403,574
       1,480 PMA Capital Corp. #*.......................................                     11,174
      26,400 PMI Group, Inc. ...........................................                  1,071,312
       1,541 Presidential Life Corp. #..................................                     26,474
       1,594 ProAssurance Corp. #*......................................                     55,822
       4,368 Protective Life Corp. #....................................                    171,706
       1,692 Reinsurance Group of America #.............................                     69,710
       1,293 RLI Corp. .................................................                     48,552
         600 Safety Insurance Group, Inc. #.............................                     13,338
      20,529 Selective Insurance Group #................................                    763,679
       1,741 Stancorp Financial Group, Inc. ............................                    123,959
         796 State Auto Financial Corp. ................................                     23,044
       1,125 Stewart Information Services Corp. ........................                     44,325
      12,539 Triad Guaranty, Inc. #*....................................                    695,664
       2,559 UICI #.....................................................                     83,782
         480 United Fire & Casualty Co. #...............................                     27,518
       2,845 Unitrin, Inc. .............................................                    118,267
       1,306 Universal American Financial Corp. *.......................                     16,887
       2,400 USI Holdings Corp. #*......................................                     32,760
       1,139 Vesta Insurance Group Inc. ................................                      5,114
          89 Wesco Financial Corp. .....................................                     31,284
       4,459 WR Berkley Corp. ..........................................                    187,991
         625 Zenith National Insurance Corp. #..........................                     26,444
                                                                                         ----------
                                                                                          8,892,547
                                                                                         ----------
INTERNET SERVICES & APPLICATIONS -- 2.1%
         299 1-800 Contacts, Inc. #*....................................                      4,548
       1,266 1-800-FLOWERS.COM, Inc. #*.................................                     10,508
       3,134 Agile Software Corp. #*....................................                     24,853
       6,926 Akamai Technologies, Inc. #*...............................                     97,310
       1,983 Alloy, Inc. #*.............................................                      7,516
       3,324 answerthink, Inc. #*.......................................                     17,783
       2,500 aQuantive, Inc. #*.........................................                     24,125
      34,101 Ariba, Inc. *..............................................                    318,503
       2,098 Asiainfo Holdings, Inc. *..................................                     10,238
      21,628 Ask Jeeves #*..............................................                    707,452
       2,033 At Road, Inc. #*...........................................                      8,579
       2,342 Autobytel, Inc. #*.........................................                     21,008
       2,958 Avocent Corp. *............................................                     76,997
         565 Blue Coat Systems, Inc. #*.................................                      8,136
       5,003 Checkfree Corp. #*.........................................                    138,433
       4,440 Chordiant Software, Inc. *.................................                     12,920
      25,527 CMGI, Inc. *...............................................                     30,888
       8,219 CNET Networks, Inc. #*.....................................                     75,204
       2,700 Corillian Corp. *..........................................                     12,447
       1,724 Cybersource Corp. #*.......................................                      8,327
      24,203 Digital Insight Corp. #*...................................                    329,887
       1,891 Digital River, Inc. *......................................                     56,314
       3,334 Digitas, Inc. #*...........................................                     25,772
       7,000 DoubleClick, Inc. #*.......................................                     41,370
       2,300 Drugstore.Com #*...........................................                      7,866

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004 (Unaudited) (continued)

Shares                                                                                      Value
------------------------------------------------------------------------                  ---------
       3,866 E.piphany, Inc. *..........................................                     15,580
      43,985 Earthlink, Inc. #*.........................................                    453,046
       1,000 eCollege.com, Inc. #*......................................                      9,650
       2,872 Entrust, Inc. #*...........................................                      7,266
         629 Equinix, Inc. #*...........................................                     19,354
      26,747 eResearch Technology, Inc. #*..............................                    356,538
       1,946 F5 Networks, Inc. #*.......................................                     59,275
       1,800 FindWhat.com #*............................................                     33,714
      20,960 GSI Commerce, Inc. #*......................................                    184,658
       2,875 Harris Interactive, Inc. #*................................                     18,946
       5,806 Homestore, Inc. #*.........................................                     13,412
      10,803 Infospace, Inc. #*.........................................                    511,954
         329 INTAC International #*.....................................                      2,642
       9,675 Internap Network Services Corp. *..........................                      6,482
       2,300 Internet Capital Group, Inc. #*............................                     14,858
       2,605 Internet Security Systems *................................                     44,285
       2,814 Interwoven, Inc. #*........................................                     20,373
       2,712 Ipass, Inc. *..............................................                     16,245
       2,525 iVillage, Inc. #*..........................................                     15,150
       1,200 j2 Global Communications, Inc. #*..........................                     37,908
       1,203 Jupitermedia Corp. #*......................................                     21,413
      27,883 Keynote Systems, Inc. #*...................................                    394,823
         362 Kintera, Inc. #*...........................................                      3,417
      21,776 Lionbridge Technologies #*.................................                    187,056
       5,127 Looksmart *................................................                      7,537
       4,673 Macromedia, Inc. *.........................................                     93,834
         547 Marketwatch.com, Inc. *....................................                      6,832
       2,630 Matrixone, Inc. #*.........................................                     13,308
       9,443 McAfee, Inc. *.............................................                    189,804
       6,652 Monster Worldwide, Inc. *..................................                    163,905
         591 Neoforma, Inc. #*..........................................                      5,502
       2,054 Net2Phone, Inc. #*.........................................                      6,614
       3,206 Netbank, Inc. .............................................                     32,092
       2,038 Netegrity, Inc. #*.........................................                     15,305
       2,189 NetFlix, Inc. #*...........................................                     33,754
         642 Netratings, Inc. #*........................................                     11,447
       2,032 NIC, Inc. #*...............................................                     10,892
       4,272 Openwave Systems, Inc. #*..................................                     37,679
       3,255 Opsware, Inc. #*...........................................                     18,261
         634 Overstock.com, Inc. #*.....................................                     23,287
       1,367 PC-Tel, Inc. *.............................................                     11,291
       1,984 Portal Software, Inc. #*...................................                      5,416
      14,231 Priceline.com, Inc. #*.....................................                    315,501
       1,610 ProQuest Co. *.............................................                     41,377
       5,500 RealNetworks, Inc. #*......................................                     25,630
       2,932 Redback Networks, Inc. #*..................................                     15,305
       3,984 RSA Security, Inc. #*......................................                     76,891
       5,043 S1 Corp. *.................................................                     40,243
       8,116 Safeguard Scientifics, Inc. *..............................                     15,177
       5,431 Sapient Corp. *............................................                     41,439
       2,363 Secure Computing Corp. #*..................................                     17,935
       3,285 Seebeyond Technology Corp. *...............................                     10,118
       1,154 Sohu.com, Inc. #*..........................................                     19,191
       3,465 SonicWALL, Inc. #*.........................................                     23,423
       1,317 Stamps.com, Inc. *.........................................                     17,516
         721 Stellent, Inc. #*..........................................                      5,559
      38,623 SupportSoft, Inc. #*.......................................                    376,188
      12,270 TIBCO Software, Inc. *.....................................                    104,418
         125 Travelzoo, Inc. #*.........................................                      6,500
       1,963 Trizetto Group *...........................................                     11,444
       2,900 Tumbleweed Communications Corp. #*.........................                      7,337
      28,149 United Online, Inc. #*.....................................                    270,793
       4,700 Valueclick, Inc. *.........................................                     44,368
       1,376 Verity, Inc. #*............................................                     17,723
       8,600 Verso Technologies, Inc. *.................................                      8,170
      15,500 Vignette Corp. #*..........................................                     20,615
      29,377 WatchGuard Technologies #*.................................                    137,484
      20,892 WebEx Communications, Inc. #*..............................                    455,864
      18,813 WebMD Corp. #*.............................................                    130,939
       3,170 webMethods, Inc. #*........................................                     16,864
      16,337 Websense, Inc. #*..........................................                    680,763
         301 Zix Corp. #*...............................................                      1,379
                                                                                          ---------
                                                                                          8,167,943
                                                                                          ---------
MANUFACTURING -- 0.7%
       1,400 Actuant Corp. *............................................                     57,694
       2,743 Acuity Brands, Inc. .......................................                     65,201
         400 Ameron International Corp. #...............................                     13,160
       1,134 AO Smith Corp. #...........................................                     27,613
       1,032 Applied Films Corp. #*.....................................                     18,586
       2,330 Aptargroup, Inc. #.........................................                    102,450
         838 Barnes Group, Inc. #.......................................                     23,020
       3,539 Brink's Co. ...............................................                    106,772
       2,047 Carlisle Cos., Inc. .......................................                    130,865
         930 Ceradyne, Inc. #*..........................................                     40,836
       1,634 Clarcor, Inc. .............................................                     77,893
       3,391 Crane Co. .................................................                     98,068
         909 CUNO, Inc. *...............................................                     52,495
       4,758 Donaldson Co., Inc. .......................................                    135,079
       1,300 EnPro Industries, Inc. #*..................................                     31,382
         861 ESCO Technologies, Inc. *..................................                     58,341
       3,084 Federal Signal Corp. #.....................................                     57,301
       1,647 Griffon Corp. *............................................                     34,752
       2,462 Harsco Corp. ..............................................                    110,544
       1,050 Hexcel Corp. #*............................................                     14,511
       5,031 Jacuzzi Brands, Inc. *.....................................                     46,788
       1,847 Lancaster Colony Corp. ....................................                     77,879
       7,161 Matthews International Corp. #.............................                    242,615
       1,425 Myers Industries, Inc. ....................................                     15,604
       7,682 Pall Corp. ................................................                    188,055
       6,204 Pentair, Inc. .............................................                    216,582
         343 Quixote Corp. .............................................                      6,613
         400 Raven Industries, Inc. #...................................                     17,780
       2,329 Roper Industries, Inc. ....................................                    133,824
       4,725 SPX Corp. #................................................                    167,265
         696 Standex International Corp. ...............................                     17,052
       1,558 Sturm Ruger & Co., Inc. ...................................                     14,037
       2,372 Teleflex, Inc. ............................................                    100,810
       1,969 Tredegar Corp. #...........................................                     35,836
       2,372 Trinity Industries, Inc. #.................................                     73,935
                                                                                          ---------
                                                                                          2,611,238
                                                                                          ---------
METALS & MINING -- 2.2%
       6,585 AK Steel Holding Corp. #*..................................                     53,734
      92,427 Allegheny Technologies, Inc. #.............................                  1,686,793

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004 (Unaudited) (continued)

Shares                                                                                      Value
------------------------------------------------------------------------                  ---------
       1,121 Amcol International Corp. #................................                     21,434
       3,429 Arch Coal, Inc. #..........................................                    121,695
       1,309 Brush Engineered Materials, Inc. #*........................                     27,109
       1,251 Carpenter Technology #.....................................                     59,723
      24,700 Century Aluminum Co. #*....................................                    684,931
         728 CIRCOR International, Inc. ................................                     14,196
         601 Cleveland-Cliffs, Inc. #*..................................                     48,603
      14,022 Coeur d'alene Mines Corp. #*...............................                     66,464
       1,685 Commercial Metals Co. #....................................                     66,928
         950 Compass Minerals International, Inc. ......................                     21,090
       5,544 Consol Energy, Inc. #......................................                    193,430
       1,102 Gibraltar Steel Corp. .....................................                     39,848
       8,076 Hecla Mining Co. #*........................................                     60,085
       1,093 International Steel Group, Inc. *..........................                     36,834
      14,800 IPSCO, Inc. ...............................................                    415,140
       1,805 Kaydon Corp. #.............................................                     51,930
         275 Lawson Products #..........................................                     11,267
       4,672 Massey Energy Co. #........................................                    135,161
       1,269 Metals USA, Inc. *.........................................                     22,512
       2,292 Mueller Industries, Inc. ..................................                     98,441
      48,406 NN, Inc. ..................................................                    554,249
         709 NS Group, Inc. *...........................................                     13,117
       1,616 Oregon Steel Mills, Inc. #*................................                     26,874
       3,928 Peabody Energy Corp. ......................................                    233,716
      12,935 Penn Engineering & Manufacturing Corp. #...................                    240,850
       3,870 Precision Castparts Corp. #................................                    232,393
       1,096 Quanex Corp. ..............................................                     56,203
      10,120 Reliance Steel & Aluminum Co. #............................                    401,764
         932 Royal Gold, Inc. #.........................................                     15,919
       1,272 RTI International Metals, Inc. *...........................                     24,639
       1,350 Ryerson Tull, Inc. #.......................................                     23,179
         977 Schnitzer Steel Industries, Inc. #.........................                     31,606
         934 Southern Peru Copper Corp. #...............................                     48,250
      22,060 Steel Dynamics, Inc. #.....................................                    851,957
         656 Steel Technologies, Inc. ..................................                     16,805
       3,077 Stillwater Mining Co. #*...................................                     47,693
       4,210 Timken Co. #...............................................                    103,650
         110 Titanium Metals Corp. #*...................................                      2,581
       7,035 United States Steel Corp. #................................                    264,657
     124,015 USEC, Inc. #...............................................                  1,286,036
         857 Valmont Industries, Inc. #.................................                     17,886
         500 Wheeling-Pittsburgh Corp. #*...............................                     15,655
       4,430 Worthington Industries.....................................                     94,580
                                                                                          ---------
                                                                                          8,541,607
                                                                                          ---------
MULTIMEDIA -- 2.2%
      72,884 4Kids Entertainment, Inc. #*...............................                  1,472,257
         300 Beasley Broadcasting Group, Inc. *.........................                      4,710
       6,073 Belo Corp. #...............................................                    136,885
      18,294 Charter Communications, Inc. #*............................                     48,662
       3,332 Citadel Broadcasting Corp. *...............................                     42,716
         300 Courier Corp. .............................................                     12,504
       2,431 Cox Radio, Inc. *..........................................                     36,271
       1,083 Crown Media Holdings, Inc. #*..............................                      9,043
       3,022 Cumulus Media, Inc. *......................................                     43,487
       1,600 Dex Media, Inc. *..........................................                     33,856
       3,600 Dow Jones & Co., Inc. #....................................                    146,196
       3,130 Emmis Communications Corp. *...............................                     56,528
       2,366 Entercom Communications Corp. *............................                     77,274
       3,019 Entravision Communications Corp. *.........................                     22,975
         300 Fisher Communications, Inc. #*.............................                     14,400
      14,474 Gemstar-TV Guide International, Inc. #.....................                     81,778
       2,761 Gray Television, Inc. #....................................                     32,856
       2,135 Hearst-Argyle Television, Inc. ............................                     52,201
       3,701 Hollinger International, Inc. #............................                     63,990
         925 Information Holdings, Inc. #*..............................                     25,188
       3,026 Insight Communications Co., Inc. #*........................                     26,629
       2,850 John Wiley & Sons #........................................                     91,057
       1,291 Journal Communications, Inc. ..............................                     22,644
       2,724 Journal Register Co. *.....................................                     51,484
       2,807 Lee Enterprises, Inc. .....................................                    130,076
       1,110 Liberty Corp. .............................................                     44,111
       1,862 Lin TV Corp. #*............................................                     36,272
         725 Lodgenet Entertainment Corp. *.............................                      9,570
         905 Martha Stewart Living Omnimedia #*.........................                     14,209
       1,150 McClatchy Co. .............................................                     81,454
       1,493 Media General, Inc. .......................................                     83,533
       3,721 Mediacom Communications Corp. #*...........................                     24,298
       2,348 Meredith Corp. ............................................                    120,640
         403 Nexstar Broadcasting Group, Inc. *.........................                      3,434
       2,003 Paxson Communications Corp. #*.............................                      2,704
         804 Playboy Enterprises, Inc. Class B*.........................                      8,072
       9,323 Primedia, Inc. #*..........................................                     21,909
         554 Pulitzer, Inc. ............................................                     27,368
       5,500 Radio One, Inc. Class D#*..................................                     78,265
     166,994 Reader's Digest Association, Inc. #........................                  2,436,442
       2,183 Regent Communications, Inc. *..............................                     12,356
         820 Saga Communications, Inc. *................................                     13,899
         571 Salem Communications Corp. #*..............................                     14,458
       1,976 Scholastic Corp. *.........................................                     61,039
       2,521 Sinclair Broadcast Group, Inc. ............................                     18,403
      76,325 Sirius Satellite Radio, Inc. #*............................                    244,240
     155,594 Spanish Broadcasting System #*.............................                  1,531,045
      38,946 Thomas Nelson, Inc. .......................................                    761,394
          71 Value Line, Inc. ..........................................                      2,627
       4,675 Westwood One, Inc. *.......................................                     92,425
         661 World Wrestling Entertainment, Inc. .......................                      8,077
         867 Young Broadcasting, Inc. #*................................                      9,424
                                                                                          ---------
                                                                                          8,497,335
                                                                                          ---------
OIL & GAS -- 5.2%
         577 Atwood Oceanics, Inc. *....................................                     27,431
       1,009 Berry Petroleum Co. #......................................                     37,061
       1,050 Brigham Exploration Co. #*.................................                      9,870
       2,034 Cabot Oil & Gas Corp. #....................................                     91,327
      25,019 Cal Dive International, Inc. #*............................                    891,177
         336 Callon Petroleum Co. *.....................................                      4,260
         724 CARBO Ceramics, Inc. #.....................................                     52,229
       1,200 Cheniere Energy, Inc. #*...................................                     23,712
      16,230 Chesapeake Energy Corp. #..................................                    256,921
       2,462 Cimarex Energy Co. *.......................................                     86,022
         244 Clayton Williams Energy, Inc. #*...........................                      5,229
       2,050 Comstock Resources, Inc. *.................................                     42,886

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004 (Unaudited) (continued)

Shares                                                                                      Value
------------------------------------------------------------------------                 ----------
       3,286 Cooper Cameron Corp. #*....................................                    180,204
          88 Crosstex Energy, Inc. #....................................                      3,617
       1,196 Delta Petroleum Corp. #*...................................                     15,596
       3,400 Denbury Resources, Inc. #*.................................                     86,360
       3,571 Diamond Offshore Drilling #................................                    117,807
         333 Dril-Quip, Inc. #*.........................................                      7,426
      19,367 Dynegy, Inc. #*............................................                     96,641
      11,829 Edge Petroleum Corp. *.....................................                    188,909
       1,334 Encore Acquisition Co. *...................................                     46,023
       1,497 Energy Partners, Ltd. #*...................................                     24,371
       3,892 Equitable Resources, Inc. .................................                    211,375
       2,890 Evergreen Resources, Inc. *(a).............................                    115,745
       4,286 FMC Technologies, Inc. *...................................                    143,152
       2,899 Forest Oil Corp. #*........................................                     87,318
       8,396 Frontier Oil Corp. ........................................                    198,230
       1,661 FX Energy, Inc. #*.........................................                     15,015
         800 Giant Industries, Inc. *...................................                     19,440
       5,310 Global Industries, Ltd. *..................................                     32,816
      47,953 Grant Prideco, Inc. #*.....................................                    982,557
      65,375 Grey Wolf, Inc. #*.........................................                    319,684
         354 Gulf Island Fabrication, Inc. .............................                      7,894
       4,686 Hanover Compressor Co. #*..................................                     63,027
       2,400 Harvest Natural Resources, Inc. *..........................                     39,840
       2,985 Helmerich & Payne, Inc. ...................................                     85,640
       1,386 Holly Corp. ...............................................                     35,343
          87 Hornbeck Offshore Services, Inc. #*........................                      1,436
         954 Houston Exploration Co. *..................................                     56,620
         869 Hydril Co. *...............................................                     37,324
      84,591 Input/Output, Inc. #*......................................                    872,133
      42,652 KCS Energy, Inc. *.........................................                    593,289
          77 Kerr-McGee Corp. ..........................................                      4,408
     107,125 Key Energy Services, Inc. #*...............................                  1,183,731
       1,733 Lone Star Technologies *...................................                     65,507
         285 Lufkin Industries, Inc. #..................................                     10,608
      34,125 Magnum Hunter Resources, Inc. #*...........................                    393,803
       1,000 Matrix Service Co. #*......................................                      5,120
      30,910 Maverick Tube Corp. #*.....................................                    952,337
         700 McMoRan Exploration Co. #*.................................                      9,121
       3,039 Meridian Resource Corp. #*.................................                     26,834
      86,434 Mission Resources Corp. #*.................................                    543,670
       4,460 National Fuel Gas Co. #....................................                    126,352
       5,468 National-Oilwell, Inc. #*..................................                    179,678
       3,774 Newfield Exploration Co. *.................................                    231,120
       5,290 Newpark Resources *........................................                     31,740
       3,539 Noble Energy, Inc. ........................................                    206,111
      60,463 Oceaneering International, Inc. *..........................                  2,227,457
       1,561 Oil States International, Inc. *...........................                     29,191
       5,173 Parker Drilling Co. *......................................                     18,985
       4,132 Patina Oil & Gas Corp. ....................................                    122,183
       9,988 Patterson-UTI Energy, Inc. ................................                    190,471
         966 Penn Virginia Corp. .......................................                     38,244
         600 PetroCorp, Inc. #*.........................................                          0
       1,004 Petroleum Development Corp. #*.............................                     43,995
       7,401 Pioneer Natural Resources Co. #............................                    255,187
       8,298 Plains Exploration & Production Co. *......................                    197,990
       3,937 Pogo Producing Co. ........................................                    186,811
       2,430 Premcor, Inc. *............................................                     93,555
      57,070 Pride International, Inc. *................................                  1,129,415
       5,148 Questar Corp. .............................................                    235,881
       1,812 Quicksilver Resources, Inc. #*.............................                     59,198
       3,768 Range Resources Corp. .....................................                     65,902
      25,474 Remington Oil & Gas Corp. #*...............................                    668,693
       1,015 Resource America, Inc. #...................................                     23,944
      49,056 Rowan Cos., Inc. *.........................................                  1,295,078
         488 RPC, Inc. .................................................                      8,725
       1,135 SEACOR Holdings, Inc. *....................................                     53,061
       9,727 Southwestern Energy Co. #*.................................                    408,437
       1,696 Spinnaker Exploration Co. *................................                     59,428
       1,668 St. Mary Land & Exploration Co. #..........................                     66,403
       1,533 Stone Energy Corp. *.......................................                     67,084
      17,603 Superior Energy Services #*................................                    227,431
       1,863 Swift Energy Co. #*........................................                     44,637
       3,957 Tesoro Petroleum Corp. *...................................                    116,850
       1,273 Tetra Technologies, Inc. *.................................                     39,527
       3,935 Tidewater, Inc. ...........................................                    128,084
         330 Todco *....................................................                      5,726
         992 Transmontaigne, Inc. *.....................................                      5,773
      27,306 Unit Corp. #*..............................................                    957,895
       1,177 Universal Compression Holdings, Inc. #*....................                     40,100
       6,268 Varco International, Inc. *................................                    168,108
       2,147 Veritas DGC, Inc. #*.......................................                     48,909
      35,355 Vintage Petroleum, Inc. ...................................                    709,575
       1,435 W-H Energy Services, Inc. *................................                     29,776
       3,300 Western Gas Resources, Inc. ...............................                     94,347
       1,106 Whiting Petroleum Corp. ...................................                     33,622
                                                                                         ----------
                                                                                         20,378,775
                                                                                         ----------
PHARMACEUTICALS -- 3.6%
       5,938 Abgenix, Inc. #*...........................................                     58,549
       1,153 Able Laboratories, Inc. *..................................                     22,091
       1,663 Accelrys, Inc. *...........................................                     10,843
       3,237 Accredo Health, Inc. *.....................................                     76,296
       2,355 Adolor Corp. #*............................................                     26,494
         300 Advancis Pharmaceutical Corp. #*...........................                      2,445
       5,562 Alkermes, Inc. #*..........................................                     64,185
       2,476 Alpharma, Inc. #...........................................                     45,286
       1,279 American Pharmaceutical Partners, Inc. *...................                     35,262
       6,258 Amylin Pharmaceuticals, Inc. *.............................                    128,414
      78,854 Andrx Corp. *..............................................                  1,763,175
       1,563 Antigenics, Inc. #*........................................                      9,425
       1,913 Array Biopharma, Inc. #*...................................                     13,372
      18,425 Atherogenics, Inc. #*......................................                    607,104
       1,470 Atrix Labs, Inc. #*........................................                     45,114
         972 Bentley Pharmaceuticals, Inc. #*...........................                     10,293
       1,700 Bioenvision, Inc. *........................................                     13,583
      44,592 BioMarin Pharmaceuticals, Inc. #*..........................                    231,432
      19,944 Bone Care International, Inc. *............................                    484,639
       8,520 Bradley Pharmaceuticals, Inc. #*...........................                    173,382
          71 Caraco Pharmaceutical Labs, Inc. #*........................                        547
       3,359 Cell Therapeutics, Inc. #*.................................                     23,043
       3,441 Cephalon, Inc. #*..........................................                    164,824
      31,586 Connetics Corp. #*.........................................                    853,454

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004 (Unaudited) (continued)

Shares                                                                                     Value
------------------------------------------------------------------------                 ---------
          26 Corcept Therapeutics, Inc. #*..............................                        204
      52,633 Corixa Corp. #*............................................                    218,953
       2,753 Cubist Pharmaceuticals, Inc. #*............................                     27,200
       2,109 CV Therapeutics, Inc. #*...................................                     26,363
       1,845 Cypress Biosciences, Inc. #*...............................                     21,531
       3,584 Dendreon Corp. #*..........................................                     30,141
         879 Depomed, Inc. #*...........................................                      4,588
       2,790 Discovery Laboratories, Inc. #*............................                     18,693
      12,940 Dov Pharmaceutical, Inc. #*................................                    221,792
       1,802 Durect Corp. #*............................................                      2,523
       1,200 DUSA Pharmaceuticals, Inc. *...............................                     13,776
       1,661 Dyax Corp. #*..............................................                     12,690
       2,883 Endo Pharmaceuticals Holdings, Inc. *......................                     52,932
       1,600 Eon Labs, Inc. *...........................................                     34,720
         516 Eyetech Pharmaceuticals, Inc. #*...........................                     17,539
      28,324 First Horizon Pharmaceutical Corp. #*......................                    566,763
       3,171 Genta, Inc. *..............................................                      8,530
       1,476 Guilford Pharmaceuticals, Inc. #*..........................                      7,380
         985 HealthExtras, Inc. #*......................................                     13,731
         400 Hollis-Eden Pharmaceuticals #*.............................                      4,308
       1,377 I-Flow Corp. #*............................................                     19,939
      14,719 Ilex Oncology, Inc. *......................................                    370,477
       2,991 Impax Laboratories, Inc. #*................................                     45,942
       2,676 Indevus Pharmaceuticals, Inc. #*...........................                     18,973
       3,653 Inkine Pharmaceutical Co., Inc. *..........................                     18,557
       2,543 Inspire Pharmaceuticals, Inc. *............................                     40,001
       3,092 Isis Pharmaceuticals, Inc. #*..............................                     15,151
       1,679 Isolagen, Inc. #*..........................................                     15,867
      11,593 Ista Pharmaceuticals, Inc. #*..............................                    141,319
      14,876 King Pharmaceuticals, Inc. *...............................                    177,619
      18,200 Kos Pharmaceuticals, Inc. *................................                    648,102
       2,100 KV Pharmaceutical Co. #*...................................                     37,590
         338 Lannett Co., Inc. *........................................                      3,279
       4,139 Ligand Pharmaceuticals, Inc. Class B*......................                     41,473
         440 Mannatech, Inc. #..........................................                      6,169
         400 Mannkind Corp. *...........................................                      8,012
       4,993 Medarex, Inc. #*...........................................                     36,848
      16,200 Medco Health Solutions, Inc. *.............................                    500,580
       2,749 Medicines Co. *............................................                     66,361
       3,518 Medicis Pharmaceutical #...................................                    137,343
       4,318 MGI Pharma, Inc. *.........................................                    115,247
       3,634 Nabi Biopharmaceuticals #*.................................                     48,623
         549 Natures Sunshine Products, Inc. ...........................                      8,328
       3,466 NBTY, Inc. #*..............................................                     74,727
       2,329 NeighborCare, Inc. *.......................................                     59,040
       1,093 Neopharm, Inc. #*..........................................                      9,356
       2,164 Neurocrine Biosciences, Inc. *.............................                    102,054
         588 Neurogen Corp. *...........................................                      3,798
         367 NitroMed, Inc. #*..........................................                      8,749
       1,401 Noven Pharmaceuticals, Inc. #*.............................                     29,197
       2,229 NPS Pharmaceuticals, Inc. *................................                     48,548
          61 Nutraceutical International Corp. *........................                        859
       1,505 Nuvelo, Inc. #*............................................                     14,869
          44 Omega Protein Corp. *......................................                        339
      17,342 Onyx Pharmaceuticals, Inc. #*..............................                    745,879
       2,647 OSI Pharmaceuticals, Inc. *................................                    162,685
      38,973 Pain Therapeutics, Inc. #*.................................                    280,216
       2,348 Par Pharmaceutical Cos., Inc. #*...........................                     84,364
         949 Penwest Pharmaceuticals Co. #*.............................                     10,714
      49,117 Perrigo Co. #..............................................                  1,009,354
      32,299 Pharmacyclics, Inc. #*.....................................                    333,003
         783 Pharmion Corp. #*..........................................                     40,478
       5,444 Pharmos Corp. #*...........................................                     15,679
       1,540 Pozen, Inc. #*.............................................                     13,460
       2,192 Priority Healthcare Corp. Class B#*........................                     44,169
         528 Progenics Pharmaceuticals, Inc. #*.........................                      7,735
      69,200 QLT, Inc. #*...............................................                  1,152,180
         445 Renovis, Inc. #*...........................................                      3,564
         795 Rigel Pharmaceuticals, Inc. #*.............................                     20,114
       2,400 Salix Pharmaceuticals, Ltd. #*.............................                     51,648
          56 Santarus, Inc. #*..........................................                        508
      40,979 Sciclone Pharmaceuticals, Inc. #*..........................                    145,885
       5,261 Sepracor, Inc. *...........................................                    256,632
       2,314 Star Scientific, Inc. #*...................................                     13,699
       1,521 Tanox, Inc. #*.............................................                     25,659
         921 Trimeris, Inc. *...........................................                     13,861
       1,223 United Therapeutics Corp. *................................                     42,719
         600 USANA Health Sciences, Inc. #*.............................                     20,880
       5,280 Valeant Pharmaceuticals International #....................                    127,354
       4,074 VCA Antech, Inc. *.........................................                     84,047
       3,176 Vicuron Pharmaceuticals, Inc. #*...........................                     46,624
       3,418 Vion Pharmaceuticals, Inc. #*..............................                     14,390
      18,212 Zymogenetics, Inc. #*......................................                    317,617
                                                                                         ----------
                                                                                         14,126,062
                                                                                         ----------
REAL ESTATE -- 4.2%
       1,679 Acadia Realty Trust REIT#..................................                     24,765
       1,492 Affordable Residential Communities REIT#...................                     21,783
       4,255 Alexander's, Inc. REIT#*...................................                    847,170
       6,465 Alexandria Real Estate Equities, Inc. REIT#................                    424,880
       5,118 AMB Property Corp. REIT....................................                    189,468
         600 American Campus Communities, Inc. REIT*....................                     11,136
      64,398 American Financial Realty Trust REIT.......................                    908,656
       1,937 American Home Mortgage Investment Corp. REIT...............                     54,139
       1,667 AMLI Residential Properties Trust REIT#....................                     50,927
       7,071 Annaly Mortgage Management, Inc. REIT#.....................                    121,126
       3,225 Anthracite Capital, Inc. REIT#.............................                     35,862
       2,623 Anworth Mortgage Asset Corp. REIT..........................                     29,850
       5,818 Apartment Investment & Management Co. REIT.................                    202,350
         496 Arbor Reality Trust, Inc. REIT.............................                     11,011
       3,893 Arden Realty, Inc. REIT....................................                    126,834
         653 Ashford Hospitality Trust, Inc. REIT#......................                      6,138

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004 (Unaudited) (continued)

Shares                                                                                      Value
------------------------------------------------------------------------                  ---------
       4,407 AvalonBay Communities, Inc. REIT...........................                    265,390
         284 Avatar Holdings, Inc. REIT#*...............................                     12,056
         725 Bedford Property Investors REIT#...........................                     21,997
       1,000 BioMed Reality Trust, Inc. REIT............................                     17,590
       2,259 Brandywine Realty Trust REIT...............................                     64,336
       3,284 BRE Properties REIT........................................                    125,941
       2,301 Camden Property Trust REIT.................................                    106,306
       1,800 Capital Automotive REIT....................................                     56,286
       1,425 Capital Lease Funding, Inc. REIT#..........................                     15,732
         484 Capital Trust, Inc. REIT...................................                     14,084
         539 Capstead Mortgage Corp. REIT#..............................                      6,711
       3,577 CarrAmerica Realty Corp. REIT..............................                    116,968
       6,381 Catellus Development Corp. REIT............................                    169,160
         800 CB Richard Ellis Group, Inc. REIT*.........................                     18,480
       1,465 CBL & Associates Properties, Inc. REIT.....................                     89,292
         562 Cedar Shopping Centers, Inc. REIT#.........................                      7,840
       2,795 Centerpoint Properties Trust REIT..........................                    121,806
       2,318 Chelsea Property Group, Inc. REIT#.........................                    155,538
       1,191 Colonial Properties Trust REIT.............................                     47,902
       2,951 Commercial Net Lease Realty REIT...........................                     53,767
         283 Consolidated-Tomoka Land Co. REIT..........................                      9,843
       3,500 Cornerstone Realty Income Trust, Inc. REIT#................                     34,160
       2,039 Corporate Office Properties Trust SBI REIT#................                     52,239
         578 Correctional Properties Trust REIT.........................                     15,779
       2,319 Cousins Properties, Inc. REIT#.............................                     79,565
      79,169 Crescent Real Estate Equity Co. REIT.......................                  1,246,120
      42,448 CRT Properties, Inc. REIT#.................................                    910,510
       6,330 Developers Diversified Realty Corp. REIT...................                    247,819
       1,167 Eastgroup Properties REIT..................................                     38,744
       1,438 Entertainment Properties Trust REIT........................                     54,356
     118,354 Equity Inns, Inc. REIT#....................................                  1,169,338
       1,804 Equity One, Inc. REIT#.....................................                     35,394
       1,380 Essex Property Trust, Inc. REIT#...........................                     99,153
         900 Extra Space Storage, Inc. REIT.............................                     11,475
       3,301 Federal Realty Invs Trust REIT.............................                    145,244
       3,428 FelCor Lodging Trust, Inc. REIT#*..........................                     38,771
       2,601 First Industrial Realty Trust, Inc. REIT#..................                     95,977
       1,929 Forest City Enterprises, Inc. REIT.........................                    106,288
       1,834 Gables Residential Trust REIT#.............................                     62,631
         994 Getty Realty Corp. REIT#...................................                     26,063
       1,874 Glenborough Realty Trust, Inc. REIT........................                     38,923
       1,976 Glimcher Realty Trust REIT#................................                     48,017
         400 Global Signal, Inc. REIT...................................                      9,160
       1,460 Government Properties Trust, Inc. REIT#....................                     13,870
       8,110 Health Care Property Investors, Inc. REIT..................                    210,860
       3,396 Health Care, Inc. REIT.....................................                    119,539
       2,848 Healthcare Realty Trust, Inc. REIT.........................                    111,186
       1,800 Heritage Property Investment Trust REIT....................                     52,506
       2,419 Highland Hospitality Corp. REIT#...........................                     27,577
       3,123 Highwoods Properties, Inc. REIT............................                     76,857
       2,128 Home Properties, Inc. REIT.................................                     84,184
       1,600 HomeBanc Corp. REIT*.......................................                     14,400
       4,168 Hospitality Properties Trust REIT..........................                    177,098
      21,572 Host Marriott Corp. REIT#..................................                    302,655
      11,367 HRPT Properties Trust REIT.................................                    124,923
      37,006 IMPAC Mortgage Holdings, Inc. REIT#........................                    973,258
       2,298 Innkeepers USA Trust REIT..................................                     28,587
       1,766 Investors Real Estate Trust REIT#..........................                     17,678
       2,101 Jones Lang LaSalle, Inc. REIT*.............................                     69,354
       1,634 Kilroy Realty Corp. REIT...................................                     62,141
         800 Kite Reality Group Trust REIT..............................                     10,520
       1,073 Kramont Realty Trust REIT#.................................                     19,958
       1,464 LaSalle Hotel Properties REIT..............................                     40,406
       2,924 Lexington Corporate Properties Trust REIT..................                     63,480
       5,277 Liberty Property Trust REIT................................                    210,236
       1,002 LNR Property Corp. REIT....................................                     62,034
         795 LTC Properties, Inc. REIT..................................                     14,223
       2,259 Luminent Mortgage Capital, Inc. REIT#......................                     28,644
       3,617 Macerich Co. REIT..........................................                    192,750
       3,826 Mack-Cali Realty Corp. REIT................................                    169,492
       2,108 Maguire Properties, Inc. REIT..............................                     51,245
       1,212 Manufactured Home Communities, Inc. REIT...................                     40,287
       4,059 Meristar Hospitality Corp. REIT*...........................                     22,122
       4,700 MFA Mortgage Investments, Inc. REIT........................                     43,287
       1,138 Mid-America Apartment Communities, Inc. REIT...............                     44,325
       3,301 Mills Corp. REIT...........................................                    171,223
         693 Mission West Properties REIT#..............................                      7,173
       1,376 National Health Investors, Inc. REIT.......................                     39,133
       4,429 Nationwide Health Properties, Inc. REIT#...................                     91,902
       6,398 New Plan Excel Realty Trust REIT...........................                    159,950
       2,000 Newcastle Investment Corp. REIT#...........................                     61,400
       1,453 Novastar Financial, Inc. REIT#.............................                     63,351
       2,818 Omega Healthcare Investors, Inc. REIT#.....................                     30,322
       2,409 Pan Pacific Retail Properties, Inc. REIT#..................                    130,327
         534 Parkway Properties, Inc. REIT#.............................                     24,804
       2,044 Pennsylvania Real Estate Investment Trust REIT.............                     79,021
       2,572 Post Properties, Inc. REIT.................................                     76,903
       2,730 Prentiss Properties Trust REIT#............................                     98,280
       1,240 Price Legacy Corp. REIT#...................................                     23,498
         768 PS Business Parks, Inc. REIT...............................                     30,605
       1,486 RAIT Investment Trust REIT#................................                     40,642
         692 Ramco-Gershenson Properties REIT...........................                     18,739
         537 Reading International, Inc. REIT#*.........................                      4,296
       2,606 Realty, Income Corp. REIT#.................................                    117,348
       3,910 Reckson Associates Realty Corp. REIT.......................                    112,412

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004 (Unaudited) (continued)

Shares                                                                                     Value
------------------------------------------------------------------------                 ----------
         885 Redwood Trust, Inc. REIT#..................................                     55,242
       3,616 Regency Centers Corp. REIT.................................                    168,108
         443 Saul Centers, Inc. REIT....................................                     14,566
       1,700 Saxon Capital, Inc. REIT*..................................                     36,550
       3,150 Senior Housing Properties Trust REIT.......................                     56,133
       2,978 Shurgard Storage Centers, Inc. REIT........................                    115,546
       2,355 SL Green Realty Corp. REIT.................................                    122,013
         925 Sovran Self Storage, Inc. REIT#............................                     36,241
       3,416 St. Joe Co. REIT...........................................                    163,182
         800 Strategic Hotel Capital, Inc. REIT.........................                     10,816
       1,683 Summit Properties, Inc. REIT...............................                     45,525
         880 Sun Communities, Inc. REIT.................................                     34,487
      25,000 Sunset Financial Resources, Inc. REIT#.....................                    266,750
         813 Tanger Factory Outlet Centrs REIT#.........................                     36,406
          96 Tarragon Corp. REIT#*......................................                      1,249
       3,043 Taubman Centers, Inc. REIT.................................                     78,601
       5,313 Thornburg Mortgage, Inc. REIT#.............................                    154,130
      18,424 Town & Country Trust REIT#.................................                    468,891
       2,024 Trammell Crow Co. REIT*....................................                     31,817
       5,300 Trizec Properties, Inc. REIT...............................                     84,641
       7,863 United Dominion Realty Trust, Inc. REIT....................                    155,923
         505 Universal Health Realty Trust Income REIT..................                     15,302
         858 Urstadt Biddle Properties, Inc. REIT#......................                     13,076
       1,227 US Restaurant Properties, Inc. REIT#.......................                     20,724
       5,348 Ventas, Inc. REIT..........................................                    138,620
       2,449 Washington Real Estate Investment Trust REIT#..............                     74,205
       4,712 Weingarten Realty Investors REIT...........................                    155,543
         994 Winston Hotels, Inc. REIT#.................................                     10,636
                                                                                         ----------
                                                                                         16,554,780
                                                                                         ----------
RETAIL -- 5.7%
       1,847 7-Eleven, Inc. #*..........................................                     36,903
       2,633 99 Cents Only Stores #*....................................                     37,468
       5,863 Abercrombie & Fitch Co. ...................................                    184,684
         900 AC Moore Arts & Crafts, Inc. #*............................                     22,257
       4,536 Advance Auto Parts *.......................................                    156,038
      31,316 Aeropostale, Inc. #*.......................................                    820,479
         287 America's Car Mart, Inc. #*................................                      9,686
       3,203 American Eagle Outfitters..................................                    118,031
       4,236 AnnTaylor Stores Corp. *...................................                     99,122
         700 Asbury Automotive Group, Inc. #*...........................                      9,450
       3,210 Barnes & Noble, Inc. *.....................................                    118,770
         631 Bebe Stores, Inc. #........................................                     13,327
       1,400 Big 5 Sporting Goods Corp. #*..............................                     31,920
       7,908 Big Lots, Inc. *...........................................                     96,715
         600 BJ's Restaurants, Inc. *...................................                      9,522
      38,907 BJ's Wholesale Club, Inc. *................................                  1,063,717
         445 Blair Corp. #..............................................                     12,540
       2,610 Blockbuster, Inc. #........................................                     19,810
       2,400 Bombay Co., Inc. #*........................................                     17,592
      37,700 Bon-Ton Stores, Inc. #.....................................                    459,563
      54,770 Borders Group, Inc. .......................................                  1,358,296
       1,125 Brookstone, Inc. #*........................................                     21,251
       1,259 Brown Shoe Co., Inc. ......................................                     31,551
         545 Buckle, Inc. ..............................................                     14,971
       1,316 Burlington Coat Factory Warehouse Corp. ...................                     27,939
         300 Cabela's, Inc. *...........................................                      7,155
         145 Cache, Inc. *..............................................                      2,175
       6,393 Carmax, Inc. #*............................................                    137,769
       3,172 Casey's General Stores, Inc. ..............................                     58,967
       1,721 Cash America International, Inc. ..........................                     42,096
       1,900 Casual Male Retail Group, Inc. #*..........................                      9,956
         965 Cato Corp. #...............................................                     21,471
         687 Charlotte Russe Holding, Inc. *............................                      7,887
       6,558 Charming Shoppes *.........................................                     46,693
       5,481 Chico's FAS, Inc. #*.......................................                    187,450
         950 Childrens Place #*.........................................                     22,715
       2,356 Christopher & Banks Corp. #................................                     37,720
      12,842 Circuit City Stores, Inc. .................................                    196,996
      69,002 Claire's Stores, Inc. #....................................                  1,727,810
       1,308 Coldwater Creek, Inc. *....................................                     27,298
         803 Cole National Corp. #*.....................................                     22,251
         484 Conn's, Inc. *.............................................                      6,766
       3,936 Copart, Inc. *.............................................                     74,508
       1,436 Cost Plus, Inc. *..........................................                     50,806
       2,824 CSK Auto Corp. *...........................................                     37,616
         164 DEB Shops, Inc. ...........................................                      4,002
      10,668 Dick's Sporting Goods, Inc. #*.............................                    379,994
       3,727 Dillards, Inc. ............................................                     73,571
       6,974 Dollar Tree Stores, Inc. *.................................                    187,949
       1,100 Dominos Pizza, Inc. *......................................                     16,170
       1,340 Dress Barn, Inc. *.........................................                     23,383
      52,058 Electronics Boutique Holdings Corp. #*.....................                  1,775,178
       1,167 Finish Line................................................                     36,084
         743 First Cash Financial Services, Inc. *......................                     14,882
       8,914 Foot Locker, Inc. .........................................                    211,262
       2,603 Fred's, Inc. #.............................................                     46,750
       1,500 GameStop Corp. #*..........................................                     27,765
       1,521 Genesco, Inc. *............................................                     35,820
       1,379 Goody's Family Clothing, Inc. #............................                     11,611
       1,109 Group 1 Automotive, Inc. *.................................                     30,254
      10,694 Guitar Center, Inc. #*.....................................                    463,050
       1,048 Hancock Fabrics, Inc. #....................................                     12,555
       1,101 Haverty Furniture Cos., Inc. #.............................                     19,312
       1,397 Hibbett Sporting Goods, Inc. #*............................                     28,625
      49,208 Hollywood Entertainment Corp. #*...........................                    485,683
       3,197 HOT Topic, Inc. #*.........................................                     54,477
       3,243 Insight Enterprises, Inc. *................................                     54,612
      16,946 J Jill Group, Inc. #*......................................                    336,378
         981 Jo-Ann Stores, Inc. #*.....................................                     27,507
      35,828 JOS A Bank Clothiers, Inc. #*..............................                    991,719
       8,981 Kenneth Cole Productions, Inc. #...........................                    252,725
         683 Kirkland's, Inc. *.........................................                      6,420
       2,978 Linens 'N Things, Inc. *...................................                     69,000
         906 Lithia Motors, Inc. .......................................                     19,262

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004
  (Unaudited) (continued)

Shares                                                                                     Value
------------------------------------------------------------------------                 ----------
      40,376 Longs Drug Stores Corp. #..................................                    977,099
         600 MarineMax, Inc. *..........................................                     13,512
       1,835 Men's Wearhouse, Inc. *....................................                     53,307
       4,261 Michaels Stores, Inc. #....................................                    252,294
         982 Movado Group, Inc. #.......................................                     16,694
       1,550 Movie Gallery, Inc. .......................................                     27,172
       1,959 MSC Industrial Direct Co. .................................                     66,763
       2,730 Neiman-Marcus Group, Inc. .................................                    156,975
       3,224 Nu Skin Enterprises, Inc. #................................                     75,796
       2,798 O'Reilly Automotive, Inc. #*...............................                    107,135
       4,905 Pacific Sunwear of California *............................                    103,250
         502 Pantry, Inc. *.............................................                     12,635
         781 Party City Corp. #*........................................                     11,535
       4,460 Payless Shoesource, Inc. *.................................                     45,180
         177 PC Connection, Inc. *......................................                      1,216
       3,471 Pep Boys - Manny, Moe & Jack...............................                     48,594
       2,482 Petco Animal Supplies, Inc. *..............................                     81,062
       5,449 Pier 1 Imports, Inc. ......................................                     98,518
       2,708 Regis Corp. ...............................................                    108,916
      31,626 Restoration Hardware, Inc. *...............................                    163,823
      29,471 Retail Ventures, Inc. *....................................                    222,211
      26,618 Rite Aid Corp. *...........................................                     93,695
       9,300 Ross Stores Inc. ..........................................                    217,992
       7,802 Saks, Inc. #*..............................................                     94,014
       1,121 School Specialty, Inc. *...................................                     44,179
       2,200 Select Comfort Corp. #*....................................                     40,040
         700 Sharper Image Corp. *......................................                     15,015
         400 Shoe Carnival, Inc. *......................................                      4,716
       2,047 ShopKo Stores, Inc. #*.....................................                     35,638
         759 Smart & Final, Inc. #*.....................................                     12,721
       1,763 Sonic Automotive, Inc. ....................................                     35,348
       1,419 Sports Authority, Inc. #*..................................                     32,921
         946 Stage Stores, Inc. *.......................................                     32,372
       1,464 Stein Mart, Inc. *.........................................                     22,282
         610 Systemax, Inc. *...........................................                      3,453
       1,192 Talbots, Inc...............................................                     29,550
       1,173 TBC Corp. *................................................                     26,205
     128,568 Too, Inc. *................................................                  2,323,224
      76,699 Toys "R" US, Inc. #*.......................................                  1,360,640
       2,000 Tractor Supply Co. *.......................................                     62,880
      22,292 Trans World Entertainment #*...............................                    217,793
      22,543 Tuesday Morning Corp. *....................................                    697,030
       1,031 United Auto Group, Inc. ...................................                     25,868
       2,746 Urban Outfitters, Inc. #*..................................                     94,462
      19,467 West Marine, Inc. #*.......................................                    416,204
       5,768 Williams-Sonoma, Inc. *....................................                    216,588
         700 World Fuel Services Corp...................................                     25,060
       3,452 Zale Corp. #*..............................................                     97,001
                                                                                         ----------
                                                                                         22,134,285
                                                                                         ----------
SAVINGS & LOAN -- 1.2%
       1,292 Anchor Bancorp Wisconsin, Inc..............................                     33,463
       4,797 Astoria Financial Corp. ...................................                    170,245
     129,134 Bank Mutual Corp. #........................................                  1,549,608
       2,792 BankAtlantic Bancorp, Inc. #...............................                     51,149
       1,984 Bankunited Financial Corp. *...............................                     57,834
         300 Berkshirehill Bancorp, Inc. #..............................                     11,085
         312 Beverly Hills Bancorp, Inc. #..............................                      3,260
         287 BFC Financial Corp. *......................................                      3,157
       3,850 Brookline Bancorp, Inc. ...................................                     60,329
       1,494 Capitol Federal Financial #................................                     48,077
         300 Charter Financial Corp. #..................................                     10,179
         417 Citizens First Bancorp, Inc. #.............................                     10,462
       1,100 Clifton Savings Bancorp, Inc. .............................                     12,826
      23,751 Commercial Capital Bancorp, Inc. #.........................                    538,910
       2,651 Commercial Federal Corp. #.................................                     71,524
       2,151 Dime Community Bancshares..................................                     36,137
       1,221 Downey Financial Corp. #...................................                     67,106
         200 EverTrust Financial Group, Inc. #..........................                      5,118
         843 Fidelity Bankshares, Inc. #................................                     31,351
       1,352 First Federal Capital Corp. #..............................                     40,884
         767 First Financial Holdings, Inc. ............................                     23,976
       5,148 First Niagra Financial Group, Inc. #.......................                     68,880
         694 First Place Financial Corp. #..............................                     13,880
       1,180 FirstFed Financial Corp. *.................................                     57,678
       2,088 Flagstar Bancorp, Inc. #...................................                     44,433
         879 Flushing Financial Corp. #.................................                     16,710
         694 Franklin Bank Corp. #*.....................................                     11,833
       1,386 Harbor Florida Bancshares, Inc. #..........................                     43,105
         569 Horizon Financial Corp. ...................................                     10,930
       2,082 Hudson River Bancorp.......................................                     39,516
       4,995 Independence Community Bank Corp. #........................                    195,055
         299 Itla Capital Corp. *.......................................                     13,814
       1,908 KNBT Bancorp, Inc. #.......................................                     32,131
       1,812 MAF Bancorp, Inc. #........................................                     78,152
         200 NASB Financial, Inc. #.....................................                      7,884
       5,496 NewAlliance Bancshares, Inc. ..............................                     78,868
       1,338 Northwest Bancorp, Inc. #..................................                     30,332
         306 OceanFirst Financial Corp. #...............................                      7,424
       2,668 Ocwen Financial Corp. *....................................                     24,412
      39,659 Partners Trust Financial Group, Inc. #.....................                    410,867
         133 Pennfed Financial Services, Inc. #.........................                      4,045
       2,279 Peoples Bank...............................................                     81,429
         773 PFF Bancorp, Inc. #........................................                     29,583
       2,773 Provident Bancorp, Inc. #..................................                     32,555
         264 Provident Financial Holdings...............................                      7,656
       4,764 Provident Financial Services, Inc. #.......................                     82,179
       1,490 Sterling Financial Corp. *.................................                     52,508
       1,364 TierOne Corp. .............................................                     31,454
       1,776 United Community Financial Corp. ..........................                     20,193
       5,205 Washington Federal, Inc. #.................................                    130,906
       2,172 Waypoint Financial Corp. #.................................                     59,882
         267 Westfield Financial, Inc. #................................                      6,301
         358 WSFS Financial Corp. #.....................................                     17,900
                                                                                         ----------
                                                                                          4,579,175
                                                                                         ----------
SEMICONDUCTORS -- 3.1%
       1,416 Actel Corp. *..............................................                     21,523
         307 ADE Corp. #*...............................................                      5,230
       1,412 Alliance Semiconductor Corp. #*............................                      4,886
       1,921 AMIS Holdings, Inc. *......................................                     25,972
       6,300 Amkor Technology, Inc. #*..................................                     22,995
      20,671 Applied Micro Circuits Corp. *.............................                     64,700
      32,360 Artisan Components, Inc. *.................................                    942,000

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004
  (Unaudited) (continued)

Shares                                                                                      Value
------------------------------------------------------------------------                 ----------
       3,146 Asyst Technologies, Inc. #*................................                     16,076
      25,576 Atmel Corp. #*.............................................                     92,585
       1,721 ATMI, Inc. #*..............................................                     35,246
       1,441 August Technology Corp. #*.................................                      9,900
      15,619 Axcelis Technologies, Inc. #*..............................                    129,325
     107,984 Brooks Automation, Inc. #*.................................                  1,527,974
       4,842 Cirrus Logic, Inc. #*......................................                     23,096
      20,258 Cohu, Inc. #...............................................                    299,413
      27,582 Conexant Systems, Inc. #*..................................                     44,407
       5,669 Credence Systems Corp. #*..................................                     40,817
       4,989 Cree, Inc. #*..............................................                    152,314
       8,100 Cypress Semiconductor Corp. #*.............................                     71,604
         391 Diodes, Inc. #*............................................                     10,072
      28,527 DSP Group, Inc. *..........................................                    600,493
         713 Dupont Photomasks, Inc. #*.................................                     12,150
       5,609 Emulex Corp. #*............................................                     64,616
       3,390 Entegris, Inc. #*..........................................                     28,273
       2,067 ESS Technology #*..........................................                     14,159
       2,601 Exar Corp. #*..............................................                     36,830
       7,337 Fairchild Semiconductor International, Inc. *..............                    103,965
      20,221 Formfactor, Inc. *.........................................                    391,681
         749 FSI International, Inc. #*.................................                      3,131
       2,221 Genesis Microchip, Inc. #*.................................                     29,983
       1,787 Helix Technology Corp. #...................................                     24,294
       4,167 Integrated Circuit Systems, Inc. *.........................                     89,590
       7,128 Integrated Device Technology, Inc. #*......................                     67,930
       2,278 Integrated Silicon Solutions, Inc. *.......................                     16,561
       4,068 International Rectifier Corp. *............................                    139,532
       9,717 Intersil Corp. #...........................................                    154,792
       1,048 IXYS Corp. #*..............................................                      7,525
       4,487 Kopin Corp. #*.............................................                     18,262
       3,440 Kulicke & Soffa Industries, Inc. #*........................                     19,436
       8,277 Lam Research Corp. #*......................................                    181,101
       6,745 Lattice Semiconductor Corp. #*.............................                     33,118
      24,010 LSI Logic Corp. #*.........................................                    103,483
       4,201 LTX Corp. #*...............................................                     22,727
     121,314 Mattson Technology, Inc. #*................................                    932,905
       4,665 MEMC Electronic Materials, Inc. #*.........................                     39,559
      31,902 Micrel, Inc. #*............................................                    332,100
      50,382 Microsemi Corp. #*.........................................                    710,386
       2,400 Microtune, Inc. #*.........................................                     12,672
       6,566 Mindspeed Technologies, Inc. #*............................                     13,132
       2,565 MIPS Technologies, Inc. *..................................                     14,621
       1,793 MKS Instruments, Inc. *....................................                     27,469
       1,700 Monolithic System Technology, Inc. *.......................                      7,378
       2,234 Mykrolis Corp. #*..........................................                     22,496
      44,300 Nanometrics, Inc. #*.......................................                    505,463
      10,205 Nvidia Corp. *.............................................                    148,177
       3,200 Omnivision Technologies, Inc. #*...........................                     45,280
       7,408 ON Semiconductor Corp. #*..................................                     23,187
       1,250 Pericom Semiconductor Corp. *..............................                     12,075
      54,109 Photronics, Inc. #*........................................                    899,292
       2,397 Pixelworks, Inc. *.........................................                     23,994
       1,221 PLX Technology, Inc. #*....................................                      8,803
      11,427 PMC - Sierra, Inc. #*......................................                    100,672
       1,705 Power Integrations, Inc. #*................................                     34,833
       5,853 QLogic Corp. #*............................................                    173,307
       5,825 Rambus, Inc. #*............................................                     91,394
         826 Rudolph Technologies, Inc. *...............................                     13,827
         921 Semitool, Inc. *...........................................                      6,990
       4,577 Semtech Corp. *............................................                     87,741
       1,565 Sigmatel, Inc. #*..........................................                     33,194
      44,171 Silicon Image, Inc. #*.....................................                    558,321
       2,055 Silicon Laboratories, Inc. #*..............................                     68,000
         354 Siliconix, Inc. #*.........................................                     12,684
       1,321 Sipex Corp. #*.............................................                      6,935
         909 Sirf Technology Holdings, Inc. *...........................                     12,935
      71,115 Skyworks Solutions, Inc. #*................................                    675,592
          81 Stakek Holdings, Inc. #*...................................                        316
         806 Standard Microsystems Corp. *..............................                     14,113
         392 Supertex, Inc. *...........................................                      7,617
       1,509 Tessera Technologies, Inc. *...............................                     33,349
       9,230 Transmeta Corp. #*.........................................                     11,630
       9,106 Triquint Semiconductor, Inc. *.............................                     35,513
       1,426 Ultratech, Inc. #*.........................................                     22,345
      20,484 Varian Semiconductor Equipment Associates, Inc. #*.........                    632,956
       1,563 Veeco Instruments, Inc. #*.................................                     32,776
      14,087 Vitesse Semiconductor Corp. *..............................                     38,458
       2,701 Zoran Corp. #*.............................................                     42,460
                                                                                         ----------
                                                                                         12,230,714
                                                                                         ----------
SOFTWARE -- 6.3%
       8,887 Activision, Inc. *.........................................                    123,263
         962 Actuate Corp. *............................................                      3,396
       4,348 Acxiom Corp................................................                    103,222
       2,029 Advent Software, Inc. #*...................................                     34,148
       1,506 Allscripts Healthcare Solutions, Inc. #*...................                     13,554
       1,300 Altiris, Inc. #*...........................................                     41,145
      17,832 Ansys, Inc. #*.............................................                    886,785
       3,968 Ascential Software Corp. *.................................                     53,449
      66,936 Aspen Technology, Inc. #*..................................                    467,883
         428 Atari, Inc. #*.............................................                        672
       1,791 Authentidate Holding Corp. #*..............................                     10,853
      11,711 Avid Technology, Inc. *....................................                    548,895
      22,600 BEA Systems, Inc. *........................................                    156,166
       4,681 Borland Software Corp. #*..................................                     39,086
         952 Captaris, Inc. #*..........................................                      4,056
         568 CCC Information Services Group #*..........................                     10,048
      28,761 Cerner Corp. #*............................................                  1,244,201
       4,013 Certegy, Inc...............................................                    149,324
      10,515 Citrix Systems, Inc. *.....................................                    184,223
         354 Clarus Corp. #*............................................                      3,098
         314 Computer Programs & Systems, Inc. #........................                      6,299
      23,704 Compuware Corp. #*.........................................                    122,076
       1,156 Concord Communications, Inc. *.............................                     10,317
       1,500 Concur Technologies, Inc. *................................                     15,735
       3,539 CSG Systems International *................................                     54,536
      43,520 Dendrite International, Inc. *.............................                    701,542
      14,735 Digi International, Inc. *.................................                    168,421

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004
  (Unaudited) (continued)

Shares                                                                                      Value
------------------------------------------------------------------------                 ----------
       4,434 Dun & Bradstreet Corp. *...................................                    260,276
     289,784 Eclipsys Corp. #*..........................................                  4,520,630
       3,222 eFunds Corp. *.............................................                     59,897
         743 Embarcadero Technologies, Inc. *...........................                      6,286
       2,480 Epicor Software Corp. #*...................................                     29,834
         801 EPIQ Systems, Inc. #*......................................                     12,480
       4,464 Fair Isaac Corp. #.........................................                    130,349
       2,318 FalconStor Software, Inc. #*...............................                     17,269
      27,231 Filenet Corp. #*...........................................                    475,453
       1,917 Global Payments, Inc.......................................                    102,655
      27,157 Hyperion Solutions Corp. #*................................                    923,066
       1,212 IDX Systems Corp. #*.......................................                     39,329
      11,340 Infocrossing, Inc. #*......................................                    179,342
       4,510 Informatica Corp. #*.......................................                     26,383
       1,648 infoUSA, Inc. #*...........................................                     14,684
       1,311 Inter-Tel, Inc. ...........................................                     28,344
       1,384 Intercept, Inc. *..........................................                     25,922
          68 Intervideo, Inc. #*........................................                        816
       1,993 JDA Software Group, Inc. #*................................                     21,564
       3,510 Keane, Inc. #*.............................................                     53,914
       2,864 Lawson Software, Inc. *....................................                     16,038
         800 Mantech International Corp. #*.............................                     14,976
       4,430 Manugistics Group, Inc. *..................................                     10,543
       1,100 MAPICS, Inc. *.............................................                      9,955
      47,805 Mapinfo Corp. *............................................                    516,294
      70,753 Micromuse, Inc. #*.........................................                    260,371
      19,022 MicroStrategy, Inc. *......................................                    781,614
       2,667 Midway Games, Inc. #*......................................                     26,457
      32,220 MRO Software, Inc. #*......................................                    322,200
       1,491 MSC.Software Corp. #*......................................                     11,988
       1,200 NAVTEQ Corp. *.............................................                     42,756
       2,245 NDCHealth Corp. ...........................................                     36,032
     134,303 NetIQ Corp. *..............................................                  1,437,042
      23,667 Novell, Inc. #*............................................                    149,339
       1,036 Omnicell, Inc. #*..........................................                     13,696
         739 Open Solutions, Inc. *.....................................                     18,453
         733 Opnet Technologies, Inc. *.................................                      7,521
       1,609 Packeteer, Inc. #*.........................................                     17,393
       1,016 PalmSource, Inc. #*........................................                     21,072
      16,442 Parametric Technology Corp. #*.............................                     86,814
         900 PDF Solutions, Inc. #*.....................................                     10,935
         573 Pegasystems, Inc. #*.......................................                      4,000
      39,044 Per-Se Technologies, Inc. #*...............................                    535,684
       3,800 Pinnacle Systems, Inc. *...................................                     15,846
       1,600 Pixar #*...................................................                    126,240
         509 PLATO Learning Inc *.......................................                      4,500
      22,562 Progress Software Corp. #*.................................                    448,984
         736 QAD, Inc. .................................................                      5,130
         230 Quality Systems, Inc. *....................................                     11,617
       2,699 Quest Software, Inc. *.....................................                     30,013
         506 Renaissance Learning, Inc. ................................                     10,965
       3,707 Retek, Inc. *..............................................                     16,904
      56,379 ScanSoft, Inc. #*..........................................                    230,026
         504 Schawk, Inc. #.............................................                      7,323
      44,055 Seachange International, Inc. #*...........................                    704,439
       3,947 SEI Investments Co. .......................................                    132,935
       1,419 Serena Software, Inc. #*...................................                     23,740
         764 SPSS, Inc. *...............................................                     10,184
         672 SS&C Technologies, Inc. ...................................                     13,124
       5,950 Sybase, Inc. *.............................................                     82,050
         455 SYNNEX Corp. #*............................................                      8,053
      35,875 Take-Two Interactive Software, Inc. #*.....................                  1,178,494
      78,831 THQ, Inc. #*...............................................                  1,534,051
       1,072 TradeStation Group, Inc. #*................................                      6,571
       2,346 Transaction Systems Architects, Inc. *.....................                     43,600
       1,144 Trident Microsystems, Inc. #*..............................                     11,520
      18,967 Ulticom, Inc. #*...........................................                    280,143
       1,203 Ultimate Software Group, Inc. *............................                     14,773
         800 Verint Systems, Inc. #*....................................                     29,472
     271,438 Wind River Systems, Inc. #*................................                  3,311,544
       1,247 Witness System, Inc. *.....................................                     20,039
                                                                                         ----------
                                                                                         24,748,339
                                                                                         ----------
TELECOMMUNICATIONS -- 3.3%
      24,131 3Com Corp. *...............................................                    101,833
     114,907 Adaptec, Inc. *............................................                    873,293
      48,400 ADC Telecommunications, Inc. *.............................                     87,604
       3,901 Adtran, Inc. #.............................................                     88,475
       5,731 Advanced Fibre Communication #*............................                     91,123
      35,200 Aeroflex, Inc. #*..........................................                    372,064
         947 AirGate PCS, Inc. *........................................                     18,561
      48,922 Airspan Networks, Inc. #*..................................                    265,646
       3,911 Alamosa Holdings, Inc. *...................................                     29,880
         239 Alaska Communications Systems Group, Inc. #*...............                      1,338
      13,255 American Tower Corp. #*....................................                    203,464
       1,469 Anaren, Inc. #*............................................                     19,773
      10,041 Andrew Corp. #*............................................                    122,902
       1,735 Anixter International, Inc. #*.............................                     60,881
       9,306 Applied Signal Technology, Inc. ...........................                    297,699
       1,130 Arch Wireless, Inc. #*.....................................                     32,465
       4,088 Arris Group, Inc. #*.......................................                     21,339
       2,132 Aspect Communications Corp. #*.............................                     21,171
          41 Atheros Communications #*..................................                        418
       1,030 Audiovox Corp. #*..........................................                     17,345
       4,141 Avanex Corp. #*............................................                      8,448
       1,050 Black Box Corp. #..........................................                     38,797
       1,040 Boston Communications Group #*.............................                      9,121
      38,859 C-COR.net Corp. #*.........................................                    328,359
      30,126 Carrier Access Corp. #*....................................                    209,376
         354 Centennial Communications Corp. #*.........................                      2,082
      32,086 Ciena Corp. #*.............................................                     63,530
      15,792 Cincinnati Bell, Inc. #*...................................                     55,114
      17,735 Citizens Communications Co.................................                    237,472
      15,945 Commonwealth Telephone Enterprises, Inc. #*................                    694,405
       3,597 CommScope, Inc. #*.........................................                     77,695
       1,030 Comtech Telecommunications #*..............................                     27,913
      12,033 Comverse Technology, Inc. *................................                    226,581
      23,857 Corvis Corp. *.............................................                     19,086
      11,824 Crown Castle International Corp. #*........................                    175,941
         938 CT Communications, Inc.....................................                     12,935
         797 D&E Communications, Inc. #.................................                      9,166

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004
  (Unaudited) (continued)

Shares                                                                                      Value
------------------------------------------------------------------------                 ----------
       1,824 Ditech Communications Corp. *..............................                     40,839
       6,830 Dobson Communications Corp. #*.............................                      9,084
       9,000 Eagle Broadband, Inc. *....................................                      6,480
         600 EMS Technologies, Inc. *...................................                     10,350
      14,400 Enterasys Networks, Inc. *.................................                     23,040
       6,634 Extreme Networks *.........................................                     29,521
      11,400 Finisar Corp. #*...........................................                     14,820
       7,284 Foundry Networks, Inc. *...................................                     69,125
       3,101 General Communication #*...................................                     28,064
         813 Golden Telecom, Inc. #.....................................                     23,195
       4,685 Harmonic, Inc. #*..........................................                     31,155
       4,125 Harris Corp. #.............................................                    226,627
     145,500 Hypercom Corp. #*..........................................                  1,073,790
       2,739 IDT Corp. #*...............................................                     39,935
         800 IDT Corp. Class B*.........................................                     12,024
         891 Inet Technologies, Inc. *..................................                     11,209
       5,093 Infonet Services Corp. Class B#*...........................                      8,353
       3,639 Interdigital Communications Corp. #*.......................                     59,388
       1,100 Intrado, Inc. #*...........................................                     11,121
         147 ITC DeltaCom, Inc. #*......................................                        648
       1,343 Ixia #*....................................................                     13,054
         724 KVH Industries, Inc. #*....................................                      5,227
      41,967 Level 3 Communications, Inc. #*............................                    108,695
       1,550 Mastec, Inc. #*............................................                      8,138
         365 Metrocall Holdings, Inc. #*................................                     23,670
       6,913 MRV Communications, Inc. *.................................                     17,283
       1,291 Netgear, Inc. #*...........................................                     15,776
       1,400 Network Equipment Technologies, Inc. #*....................                      9,254
      43,622 Newport Corp. #*...........................................                    500,344
      61,000 Nextel Partners, Inc. #*...................................                  1,011,380
       3,500 NII Holdings, Inc. #*......................................                    144,235
      73,010 NMS Communications Corp. #*................................                    356,289
         938 North Pittsburgh Systems, Inc. #...........................                     19,426
       1,143 Novatel Wireless, Inc. #*..................................                     26,860
       6,206 Oplink Communications, Inc. *..............................                     11,109
       1,024 Optical Communication Products, Inc. #*....................                      2,140
         922 Paradyne Networks Corp. #*.................................                      4,241
      21,232 Plantronics, Inc. .........................................                    918,072
       6,125 Polycom, Inc. *............................................                    121,397
       5,960 Powerwave Technologies, Inc. #*............................                     36,714
       2,933 Price Communications Corp. *...............................                     44,728
       4,654 Primus Telecommunications GP #*............................                      6,841
      52,177 PTEK Holdings, Inc. #*.....................................                    447,157
       3,976 Remec, Inc. #*.............................................                     18,727
      11,565 RF Micro Devices, Inc. #*..................................                     73,322
      11,820 SafeNet, Inc. #*...........................................                    311,812
       2,949 SBA Communications Corp. *.................................                     20,643
         321 Shenandoah Telecommunicaitons Co. #........................                      8,221
     104,921 Sonus Networks, Inc. #*....................................                    590,705
       1,138 Spectralink Corp. .........................................                     10,811
       2,462 Spectrasite, Inc. #*.......................................                    114,483
       5,706 Stratex Networks, Inc. *...................................                     12,781
         978 SureWest Communications #..................................                     28,039
      10,600 Sycamore Networks, Inc. #*.................................                     40,068
       2,430 Symmetricom, Inc. #*.......................................                     22,988
       1,820 Talk America Holdings, Inc. #*.............................                      9,519
      38,506 Tekelec *..................................................                    642,280
      25,698 Tellabs, Inc. #*...........................................                    236,165
       4,776 Terayon Corp. #*...........................................                     10,125
      15,500 Terremark Worldwide, Inc. *................................                      9,920
       2,587 Time Warner Telecom, Inc. #*...............................                     12,418
          61 TippingPoint Technologies, Inc. #*.........................                      1,455
       1,736 Triton PCS Holdings, Inc. *................................                      4,444
       4,334 UbiquItel, Inc. *..........................................                     17,336
       1,000 US Cellular Corp. *........................................                     43,150
       5,554 Utstarcom, Inc. #*.........................................                     89,475
       1,484 Viasat, Inc. *.............................................                     29,828
       1,165 West Corp. #*..............................................                     33,936
       2,800 Westell Technologies, Inc. *...............................                     14,476
       4,700 Western Wireless Corp. #*..................................                    120,837
       2,140 Wireless Facilities, Inc. #*...............................                     14,916
       2,650 Zhone Technologies, Inc. #*................................                      8,136
                                                                                         ----------
                                                                                         13,055,109
                                                                                         ----------
TRANSPORTATION -- 2.0%
       2,766 Alexander & Baldwin, Inc. .................................                     93,878
         670 Amerco, Inc. #*............................................                     25,406
       1,434 Arkansas Best Corp. #......................................                     52,513
          74 Central Freight Lines, Inc. #*.............................                        445
       5,227 CH Robinson Worldwide, Inc. ...............................                    242,481
       3,101 CNF, Inc. .................................................                    127,110
         241 Covenant Transport, Inc. *.................................                      4,656
       2,102 EGL, Inc. #*...............................................                     63,607
       1,367 Florida East Coast Industries #............................                     51,331
       1,281 Forward Air Corp. *........................................                     51,266
       2,747 GATX Corp. #...............................................                     73,235
       1,200 Genesee & Wyoming, Inc. *..................................                     30,384
         500 Greenbrier Cos., Inc.......................................                     12,000
         728 Gulfmark Offshore, Inc. #*.................................                     11,888
       2,938 Heartland Express, Inc. ...................................                     54,206
      17,557 HUB Group, Inc. *..........................................                    653,998
       3,625 JB Hunt Transport Services, Inc. ..........................                    134,632
       4,155 Kansas City Southern #*....................................                     63,031
      49,791 Kirby Corp. *..............................................                  1,999,109
       2,309 Knight Transportation, Inc. *..............................                     49,459
       6,395 Laidlaw International, Inc. *..............................                    105,198
      21,363 Landstar System, Inc. *....................................                  1,253,581
         303 Marten Transport, Ltd. #*..................................                      5,293
       1,121 Offshore Logistics, Inc. #*................................                     38,585
       1,050 Old Dominion Freight Line *................................                     30,251
       1,734 Overnite Corp. #...........................................                     54,500
       1,690 Overseas Shipholding Group.................................                     83,892
       1,371 Pacer International, Inc. *................................                     22,484
          84 PAM Transportation Services #*.............................                      1,609
       2,128 RailAmerica, Inc. *........................................                     23,514
       3,942 Ryder Systems, Inc. .......................................                    185,432
         831 SCS Transportation, Inc. *.................................                     15,739
         497 Seabulk International, Inc. *..............................                      5,144
       1,200 Sirva, Inc. *..............................................                     27,480
       3,282 Swift Transportation Co., Inc. #*..........................                     55,203
      20,500 US Xpress Enterprises, Inc. *..............................                    380,070
      44,843 USF Corp. .................................................                  1,609,415

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004
  (Unaudited) (continued)

Shares                                                                                     Value
------------------------------------------------------------------------                -----------
       3,175 Werner Enterprises, Inc. ..................................                     61,309
       2,930 Yellow Roadway Corp. *.....................................                    137,388
                                                                                        -----------
                                                                                          7,890,722
                                                                                        -----------
UTILITIES- ELECTRIC -- 1.9%
       7,829 Allegheny Energy, Inc. #*..................................                    124,951
       6,644 Alliant Energy Corp. #.....................................                    165,303
      11,959 Aquila, Inc. #*............................................                     37,312
      98,820 Avista Corp. #.............................................                  1,788,642
       2,093 Black Hills Corp. #........................................                     58,144
     430,285 Calpine Corp. #*...........................................                  1,247,826
      16,800 Centerpoint Energy, Inc. #.................................                    174,048
         419 Central Vermont Public Service Corp. ......................                      8,426
         872 CH Energy Group, Inc. #....................................                     39,938
       2,884 Cleco Corp. #..............................................                     49,720
       9,900 CMS Energy Corp. #*........................................                     94,248
       7,812 DPL, Inc. .................................................                    160,771
       4,922 Duquesne Light Holdings, Inc. #............................                     88,399
       2,938 El Paso Electric Co. *.....................................                     47,214
       1,394 Empire District Electric Co. #.............................                     28,647
       9,013 Energy East Corp. .........................................                    226,947
       4,664 Great Plains Energy, Inc. #................................                    135,956
       5,078 Hawaiian Electric Industries #.............................                    134,770
       2,501 Idacorp., Inc. ............................................                     72,679
       7,465 MDU Resources Group, Inc. .................................                    196,553
       1,024 MGE Energy, Inc. #.........................................                     32,584
       7,900 Northeast Utilities........................................                    153,181
       4,884 NRG Energy, Inc. *.........................................                    131,575
       3,310 NSTAR #....................................................                    162,521
       5,773 OGE Energy Corp. #.........................................                    145,653
       1,511 Otter Tail Corp. #.........................................                     38,531
      10,649 Pepco Holdings, Inc. ......................................                    211,915
       5,632 Pinnacle West Capital Corp. ...............................                    233,728
       3,838 PNM Resources, Inc. .......................................                     86,393
       6,127 Puget Energy, Inc. #.......................................                    139,083
      18,444 Reliant Energy, Inc. #*....................................                    172,083
       6,817 SCANA Corp. #..............................................                    254,547
       8,360 Sierra Pacific Resources #*................................                     74,822
      11,665 TECO Energy, Inc. #........................................                    157,827
       1,079 Texas Genco Holdings, Inc. ................................                     50,335
         784 UIL Holdings Corp. ........................................                     38,565
       1,947 Unisource Energy Corp. #...................................                     47,409
       5,246 Weststar Energy, Inc. .....................................                    105,969
       7,269 Wisconsin Energy Corp. ....................................                    231,881
       2,208 WPS Resources Corp. .......................................                     99,338
                                                                                        -----------
                                                                                          7,448,434
                                                                                        -----------
UTILITIES- GAS -- 0.4%
       3,839 AGL Resources, Inc. .......................................                    118,126
       3,901 Atmos Energy Corp. ........................................                     98,266
         696 Cascade Natural Gas Corp. #................................                     14,776
       2,376 Energen Corp. .............................................                    122,483
         352 EnergySouth, Inc. .........................................                      9,592
       1,250 Laclede Group, Inc. #......................................                     36,537
       1,770 New Jersey Resources Corp. ................................                     73,278
       2,755 Nicor, Inc. #..............................................                    101,108
       1,705 Northwest Natural Gas Co. .................................                     54,100
         867 NUI Corp. #................................................                     11,566
       6,629 Oneok, Inc. ...............................................                    172,487
       2,453 Peoples Energy Corp. #.....................................                    102,241
       2,405 Piedmont Natural Gas Co. #.................................                    105,676
         896 South Jersey Industries, Inc. #............................                     42,784
       3,736 Southern Union Co. #*......................................                     76,588
       1,947 Southwest Gas Corp. .......................................                     46,631
       3,032 UGI Corp. .................................................                    112,972
       4,677 Vectren Corp. .............................................                    117,767
       3,155 WGL Holdings, Inc. ........................................                     89,160
                                                                                        -----------
                                                                                          1,506,138
                                                                                        -----------
UTILITIES- WATER -- 0.1%
         944 American States Water Co. #................................                     23,506
       5,548 Aqua America, Inc. #.......................................                    122,666
       1,009 California Water Service Group.............................                     29,634
         440 Connecticut Water Service, Inc. #..........................                     11,634
         527 Middlesex Water Co. .......................................                      9,444
         316 Pico Holdings, Inc. #*.....................................                      6,013
         439 SJW Corp. .................................................                     14,496
         982 Southwest Water Co. #......................................                     12,029
                                                                                        -----------
                                                                                            229,422
                                                                                        -----------

TOTAL COMMON STOCKS (Cost $329,717,041).................................                378,986,804
                                                                                        -----------
PREFERRED STOCKS -- 0.0%
DIVERSIFIED FINANCIAL SERVICES  -- 0.0%
         372 Education Lending Group, Inc. #*...........................                      5,498
                                                                                        -----------
TOTAL PREFERRED STOCKS
  (Cost $5,948).........................................................                      5,498
                                                                                        -----------
DEPOSITORY RECEIPTS -- 0.0%
SEMICONDUCTORS -- 0.0%
      28,900 Chartered Semiconductor Manufacturing, Ltd. (ADR)#*........                    175,134
                                                                                        -----------
TOTAL DEPOSITORY RECEIPTS
  (Cost $149,838).......................................................                    175,134
                                                                                        -----------
WARRANTS -- 0.0%
BUSINESS SERVICES & SUPPLIES -- 0.0%
         216 American Banknote Corp. *..................................                          0
                                                                                        -----------
TOTAL WARRANTS
  (Cost $0).............................................................                          0
                                                                                        -----------
RIGHTS -- 0.0%
CONTINGENT SALE RIGHT -- 0.0%
       6,988 Wiltel Communications *....................................                          0
                                                                                        -----------
TOTAL RIGHTS
  (Cost $0).............................................................                          0
                                                                                        -----------

Principal
Amount                                                              Value
------                                                              -----
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.8%
U.S. TREASURY BONDS -- 0.0%

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2004
  (Unaudited) (continued)

Principal Amount                                                                            Value
------------------------------------------------------------------------                -------------
        $978 United States Treasury Bonds
             6.250%, 5/15/30 (b)........................................                $       1,184
       1,527 United States Treasury Bonds
             6.625%, 2/15/27 (b)........................................                        1,885
         320 United States Treasury Bonds
             7.250%, 5/15/16 (b)........................................                          411
          37 United States Treasury Bonds
             7.500%, 11/15/16 (b).......................................                           49
         280 United States Treasury Bonds
             8.000%, 11/15/21 (b).......................................                          394
          57 United States Treasury Bonds
             8.125%, 8/15/21 (b)........................................                           79
          10 United States Treasury Bonds
             9.000%, 11/15/18 (b).......................................                           15
          35 United States Treasury Bonds
             9.250%, 2/15/16 (b)........................................                           51
                                                                                        -------------
                                                                                                4,068
                                                                                        -------------
U.S. TREASURY NOTES -- 0.8%
   3,000,000 United States Treasury Notes
             1.250%, 5/31/05............................................                    2,984,532
           5 United States Treasury Notes
             2.000%, 11/30/04 (b).......................................                            5
         168 United States Treasury Notes
             3.125%, 5/15/07 (b)........................................                          172
       4,979 United States Treasury Notes
             5.875%, 11/15/04 (b).......................................                        5,116
       1,349 United States Treasury Notes
             6.500%, 5/15/05 (b)........................................                        1,419
         497 United States Treasury Notes
             6.500%, 10/15/06 (b).......................................                          550
          62 United States Treasury Notes
             6.750%, 5/15/05 (b)........................................                           64
                                                                                        -------------
                                                                                            2,991,858
                                                                                        -------------
U.S. TREASURY TIPS -- 0.0%
          54 United States Treasury inflation Indexed Bonds
             3.000%, 7/15/12 (b)(c).....................................                           64
                                                                                        -------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $2,999,086).....................................................                    2,995,990
                                                                                        -------------

Shares                                                                                     Value
------                                                                                     -----
SHORT TERM INVESTMENTS -- 26.5%
COLLATERAL FOR SECURITIES ON LOAN  -- 24.3%
  94,842,827 State Street Navigator Securities Lending Prime
             Portfolio, 1.63% (e)(f)(g).................................                   94,842,827
                                                                                        -------------
GOVERNMENT & AGENCY SECURITIES  -- 0.1%
     115,000 United States Treasury Bills
             0.000%, 12/9/04 (d)........................................                      114,642
     100,000 United States Treasury Bills
             0.000%, 12/16/04 (d).......................................                       99,658
                                                                                        -------------
                                                                                              214,300
                                                                                        -------------

MUTUAL FUNDS -- 2.1%
  8,065,275 Goldman Sachs Prime Obligations Fund, 1.51% (e).............                    8,065,275
                                                                                        -------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $103,122,406)...................................................                  103,122,402
                                                                                        -------------
TOTAL INVESTMENTS -- 124.6%
  (Cost $435,994,319)...................................................                  485,285,828
Other assets in excess of liabilities -- (24.6)%........................                  (95,749,592)
                                                                                        -------------
TOTAL NET ASSETS -- 100.0%..............................................                $ 389,536,236
                                                                                        =============

NOTES TO THE PORTFOLIO OF INVESTMENTS:

*   -      Non-income producing security

#   -      Represents security, or portion there of, on loan as of September
           30, 2004.

(a) -      Represents investments that are fair-value priced.

(b) - Represents security received, in lieu of cash, for securities on loan.

(c) - Represents a Treasury Inflation - Protected Security (TIPS). The interest and redemption payments for TIPS are tied to inflation as measured by the Consumer Price Index (CPI).

(d) - All or a portion of these securities have been pledged to cover collateral requirements for open futures.

(e) -      Rate quoted represents the seven day yield of the Fund.

(f) - Represents security purchased with cash collateral for securities on loan.

(g) -      Represents an affiliated issuer.

(h) - At September 30, 2004, the cost of securities for Federal income tax purposes for the Fund was substantially similar.

SECURITY ABBREVIATIONS:

ADR- American Depository Receipts

REIT- Real Estate Investment Trust

AS OF SEPTEMBER 30, 2004, THE SMALL, CO. STOCK FUND HAD THE FOLLOWING FUTURES CONTRACTS OUTSTANDING:

  Number of
  Contracts                                                                                                        Unrealized
Long Position  Face Value           Underlying Securities        Expiration Date  Notional Cost   Notional Value  Appreciation
-------------  ----------     ---------------------------------  ---------------  -------------   --------------  ------------
      2          1,000        Russell 2000 Index Futures             Dec-2004       $572,716         $574,000       $  1,284
     11          1,100        Russell E Mini 2000 Index Futures      Dec-2004        626,703          631,400          4,697
     11          1,100        S&P MidCap E Mini Futures              Dec-2004        649,473          653,510          4,037
                                                                                                                    --------
                                                                                                                    $ 10,018
                                                                                                                    ========

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Large Company Stock Fund / September 30, 2004
(Unaudited)

        Shares                                                               Value
        ------                                                               -----
COMMON STOCKS -- 97.3%
ADVERTISING -- 0.1%
       9,000 Interpublic Group of Cos, Inc. * ................          $      95,310
       4,175 Omnicom Group ...................................                305,025
                                                                        -------------
                                                                              400,335
                                                                        -------------

AEROSPACE & DEFENSE -- 1.5%
      24,900 Boeing Co. .......................................             1,285,338
      26,695 General Dynamics Corp. ...........................             2,725,560
       2,700 Goodrich Corp. ...................................                84,672
       9,800 Lockheed Martin Corp. ............................               546,644
       8,056 Northrop Grumman Corp. ...........................               429,626
      42,600 Raytheon Co. .....................................             1,617,948
       3,900 Rockwell Collins, Inc. ...........................               144,846
      34,500 United Technologies Corp. ........................             3,221,610
                                                                        -------------
                                                                           10,056,244
                                                                        -------------

AIRLINES -- 0.1%

      51,800 Continental Airlines, Inc. Class B* .............                441,336
       2,500 Delta Air Lines, Inc. * .........................                  8,225
      17,650 Southwest Airlines Co. ...........................               240,393
                                                                        -------------
                                                                              689,954
                                                                        -------------

APPAREL & TEXTILES -- 0.2%
       3,800 Cintas Corp. .....................................               159,752
       4,200 Coach, Inc. * ...................................                178,164
       2,700 Jones Apparel Group, Inc. ........................                96,660
       2,300 Liz Claiborne, Inc. ..............................                86,756
       5,900 Nike, Inc. Class B ..............................                464,920
       1,300 Reebok International, Ltd. .......................                47,736
       2,300 VF Corp. .........................................               113,735
                                                                        -------------
                                                                            1,147,723
                                                                        -------------
AUTOMOTIVE -- 0.9%
       1,500 Cooper Tire & Rubber Co. .........................                30,255
      30,400 Dana Corp. .......................................               537,776
      11,600 Delphi Corp. .....................................               107,764
      39,953 Ford Motors Co. ..................................               561,340
      12,274 General Motors Corp. .............................               521,399
       4,400 Goodyear Tire & Rubber Co. * ....................                 47,256
      21,300 Johnson Controls, Inc. ...........................             1,210,053
      47,200 Lear Corp. .......................................             2,570,040
       1,400 Navistar International Corp. * ..................                 52,066
       3,800 Paccar, Inc. .....................................               262,656
      24,400 TRW Automotive Holdings Corp. * .................                459,940
       3,286 Visteon Corp. ....................................                26,255
                                                                        -------------
                                                                            6,386,800
                                                                        -------------

BANKING -- 6.9%
       7,700 AmSouth Bancorp .................................                187,880
     338,166 Bank of America Corp. ............................            14,652,733
      17,200 Bank of New York Co., Inc. .......................               501,724
      12,315 BB&T Corp. .......................................               488,782
      13,100 City National Corp. ..............................               850,845
      32,200 Comerica, Inc. ...................................             1,911,070
      10,371 Commerce Bancshares, Inc. ........................               498,741
      12,691 Fifth Third Bancorp. .............................               624,651
       2,600 First Horizon National Corp. .....................               112,736
     214,700 Hibernia Corp. ...................................             5,670,227
       4,960 Huntington Bancshares, Inc. ......................               123,554
       8,900 Keycorp .........................................                281,240
       2,600 M&T Bank Corp. ...................................               248,820
       5,000 Marshall & Ilsley Corp. ..........................               201,500
       9,300 Mellon Financial Corp. ...........................               257,517
      15,001 National City Corp. ..............................               579,339
       6,800 North Fork Bancorp., Inc. ........................               302,260
       4,700 Northern Trust Corp. .............................               191,760
       6,300 PNC Financial Services Group, Inc. ...............               340,830
      42,007 Regions Financial Corp. ..........................             1,388,751
       7,500 SouthTrust Corp. .................................               312,450
       7,500 State Street Corp. ...............................               320,325
       7,900 SunTrust Banks, Inc. .............................               556,239
       6,800 Synovus Financial Corp. ..........................               177,820
      36,700 UBS AG ..........................................              2,581,111
      79,100 UnionBanCal Corp. ................................             4,683,511
      41,845 US Bancorp ......................................              1,209,321
      28,800 Wachovia Corp. ...................................             1,352,160
     111,803 Wells Fargo & Co. ................................             6,666,813
       7,800 Zions Bancorp. ..................................                476,112
                                                                        -------------
                                                                           47,750,822
                                                                        -------------

BIOTECHNOLOGY -- 2.7%
     130,059 Amgen, Inc. * ...................................              7,371,744
      84,158 Biogen Idec, Inc. * .............................              5,147,945
       4,300 Chiron Corp. * ..................................                190,060
     105,200 Genentech, Inc. * ...............................              5,514,584
       4,900 Genzyme Corp. * .................................                266,609
       5,600 Medimmune, Inc. * ...............................                132,720
       1,100 Millipore Corp. * ...............................                 52,635
                                                                        -------------
                                                                           18,676,297
                                                                        -------------

BUILDING & CONSTRUCTION -- 0.3%
       4,800 American Standard Cos., Inc. * ..................                186,768
       2,600 Centex Corp. .....................................               131,196
       1,900 Fluor Corp. ......................................                84,588
       1,000 KB Home .........................................                 84,490
      21,200 Lennar Corp. .....................................             1,009,120
       9,800 Masco Corp. ......................................               338,394
       2,900 Pulte Homes, Inc. ................................               177,973
       2,200 Vulcan Materials Co. .............................               112,090
                                                                        -------------
                                                                            2,124,619
                                                                        -------------

BUSINESS SERVICES & SUPPLIES -- 0.2%
       5,100 Pitney Bowes, Inc. ...............................               224,910
      86,200 Xerox Corp. * ...................................              1,213,696
                                                                        -------------
                                                                            1,438,606
                                                                        -------------

CHEMICALS -- 1.5%
       4,900 Air Products & Chemicals, Inc. ...................               266,462
       1,500 Ashland, Inc. ....................................                84,120
      69,849 Dow Chemical Co. .................................             3,155,778
       1,600 Eastman Chemical Co. .............................                76,080
       5,800 Ecolab, Inc. .....................................               182,352
      77,400 EI Du Pont de Nemours & Co. ......................             3,312,720
       2,900 Engelhard Corp. ..................................                82,215
         900 Great Lakes Chemical Corp. .......................                23,040

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Large Company Stock Fund / September 30, 2004 (Unaudited) (continued)

        Shares                                                               Value
        ------                                                               -----
       2,000 Hercules, Inc. * ................................                 28,500
       2,100 International Flavors & Fragrances, Inc. .........                80,220
       3,700 PPG Industries, Inc. .............................               226,736
       7,100 Praxair, Inc. ....................................               303,454
      55,700 Rohm & Haas Co. ..................................             2,393,429
       3,100 Sherwin-Williams Co. .............................               136,276
       1,600 Sigma-Aldrich Corp. ..............................                92,800
                                                                           ----------
                                                                           10,444,182
                                                                           ----------

COMMERCIAL SERVICES -- 0.7%
       4,300 Apollo Group, Inc. * ............................                315,491
      97,900 Cendant Corp. ....................................             2,114,640
       3,400 Convergys Corp. * ...............................                 45,662
       1,100 Deluxe Corp. .....................................                45,122
       2,900 Equifax, Inc. ....................................                76,444
       3,800 H&R Block, Inc. ..................................               187,796
      61,000 McKesson Corp. ...................................             1,564,650
       3,300 Moody's Corp. ....................................               241,725
       8,200 Paychex, Inc. ....................................               247,230
       3,700 Robert Half International, Inc. ..................                95,349
       4,800 RR Donnelley & Sons Co. ..........................               150,336
                                                                           ----------
                                                                            5,084,445
                                                                           ----------

COMPUTERS & INFORMATION -- 4.1%
       3,000 Affiliated Computer Services, Inc. * ............                167,010
       8,400 Apple Computer, Inc. * ..........................                325,500
      23,500 BISYS Group, Inc. * .............................                343,335
       4,100 Computer Sciences Corp. * .......................                193,110
     237,287 Dell, Inc. * ....................................              8,447,417
      11,500 Electronic Data Systems Corp. ...................                222,985
     205,648 EMC Corp. * .....................................              2,373,178
       7,600 Gateway, Inc. * .................................                 37,620
      67,345 Hewlett-Packard Co. ..............................             1,262,719
     129,573 International Business Machines Corp. ............            11,109,589
       2,800 Lexmark International, Inc. * ...................                235,228
     101,900 Maxtor Corp. * ..................................                529,880
       2,000 NCR Corp. * .....................................                 99,180
     115,600 Network Appliance, Inc. * .......................              2,658,800
      72,400 Sun Microsystems, Inc. * ........................                292,496
       6,600 Sungard Data Systems, Inc. * ....................                156,882
       7,118 Unisys Corp. * ..................................                 73,458
                                                                           ----------
                                                                           28,528,387
                                                                           ----------

CONTAINERS & PACKAGING -- 0.0%
       2,400 Ball Corp. .......................................                89,832
       2,200 Bemis, Inc. ......................................                58,476
       3,400 Pactiv Corp. * ..................................                 79,050
       1,800 Sealed Air Corp. * ..............................                 83,430
                                                                           ----------
                                                                              310,788
                                                                           ----------

COSMETICS & PERSONAL CARE -- 3.2%
      23,450 Alberto-Culver Co. ...............................             1,019,606
      10,500 Avon Products, Inc. ..............................               458,640
      89,500 Colgate-Palmolive Co. ............................             4,043,610
     217,400 Gillette Co. .....................................             9,074,276
      11,100 Kimberly-Clark Corp. .............................               716,949
     132,090 Procter & Gamble Co. .............................             7,148,711
                                                                           ----------
                                                                           22,461,792
                                                                           ----------

DISTRIBUTION & WHOLESALE -- 0.0%
       3,900 Genuine Parts Co. ................................               149,682
       1,900 WW Grainger, Inc. ................................               109,535
                                                                           ----------
                                                                              259,217
                                                                           ----------

DIVERSIFIED FINANCIAL SERVICES -- 8.8%
     143,800 American Express Co. .............................             7,399,948
       2,400 Bear Stearns Cos., Inc. ..........................               230,808
      21,273 Capital One Financial Corp. ......................             1,572,075
      30,500 Charles Schwab Corp. .............................               280,295
     114,552 Citigroup, Inc. ..................................             5,054,034
      63,196 Countrywide Financial Corp. ......................             2,489,290
       7,700 E*Trade Financial Corp. * .......................                 87,934
      36,700 Eaton Vance Corp. ................................             1,482,313
     128,400 Federal Home Loan Mortgage Corp. .................             8,376,816
      21,424 Federal National Mortgage Association ...........              1,358,282
       2,200 Federated Investors, Inc. Class B ...............                 62,568
      85,800 Franklin Resources, Inc. .........................             4,784,208
     108,423 Goldman Sachs Group, Inc. ........................            10,109,361
       5,000 Janus Capital Group, Inc. ........................                68,050
     164,041 JP Morgan Chase & Co. ............................             6,517,349
       6,100 Lehman Brothers Holdings, Inc. ...................               486,292
      75,000 MBNA Corp. .......................................             1,890,000
     141,532 Merrill Lynch & Co., Inc. ........................             7,036,971
      24,131 Morgan Stanley ..................................              1,189,658
       6,400 Providian Financial Corp. * .....................                 99,456
       9,500 SLM Corp. ........................................               423,700
       2,800 T Rowe Price Group, Inc. .........................               142,632
                                                                           ----------
                                                                           61,142,040
                                                                           ----------

ELECTRICAL EQUIPMENT -- 0.1%
       4,300 American Power Conversion Corp. ..................                74,777
       9,362 Emerson Electric Co. .............................               579,414
       4,300 Molex, Inc. ......................................               128,226
       2,200 Power-One, Inc. * ...............................                 14,256
                                                                           ----------
                                                                              796,673
                                                                           ----------

ELECTRONICS -- 0.2%
      10,666 Agilent Technologies, Inc. * ....................                230,066
       4,400 Applera Corp.-Applied Biosystems Group ..........                 83,028
       2,600 Fisher Scientific International, Inc. * .........                151,658
       4,300 Jabil Circuit, Inc. * ...........................                 98,900
       2,700 Parker Hannifin Corp. ............................               158,922
       2,600 PerkinElmer, Inc. ................................                44,772
      11,100 Sanmina-SCI Corp. * .............................                 78,255
      21,900 Solectron Corp. * ...............................                108,405
       4,750 Symbol Technologies, Inc. ........................                60,040
       1,900 Tektronix, Inc. ..................................                63,175
       3,400 Thermo Electron Corp. * .........................                 91,868
       2,600 Waters Corp. * ..................................                114,660
                                                                           ----------

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Large Company Stock Fund / September 30, 2004 (Unaudited) (continued)

        Shares                                                               Value
        ------                                                               -----
                                                                            1,283,749
                                                                           ----------

ENTERTAINMENT & LEISURE -- 0.3%
       2,100 Brunswick Corp. .................................                 96,096
      14,000 Carnival Corp. ..................................                662,060
       6,400 Harley-Davidson, Inc. ...........................                380,416
       3,800 Hasbro, Inc. ....................................                 71,440
       7,568 International Game Technology ...................                272,070
       9,300 Mattel, Inc. ....................................                168,609
       3,200 Sabre Holdings Corp. ............................                 78,496
                                                                           ----------
                                                                            1,729,187
                                                                           ----------

ENVIRONMENTAL SERVICES -- 0.1%
       7,112 Allied Waste Industries, Inc. * .................                 62,941
      12,898 Waste Management, Inc. ..........................                352,631
                                                                           ----------
                                                                              415,572
                                                                           ----------

FOOD, BEVERAGE & TOBACCO -- 4.4%
         800 Adolph Coors Co. Class B ........................                 54,336
       7,900 Albertsons, Inc. ................................                189,047
     137,591 Altria Group, Inc. ..............................              6,472,281
      17,700 Anheuser-Busch Cos., Inc. .......................                884,115
      14,545 Archer-Daniels-Midland Co. ......................                246,974
       2,600 Brown Forman Corp. Class B ......................                119,080
       9,100 Campbell Soup Co. ...............................                239,239
     152,317 Coca-Cola Co. ...................................              6,100,296
      10,000 Coca-Cola Enterprises, Inc. .....................                189,000
      11,690 ConAgra Foods, Inc. .............................                300,550
      47,500 Constellation Brands, Inc. * ....................              1,807,850
       8,371 General Mills, Inc. .............................                375,858
       5,600 Hershey Foods Corp. .............................                261,576
       7,700 HJ Heinz Co. ....................................                277,354
       8,973 Kellogg Co. .....................................                382,788
      16,585 Kroger Co. * ....................................                257,399
       2,900 McCormick & Co., Inc. ...........................                 99,586
       5,911 Monsanto Co. ....................................                215,278
       5,500 Pepsi Bottling Group, Inc. ......................                149,325
     125,599 PepsiCo, Inc. ...................................              6,110,391
       3,400 Reynolds American, Inc. .........................                231,336
       9,700 Safeway, Inc. * .................................                187,307
      17,359 Sara Lee Corp. ..................................                396,827
       2,800 Supervalu, Inc. .................................                 77,140
      14,000 Sysco Corp. .....................................                418,880
       3,700 UST, Inc. .......................................                148,962
      72,900 William Wrigley Jr. Co. .........................              4,615,299
       2,600 Winn-Dixie Stores, Inc. * .......................                  8,034
                                                                           ----------
                                                                           30,816,108
                                                                           ----------

FOREST PRODUCTS & PAPER -- 0.7%
       2,000 Boise Cascade Corp. .............................                 66,560
      52,200 Bowater, Inc. ...................................              1,993,518
       5,561 Georgia-Pacific Corp. ...........................                199,918
      10,694 International Paper Co. .........................                432,144
       2,500 Louisiana-Pacific Corp. .........................                 64,875
       4,552 MeadWestvaco Corp. ..............................                145,209
       4,100 Plum Creek Timber Co., Inc. .....................                143,623
       1,300 Temple-Inland, Inc. .............................                 87,295
      25,400 Weyerhaeuser Co. ................................              1,688,592
                                                                           ----------
                                                                            4,821,734
                                                                           ----------

HEALTHCARE -- 4.7%
       3,400 Aetna, Inc. .....................................                339,762
      14,600 Anthem, Inc. (a) ................................              1,273,850
       1,200 Bausch & Lomb, Inc. .............................                 79,740
      13,497 Baxter International, Inc. ......................                434,064
       5,527 Becton Dickinson & Co. ..........................                285,746
       5,600 Biomet, Inc. ....................................                262,528
      71,728 Boston Scientific Corp. * .......................              2,849,753
       2,200 CR Bard, Inc. ...................................                124,586
      56,800 Guidant Corp. ...................................              3,751,072
      10,700 HCA, Inc. .......................................                408,205
       5,400 Health Management Association, Inc. .............                110,322
       3,400 Humana, Inc. * ..................................                 67,932
     188,884 Johnson & Johnson ...............................             10,639,836
       2,000 Manor Care, Inc. ................................                 59,920
      26,800 Medtronic, Inc. .................................              1,390,920
       2,200 Quest Diagnostics ...............................                194,084
      19,300 St. Jude Medical, Inc. * ........................              1,452,711
       8,900 Stryker Corp. ...................................                427,912
       9,700 Tenet Healthcare Corp. * ........................                104,663
      85,908 UnitedHealth Group, Inc. ........................              6,334,856
      14,100 Wellpoint Health Networks (a) ...................              1,484,250
       5,451 Zimmer Holdings, Inc. * .........................                430,847
                                                                           ----------
                                                                           32,507,559
                                                                           ----------

HOTELS & RESTURANTS -- 0.7%
       3,750 Darden Restaurants, Inc. ........................                 87,450
       2,600 Harrah's Entertainment, Inc. ....................                137,748
       8,500 Hilton Hotels Corp. .............................                160,140
       4,900 Marriott Inernational, Inc. .....................                254,604
     121,900 McDonalds Corp. .................................              3,416,857
       8,600 Starbucks Corp. * ...............................                390,956
       4,700 Starwood Hotels & Resorts Worldwide, Inc. .......                218,174
       2,600 Wendy's International, Inc. .....................                 87,360
       6,400 Yum! Brands, Inc. ...............................                260,224
                                                                           ----------
                                                                            5,013,513
                                                                           ----------

HOUSEHOLD PRODUCTS -- 0.1%
       2,500 Avery Dennison Corp. ............................                164,450
       4,700 Clorox Co. ......................................                250,510
       3,200 Fortune Brands, Inc. ............................                237,088
       4,200 Leggett & Platt, Inc. ...........................                118,020
       1,500 Maytag Corp. ....................................                 27,555
       6,100 Newell Rubbermaid, Inc. .........................                122,244
       1,500 Whirlpool Corp. .................................                 90,135
                                                                           ----------
                                                                            1,010,002
                                                                           ----------

INDUSTRIAL MACHINERY -- 0.5%
       1,800 Black & Decker Corp. ............................                139,392
       7,551 Caterpillar, Inc. ...............................                607,478
         900 Cummins, Inc. ...................................                 66,501
       5,500 Deere & Co. .....................................                355,025
      57,100 Graco, Inc. .....................................              1,912,850
       4,200 Rockwell Automation, Inc. .......................                162,540
       1,400 Snap-On, Inc. ...................................                 38,584

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Large Company Stock Fund / September 30, 2004 (Unaudited) (continued)

        Shares                                                               Value
        ------                                                               -----
       1,700 Stanley Works ...................................                 72,301
                                                                           ----------
                                                                            3,354,671
                                                                           ----------

INSURANCE -- 4.6%
       6,173 ACE, Ltd. .......................................                247,290
      11,165 Aflac, Inc. .....................................                437,780
      15,300 Allstate Corp. ..................................                734,247
       2,300 AMBAC Financial Group, Inc. .....................                183,885
     172,090 American International Group, Inc. ..............             11,700,399
       6,700 AON Corp. .......................................                192,558
       1,276 Berkshire Hathaway, Inc. Class B* ...............              3,663,396
       4,119 Chubb Corp. .....................................                289,483
       3,100 Cigna Corp. .....................................                215,853
       3,570 Cincinnati Financial Corp. ......................                147,155
       6,461 Hartford Financial Services Group, Inc. .........                400,130
       3,000 Jefferson-Pilot Corp. ...........................                148,980
       4,012 Lincoln National Corp. ..........................                188,564
       4,000 Loews Corp. .....................................                234,000
      11,500 Marsh & McLennan Cos., Inc. .....................                526,240
      86,368 MBIA, Inc. ......................................              5,027,481
      16,700 MetLife, Inc. ...................................                645,455
       2,100 MGIC Investment Corp. ...........................                139,755
       7,200 Principal Financial Group .......................                258,984
       4,700 Progressive Corp. ...............................                398,325
      62,472 Prudential Financial, Inc. ......................              2,938,683
       3,200 Safeco Corp. ....................................                146,080
      78,577 St. Paul Travelers Cos., Inc. ...................              2,597,756
       2,500 Torchmark, Inc. .................................                132,950
       6,200 UnumProvident Corp. .............................                 97,278
       3,000 XL Capital, Ltd. ................................                221,970
                                                                           ----------
                                                                           31,914,677
                                                                           ----------

INTERNET SERVICES & APPLICATIONS -- 2.2%
      65,100 Amazon.Com, Inc. * ..............................              2,659,986
      15,100 Checkfree Corp. * ...............................                417,817
      14,706 eBay, Inc. * ....................................              1,352,070
     145,400 InterActiveCorp * ...............................              3,201,708
       2,300 Monster Worldwide, Inc. * .......................                 56,672
      66,898 Symantec Corp. * ................................              3,671,362
      44,200 VeriSign, Inc. * ................................                878,696
      86,751 Yahoo!, Inc. * ..................................              2,941,726
                                                                           ----------
                                                                           15,180,037
                                                                           ----------

MANUFACTURING -- 6.0%
      61,084 3M Co. ..........................................              4,884,888
       2,000 Cooper Industries, Ltd. .........................                118,000
       1,400 Crane Co. .......................................                 40,488
       6,800 Danaher Corp. ...................................                348,704
       4,500 Dover Corp. .....................................                174,915
       6,500 Eastman Kodak Co. ...............................                209,430
       3,400 Eaton Corp. .....................................                215,594
     750,816 General Electric Co. ............................             25,212,401
      18,900 Honeywell International, Inc. ...................                677,754
       6,800 Illinois Tool Works, Inc. .......................                633,556
       3,900 Ingersoll-Rand Co. ..............................                265,083
      18,400 ITT Industries, Inc. ............................              1,471,816
       2,500 Pall Corp. ......................................                 61,200
       3,000 Textron, Inc. ...................................                192,810
     244,035 Tyco International, Ltd. ........................              7,482,113
                                                                           ----------
                                                                           41,988,752
                                                                           ----------

METALS & MINING -- 0.6%
      85,007 Alcoa, Inc. .....................................              2,855,385
       2,300 Allegheny Technologies, Inc. ....................                 41,975
       3,900 Freeport-McMoran Copper & Gold, Inc. Class B ....                157,950
       9,800 Newmont Mining Corp. ............................                446,194
       1,800 Nucor Corp. .....................................                164,466
       2,100 Phelps Dodge Corp. ..............................                193,263
       2,500 United States Steel Corp. .......................                 94,050
       1,900 Worthington Industries ..........................                 40,565
                                                                           ----------
                                                                            3,993,848
                                                                           ----------

MULTIMEDIA -- 4.3%
      13,300 Clear Channel Communications, Inc. ..............                414,561
      60,888 Comcast Corp. * .................................              1,719,477
      68,100 Comcast Corp. Special Class A * .................              1,901,352
       1,700 Dow Jones & Co., Inc. ...........................                 69,037
      14,100 E.W. Scripps Co. ................................                673,698
      24,500 Gannett Co., Inc. ...............................              2,052,120
       1,700 Knight-Ridder, Inc. .............................                111,265
     221,720 Liberty Media Corp. * ...........................              1,933,399
       4,100 McGraw-Hill Cos., Inc. ..........................                326,729
       1,000 Meredith Corp. ..................................                 51,380
       3,400 New York Times Co. ..............................                132,940
     206,800 Sirius Satellite Radio, Inc. * ..................                661,760
     734,966 Time Warner, Inc. * .............................             11,862,351
       7,320 Tribune Co. .....................................                301,218
       7,300 Univision Communications, Inc. * ................                230,753
      88,086 Viacom, Inc. Class B ............................              2,956,166
     191,600 Walt Disney Co. .................................              4,320,580
       1,100 XM Satellite Radio Holdings, Inc. * .............                 34,122
                                                                           ----------
                                                                           29,752,908
                                                                           ----------

OIL & GAS -- 7.1%
       2,000 Amerada Hess Corp. ..............................                178,000
       5,437 Anadarko Petroleum Corp. ........................                360,799
       7,180 Apache Corp. ....................................                359,790
       7,464 Baker Hughes, Inc. ..............................                326,326
       3,500 BJ Services Co. .................................                183,435
       8,800 Burlington Resources, Inc. ......................                359,040
     123,728 ChevronTexaco Corp. .............................              6,636,770
      47,832 ConocoPhillips ..................................              3,962,881
       5,300 Devon Energy Corp. ..............................                376,353
       7,900 Dynegy, Inc. * ..................................                 39,421
      14,321 El Paso Corp. ...................................                131,610
       2,600 EOG Resources, Inc. .............................                171,210
     341,556 Exxon Mobil Corp. ...............................             16,507,402
     136,200 Halliburton Co. .................................              4,588,578
       3,400 Kerr-McGee Corp. ................................                194,650
       2,627 Kinder Morgan, Inc. .............................                165,028
       7,700 Marathon Oil Corp. ..............................                317,856
       3,400 Nabors Industries, Ltd. * .......................                160,990
       3,100 Noble Corp. * ...................................                139,345

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Large Company Stock Fund / September 30, 2004 (Unaudited) (continued)

        Shares                                                                Value
        ------                                                                -----
      75,400 Occidental Petroleum Corp. ......................              4,217,122
       2,600 Rowan Cos., Inc. * ..............................                 68,640
      69,500 Schlumberger, Ltd. ..............................              4,678,045
       1,700 Sunoco, Inc. ....................................                125,766
       6,900 Transocean, Inc. * ..............................                246,882
       5,700 Unocal Corp. ....................................                245,100
      58,300 Valero Energy Corp. .............................              4,676,243
      11,200 Williams Cos., Inc. .............................                135,520
                                                                           ----------
                                                                           49,552,802
                                                                           ----------

PHARMACEUTICALS -- 6.3%
      82,265 Abbott Laboratories .............................              3,484,745
       2,848 Allergan, Inc. ..................................                206,622
       2,466 AmerisourceBergen Corp. .........................                132,449
      42,787 Bristol-Myers Squibb Co .........................              1,012,768
       9,372 Cardinal Health, Inc. ...........................                410,213
      10,154 Caremark Rx, Inc. * .............................                325,639
     118,185 Eli Lilly & Co. .................................              7,097,009
       1,700 Express Scripts, Inc. * .........................                111,078
       8,000 Forest Laboratories, Inc. * .....................                359,840
     132,200 Gilead Sciences, Inc. * .........................              4,941,636
       3,335 Hospira, Inc. * .................................                102,051
      72,466 King Pharmaceuticals, Inc. * ....................                865,244
      31,298 Medco Health Solutions, Inc. * ..................                967,108
      83,094 Merck & Co, Inc. ................................              2,742,102
       6,000 Mylan Laboratories ..............................                108,000
     505,575 Pfizer, Inc. ....................................             15,470,595
     185,800 Schering-Plough Corp. ...........................              3,541,348
      32,600 Watson Pharmaceuticals, Inc. * ..................                960,396
      29,264 Wyeth ...........................................              1,094,474
                                                                           ----------
                                                                           43,933,317
                                                                           ----------

REAL ESTATE -- 1.0%
       2,000 Apartment Investment & Management Co. REIT ......                 69,560
       9,100 Equity Office Properties Trust REIT .............                247,975
       6,198 Equity Residential REIT .........................                192,138
      93,300 General Growth Properties, Inc. REIT ............              2,892,300
      58,350 Kimco Realty Corp. REIT .........................              2,993,355
       3,900 Prologis REIT ...................................                137,436
       4,471 Simon Property Group, Inc. REIT .................                239,780
                                                                           ----------
                                                                            6,772,544
                                                                           ----------

RETAIL -- 4.8%
      16,500 Abercrombie & Fitch Co. .........................                519,750
       5,600 Autonation, Inc. * ..............................                 95,648
       1,900 Autozone, Inc. * ................................                146,775
       6,500 Bed Bath & Beyond, Inc. * .......................                241,215
       7,300 Best Buy Co., Inc. ..............................                395,952
       2,700 Big Lots, Inc. * ................................                 33,021
       4,700 Circuit City Stores, Inc. .......................                 72,098
      46,721 Costco Wholesale Corp. ..........................              1,941,725
       8,800 CVS Corp. .......................................                370,744
       2,000 Dillards, Inc. ..................................                 39,480
       7,050 Dollar General Corp. ............................                142,058
       3,700 Family Dollar Stores ............................                100,270
       3,900 Federated Department Stores .....................                177,177
      21,700 Foot Locker, Inc. ...............................                514,290
      19,800 Gap, Inc. .......................................                370,260
     147,112 Home Depot, Inc. ................................              5,766,790
       6,300 JC Penny Co., Inc. ..............................                222,264
       7,400 Kohl's Corp. * ..................................                356,606
      84,100 Lowe's Cos., Inc. ...............................              4,570,835
      10,259 Ltd. Brands .....................................                228,673
       6,400 May Department Stores Co. .......................                164,032
      45,700 Michaels Stores, Inc. ...........................              2,705,897
       2,900 Nordstrom, Inc. .................................                110,896
       6,500 Office Depot, Inc. * ............................                 97,695
       3,600 RadioShack Corp. ................................                103,104
       4,857 Sears Roebuck & Co. .............................                193,551
      11,000 Staples, Inc. ...................................                328,020
      91,900 Target Corp. ....................................              4,158,475
       3,082 Tiffany & Co. ...................................                 94,741
      11,000 TJX Cos., Inc. ..................................                242,440
       5,000 Toys "R" Us, Inc. * .............................                 88,700
     153,810 Wal-Mart Stores, Inc. ...........................              8,182,692
      22,600 Walgreen Co. ....................................                809,758
                                                                           ----------
                                                                           33,585,632
                                                                           ----------

SAVINGS & LOAN -- 0.8%
      39,311 Golden West Financial Corp. .....................              4,361,556
       7,700 Sovereign Bancorp, Inc. .........................                168,014
      19,376 Washington Mutual, Inc. .........................                757,214
                                                                           ----------
                                                                            5,286,784
                                                                           ----------

SEMICONDUCTORS -- 3.0%
       8,200 Advanced Micro Devices, Inc. * ..................                106,600
       8,400 Altera Corp. * ..................................                164,388
       8,500 Analog Devices, Inc. ............................                329,630
     104,961 Applied Materials, Inc. * .......................              1,730,807
       6,700 Applied Micro Circuits Corp. * ..................                 20,971
       6,900 Broadcom Corp. * ................................                188,301
     501,261 Intel Corp. .....................................             10,055,296
       4,200 Kla-Tencor Corp. * ..............................                174,216
       6,800 Linear Technology Corp. .........................                246,432
       8,100 LSI Logic Corp. * ...............................                 34,911
       7,000 Maxim Integrated Products, Inc. .................                296,030
      13,200 Micron Technology, Inc. * .......................                158,796
      88,000 National Semiconductor Corp. ....................              1,363,120
       3,500 Novellus Systems, Inc. * ........................                 93,065
       3,300 Nvidia Corp. * ..................................                 47,916
       3,800 PMC - Sierra, Inc. * ............................                 33,478
       2,000 QLogic Corp. * ..................................                 59,220
       4,118 Teradyne, Inc. * ................................                 55,181
     240,100 Texas Instruments, Inc. .........................              5,109,328
       7,400 Xilinx, Inc. ....................................                199,800
                                                                           ----------
                                                                           20,467,486
                                                                           ----------

SOFTWARE -- 4.0%
       5,300 Adobe Systems, Inc. .............................                262,191
       2,600 Autodesk, Inc. ..................................                126,438
      13,000 Automatic Data Processing, Inc. .................                537,160
       4,800 BMC Software, Inc. * ............................                 75,888
       4,000 Citrix Systems, Inc. * ..........................                 70,080
      13,000 Computer Associates International, Inc. .........                341,900

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Large Company Stock Fund / September 30, 2004 (Unaudited) (continued)

        Shares                                                               Value
        ------                                                               -----
       8,000 Compuware Corp. * ...............................                 41,200
       6,700 Electronic Arts, Inc. * .........................                308,133
      36,758 First Data Corp. ................................              1,598,973
       4,200 Fiserv, Inc. * ..................................                146,412
       4,723 IMS Health, Inc. ................................                112,974
       4,300 Intuit, Inc. * ..................................                195,220
       1,900 Mercury Interactive Corp. * .....................                 66,272
     742,202 Microsoft Corp. .................................             20,521,885
       7,700 Novell, Inc. * ..................................                 48,587
     219,000 Oracle Corp. * ..................................              2,470,320
       6,700 Parametric Technology Corp. * ...................                 35,376
       7,600 Peoplesoft, Inc. * ..............................                150,860
      11,200 Siebel Systems, Inc. * ..........................                 84,448
      47,400 Veritas Software Corp. * ........................                843,720
                                                                          -----------
                                                                           28,038,037
                                                                          -----------

TELECOMMUNICATIONS -- 5.5%
      15,500 ADC Telecommunications, Inc. * ..................                 28,055
       6,800 Alltel Corp. ....................................                373,388
       3,500 Andrew Corp. * ..................................                 42,840
     104,852 AT&T Corp. ......................................              1,501,481
      60,202 AT&T Wireless Services, Inc. * ..................                889,786
      10,041 Avaya, Inc. * ...................................                139,971
      40,300 BellSouth Corp. .................................              1,092,936
       3,000 CenturyTel, Inc. ................................                102,720
      13,700 Ciena Corp. * ...................................                 27,126
     499,919 Cisco Systems, Inc. * ...........................              9,048,534
     203,200 Citizens Communications Co. .....................              2,720,848
       4,300 Comverse Technology, Inc. * .....................                 80,969
     318,300 Corning, Inc. * .................................              3,526,764
      30,600 JDS Uniphase Corp. * ............................                103,122
      50,600 Juniper Networks, Inc. * ........................              1,194,160
      95,268 Lucent Technologies, Inc. * .....................                302,000
     136,000 Motorola, Inc. ..................................              2,453,440
     114,055 Nextel Communications, Inc. * ...................              2,719,071
      35,992 Qualcomm, Inc. ..................................              1,405,128
     423,510 Qwest Communications International * ............              1,410,288
      73,354 SBC Communications, Inc. ........................              1,903,536
       3,500 Scientific-Atlanta, Inc. ........................                 90,720
      32,250 Sprint Corp.-FON Group ..........................                649,192
       9,100 Tellabs, Inc. * .................................                 83,629
     161,670 Verizon Communications, Inc. ....................              6,366,565
                                                                          -----------
                                                                           38,256,269
                                                                          -----------

TRANSPORTATION -- 0.9%
       8,300 Burlington Northern Santa Fe Corp. ..............                317,973
      27,000 Canadian National Railway Co. ...................              1,309,500
       4,800 CSX Corp. .......................................                159,360
      23,300 FedEx Corp. .....................................              1,996,577
       8,500 Norfolk Southern Corp. ..........................                252,790
       1,300 Ryder Systems, Inc. .............................                 61,152
       5,600 Union Pacific Corp. .............................                328,160
      24,764 United Parcel Service, Inc. Class B .............              1,880,083
                                                                          -----------
                                                                            6,305,595
                                                                          -----------

UTILITIES- ELECTRIC -- 2.8%
      14,400 AES Corp. * .....................................                143,856
       2,600 Allegheny Energy, Inc. * ........................                 41,496
       4,300 Ameren Corp. ....................................                198,445
       8,600 American Electric Power Co, Inc. ................                274,856
      11,400 Calpine Corp. * .................................                 33,060
       7,200 Centerpoint Energy, Inc. ........................                 74,592
      39,400 Cinergy Corp. ...................................              1,560,240
       3,000 CMS Energy Corp. * ..............................                 28,560
       5,300 Consolidated Edison, Inc. .......................                222,812
       3,700 Constellation Energy Group, Inc. ................                147,408
      14,600 Dominion Resources, Inc. ........................                952,650
       3,763 DTE Energy Co. ..................................                158,761
      20,910 Duke Energy Corp. ...............................                478,630
       7,300 Edison International ............................                193,523
      28,100 Entergy Corp. ...................................              1,703,141
     131,374 Exelon Corp. ....................................              4,820,112
       7,393 FirstEnergy Corp. ...............................                303,704
       4,000 FPL Group, Inc. .................................                273,280
       5,584 NiSource, Inc. ..................................                117,320
      64,700 PG&E Corp. * ....................................              1,966,880
       2,000 Pinnacle West Capital Corp. .....................                 83,000
       4,055 PPL Corp. .......................................                191,315
       5,419 Progress Energy, Inc. ...........................                229,440
       5,100 Public Services Enterprise Group, Inc. ..........                217,260
      16,300 Southern Co. ....................................                488,674
       4,200 TECO Energy, Inc. ...............................                 56,826
      94,366 TXU Corp. .......................................              4,522,019
       8,760 Xcel Energy, Inc. ...............................                151,723
                                                                          -----------
                                                                           19,633,583
                                                                          -----------

UTILITIES- GAS -- 0.4%
       3,500 KeySpan Corp. ...................................                137,200
       1,000 Nicor, Inc. .....................................                 36,700
         900 Peoples Energy Corp. ............................                 37,512
       5,200 Sempra Energy ...................................                188,188
      67,400 UGI Corp. .......................................              2,511,324
                                                                          -----------
                                                                            2,910,924
                                                                          -----------

TOTAL COMMON STOCKS
  (Cost $651,998,760) ........................................            676,224,214
                                                                          -----------

DEPOSITORY RECEIPTS -- 0.6%
OIL & GAS -- 0.5%
      59,200 BP Plc (ADR) ....................................              3,405,776
                                                                          -----------

TELECOMMUNICATIONS -- 0.1%
      59,100 Deutsche Telekom AG (ADR)* ......................              1,102,806
                                                                          -----------

TOTAL DEPOSITORY RECEIPTS
  (Cost $3,544,874) ..........................................              4,508,582
                                                                          -----------

MUTUAL FUNDS -- 0.9%

EXCHANGE TRADED FUND -- 0.9%
     131,800 iShares Russell 1000 Growth Index Fund ..........              5,957,360
                                                                          -----------

TOTAL MUTUAL FUNDS
  (Cost $5,966,217) ..........................................              5,957,360
                                                                          -----------

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Large Company Stock Fund / September 30, 2004 (Unaudited) (continued)

       Principal
        Amount                                                               Value
       ---------                                                             -----
SHORT TERM INVESTMENTS -- 1.3%
GOVERNMENT & AGENCY SECURITIES -- 0.1%
     $50,000 United States Treasury Bills 0.000%, 11/18/04 (a) ...      $      49,896
     100,000 United States Treasury Bills 0.000%, 11/26/04 (a) ...             99,753
     198,000 United States Treasury Bills 0.000%, 12/9/04 (a)  ...            197,383
      50,000 United States Treasury Bills 0.000%, 12/23/04 (a) ...             49,809
                                                                        -------------
                                                                              396,841
                                                                        -------------

MUTUAL FUNDS -- 1.2%
   8,547,381 Goldman Sachs Prime Obligations Fund 1.51% (b) ......          8,547,381
                                                                        -------------

TOTAL SHORT TERM INVESTMENTS
   (Cost $8,944,248) .............................................          8,944,222
                                                                        -------------

TOTAL INVESTMENTS -- 100.1%
   (Cost $670,454,099) ...........................................        695,634,378
Other assets in excess of liabilities -- (0.1)% ..................           (861,218)
                                                                        -------------
TOTAL NET ASSETS -- 100.0% .......................................      $ 694,773,160
                                                                        =============


NOTES TO THE PORTFOLIO OF INVESTMENTS:

*     -Non-income producing security

(a) -All or a portion of these securities have been pledged to cover collateral requirements for open futures.

(b)   -Rate quoted represents the seven day yield of the Fund.

(c) -At September 30, 2004, the cost of securities for Federal income tax purposes for the Fund was substantially similar.

SECURITY ABBREVIATIONS:

ADR- American Depository Receipts
REIT-Real Estate Investment Trust

"
AS OF SEPTEMBER 30, 2004, THE LG. CO. STOCK FUND HAD THE FOLLOWING FUTURES CONTRACTS OUTSTANDING:

 Number of                                                                    Notional       Notional     Unrealized
 Contracts    Face Value    Underlying Securities         Expiration Date       Cost           Value      Depreciation
 ---------    ----------    ---------------------         ---------------     --------      ---------     ------------
Long Position
-------------
     9           2,250      S&P 500 Index Futures            Dec-2004         $2,534,781    $2,508,525     ($26 256)
    52           2,600      S&P Mini 500 Index Futures       Dec-2004          2,923,037     2,898,740      (24,297)
                                                                                                           --------
                                                                                                           ($50,533)
                                                                                                           ========

PORTFOLIO OF INVESTMENTS

CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2004 (Unaudited)

Principal
 Amount                                                              Value
 ------                                                              -----
FOREIGN OBLIGATIONS -- 5.5%

CORPORATE DEBT -- 3.8%
    $225,000 Abitibi-Consolidated, Inc.
             Yankee-Dollar
             8.850%, 08/01/30 ..........................          $   222,750
      50,000 ABN Amro Bank NV
             4.650%, 06/04/18 ..........................               47,066
      40,000 ACE Ltd. Yankee-Dollar
             6.000%, 04/01/07 ..........................               42,383
      50,000 Ainsworth Lumber Co., Ltd.
             7.250%, 10/01/12(a) .......................               50,500
      30,000 Alberta Energy Co. Ltd.
             Yankee-Dollar
             7.375%, 11/01/31 ..........................               35,526
             Alcan, Inc.
      25,000 4.875%, 09/15/12 ..........................               25,394
             Alcan, Inc. Yankee-Dollar
      40,000 4.500%, 05/15/13 ..........................               39,326
             America Movil SA de CV
      10,000 4.125%, 03/01/09(a) .......................                9,750
      20,000 5.500%, 03/01/14(a) .......................               19,330
      25,000 Apache Finance Canada Corp.
             Yankee-Dollar
             7.750%, 12/15/29 ..........................               31,966
     250,000 Asian Development Bank
             2.375%, 03/15/06 ..........................              249,762
     100,000 Axa
             8.600%, 12/15/30 ..........................              129,442
   1,000,000 Banco Mercantil del Norte SA
             5.875%, 02/17/09(a)(e) ....................            1,000,000
      70,000 Bank of Tokyo-Mitsubishi Ltd.
             8.400%, 04/15/10 ..........................               83,834
     100,000 BCP Caylux Holdings Luxembourg SCA
             9.625%, 06/15/14(a) .......................              108,000
     150,000 BHP Billiton Finance USA Ltd.
             4.800%, 04/15/13 ..........................              151,864
      10,000 BP Canada Finance Co.
             3.375%, 10/31/07 ..........................               10,045
             BP Capital Markets Plc.
      50,000 2.625%, 03/15/07 ..........................               49,562
     520,000 2.750%, 12/29/06 ..........................              518,249
      25,000 Branco Bradesco SA
             8.750%, 10/24/13(a) .......................               26,000
             Brascan Corp. Yankee-Dollar
      50,000 7.125%, 06/15/12 ..........................               56,308
     100,000 7.375%, 03/01/33 ..........................              114,256
      20,000 British Sky Broadcasting
             7.300%, 10/15/06 ..........................               21,526
     400,000 British Telecommunications Plc.
             7.875%, 12/15/05 ..........................              423,687
     100,000 Burlington Resources Finance Co.
             Yankee-Dollar
             7.400%, 12/01/31# .........................              120,949
      25,000 Canadian Pacific Ltd. Yankee-Dollar
             9.450%, 08/01/21 ..........................               35,084
      25,000 China Development Bank
             4.750%, 10/08/14 ..........................               24,809
      25,000 Coca Cola HBC Finance BV
             5.500%, 09/17/15 ..........................               25,979
     300,000 ConocoPhillips
             8.750%, 05/25/10 ..........................              369,129
   1,375,000 Corporacion Andina de Fomento CAF
             6.875%, 03/15/12 ..........................            1,546,380
   1,172,559 Crusade Global Trust
             1.820%, 01/17/34(e) .......................            1,172,331
             Deutsche Telekom International
             Finance BV
     150,000 5.250%, 07/22/13 ..........................              153,500
     150,000 9.250%, 06/01/32 ..........................              209,080
             Diageo Capital Plc.
      50,000 3.375%, 03/20/08 ..........................               49,820
      60,000 3.500%, 11/19/07 ..........................               60,136
             Diageo Finance BV
      50,000 3.000%, 12/15/06# .........................               49,937
      15,000 3.875%, 04/01/11 ..........................               14,676
             Domtar, Inc. Yankee-Dollar
   1,285,000 5.375%, 12/01/13 ..........................            1,273,557
      15,000 7.875%, 10/15/11 ..........................               17,323
      30,000 Eksportfinans A/S
             4.375%, 07/15/09 ..........................               30,793
             EnCana Corp. Yankee Dollar
      20,000 4.600%, 08/15/09 ..........................               20,507
      50,000 4.750%, 10/15/13 ..........................               49,461
      30,000 6.500%, 08/15/34 ..........................               32,065
      50,000 EnCana Holdings Finance Corp.
             Yankee-Dollar
             5.800%, 05/01/14 ..........................               53,093
             European Investment Bank
     100,000 2.350%, 04/14/06 ..........................               99,605
      50,000 2.700%, 04/20/07 ..........................               49,529
      90,000 3.000%, 08/15/06 ..........................               90,430
     500,000 4.625%, 03/01/07 ..........................              518,541
     250,000 4.875%, 09/06/06 ..........................              259,985
      50,000 Export Development Canada
             2.750%, 12/12/05 ..........................               50,228
             Falconbridge Ltd. Yankee-Dollar
      20,000 5.375%, 06/01/15 ..........................               20,088
      20,000 7.350%, 06/05/12 ..........................               22,935
     300,000 France Telecom SA
             8.500%, 03/01/11 ..........................              359,124
      50,000 GlaxoSmithKline Capital, Inc.
             2.375%, 04/16/07 ..........................               49,154
     250,000 HSBC Bank Plc. Yankee-Dollar
             6.950%, 03/15/11 ..........................              289,634
     200,000 HSBC Capital Funding LP
             4.610%, 06/27/13(e) .......................              192,198
      50,000 HSBC Holdings Plc.
             5.250%, 12/12/12 ..........................               51,861
     500,000 Hydro Quebec
             6.300%, 05/11/11 ..........................              560,259
      10,000 Inco Ltd. Yankee-Dollar
             7.750%, 05/15/12# .........................               11,782
      75,000 Instituto de Credito Oficial
             4.625%, 11/29/06 ..........................               78,419

PORTFOLIO OF INVESTMENTS

CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2004 (Unaudited) (continued)

Principal
 Amount                                                               Value
 ------                                                               -----
             Inter-American Development Bank
      50,000 4.375%, 09/20/12 ..........................               50,735
     600,000 7.375%, 01/15/10 ..........................              706,657
     200,000 International Bank for
             Reconstruction & Development
             4.375%, 09/28/06 ..........................              206,074
     150,000 Jafra Cosmetics, Inc.
             10.750%, 05/15/11 .........................              169,875
             KfW - Bankengruppe
     160,000 3.250%, 07/16/07-09/21/07# ................              160,417
             Korea Development Bank
      75,000 4.250%, 11/13/07 ..........................               76,365
     100,000 4.750%, 07/20/09 ..........................              102,315
      75,000 5.500%, 11/13/12# .........................               77,982
      50,000 5.750%, 09/10/13 ..........................               52,713
     550,000 Korea Electric Power Corp.
             4.250%, 09/12/07(a) .......................              557,047
      35,000 Kowloon Canton Railway Corp.
             8.000%, 03/15/10 ..........................               41,430
      75,000 Luscar Coal Ltd.
             9.750%, 10/15/11 ..........................               85,125
     100,000 Methanex Corp.
             8.750%, 08/15/12 ..........................              115,000
      50,000 MTR Corp.
             7.500%, 02/04/09 ..........................               56,934
   1,225,000 Nexen, Inc. Yankee-Dollar
             5.050%, 11/20/13# .........................            1,216,184
      75,000 Norske Skog Canada Ltd.
             8.625%, 06/15/11 ..........................               81,375
      50,000 Oesterreichische Kontrollbank AG
             5.125%, 03/20/07 ..........................               52,564
     200,000 Oil Insurance Ltd.
             5.150%, 08/15/33(a)(e) ....................              203,344
             Petro-Canada Yankee-Dollar
      25,000 4.000%, 07/15/13 ..........................               23,343
      50,000 5.350%, 07/15/33 ..........................               45,815
             Petrobras International Finance Co. - PIFCO
      25,000 9.125%, 02/01/07# .........................               27,375
      25,000 9.750%, 07/06/11 ..........................               29,125
     230,000 Petronas Capital Ltd.
             7.875%, 05/22/22(a) .......................              275,348
     390,000 Petrozuata Finance, Inc.
             8.220%, 04/01/17(a) .......................              384,150
      20,000 Potash Corp. of Saskatchewan
             Yankee-Dollar
             7.125%, 06/15/07 ..........................               21,881
   1,160,000 Precision Drilling Corp.
             Yankee-Dollar
             5.625%, 06/01/14 ..........................            1,214,092
   1,825,000 Region of Lombardy
             5.804%, 10/25/32 ..........................            1,925,116
             Rhodia SA
     175,000 7.625%, 06/01/10 ..........................              163,188
      25,000 8.875%, 06/01/11 ..........................               21,750
      30,000 Royal Bank of Canada
             3.875%, 05/04/09# .........................               30,031
             Royal Bank of Scotland Group Plc.
     100,000 5.000%, 11/12/13-10/01/14 .................              101,405
             Royal Bank of Scotland Group Plc.
             Yankee-Dollar
      10,000 4.700%, 07/03/18# .........................                9,409
     100,000 Santander Central Hispano Issuances
             7.625%, 09/14/10 ..........................              117,407
   1,480,000 Standard Chartered Bank
             8.000%, 05/30/31(a) .......................            1,854,786
      20,000 Stora Enso Oyj
             7.375%, 05/15/11# .........................               23,111
      25,000 Suncor Energy, Inc. Yankee-Dollar
             7.150%, 02/01/32 ..........................               29,709
             Telecom Italia Capital
   1,300,000 4.000%, 01/15/10(a) .......................            1,290,168
     170,000 4.950%, 09/30/14(a) .......................              167,905
     285,000 5.250%, 11/15/13(a)# ......................              290,377
      50,000 6.000%, 09/30/34(a) .......................               48,838
      50,000 6.375%, 11/15/33(a) .......................               51,642
             Telefonica Europe BV
   1,250,000 7.350%, 09/15/05 ..........................            1,305,324
     200,000 7.750%, 09/15/10 ..........................              235,676
             Telus Corp. Yankee-Dollar
      50,000 7.500%, 06/01/07 ..........................               54,828
     100,000 8.000%, 06/01/11 ..........................              117,174
             Tembec Industries, Inc.
      50,000 8.500%, 02/01/11 ..........................               52,250
             Tembec Industries, Inc.
             Yankee-Dollar
     150,000 8.625%, 06/30/09# .........................              153,750
     100,000 The Jean Coutu Group (PJC), Inc.
             8.500%, 08/01/14(a) .......................               99,250
      20,000 Trans-Canada Pipelines Ltd.
             Yankee-Dollar
             5.600%, 03/31/34 ..........................               19,601
             Tyco International Group SA
      30,000 6.000%, 11/15/13 ..........................               32,377
             Tyco International Group SA
             Yankee-Dollar
      25,000 6.125%, 01/15/09 ..........................               27,181
   1,420,000 6.375%, 02/15/06-10/15/11 .................            1,525,643
      70,000 6.750%, 02/15/11 ..........................               78,756
   1,200,000 6.875%, 01/15/29# .........................            1,344,800
     360,000 7.000%, 06/15/28 ..........................              406,160
      30,000 UFJ Finance Aruba AEC
             6.750%, 07/15/13 ..........................               33,263
             United Utilities Plc. Yankee-Dollar
   2,075,000 4.550%, 06/19/18 ..........................            1,892,612
      50,000 5.375%, 02/01/19 ..........................               49,192
     200,000 Vodafone Group Plc.
             7.750%, 02/15/10 ..........................              234,611
     100,000 Weatherford International, Inc.
             4.950%, 10/15/13 ..........................              100,577
     100,000 XL Capital Europe Plc.
             6.500%, 01/15/12 ..........................              109,784
     200,000 Yell Finance BV
             13.500%, 08/01/06(h) ......................              196,000
                                                                    ---------

PORTFOLIO OF INVESTMENTS

CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2004 (Unaudited) (continued)

Principal
 Amount                                                              Value
 ------                                                              -----
                                                                   31,705,823
                                                                   ----------

GOVERNMENT OBLIGATIONS -- 1.7%
      25,000 Banque Centrale De Tunisie
             7.375%, 04/25/12 ..........................               28,406
      50,000 Hellenic Republic Government Bond
             6.950%, 03/04/08 ..........................               55,877
     300,000 Korea Deposit Insurance
             2.500%, 12/11/05 ..........................              331,406
     250,000 Malaysia
             7.500%, 07/15/11 ..........................              293,075
             Province of British Columbia
      50,000 4.300%, 05/30/13 ..........................               50,542
      50,000 4.625%, 10/03/06 ..........................               51,744
             Province of Manitoba
     500,000 4.250%, 11/20/06 ..........................              515,250
             Province of Manitoba Yankee-Dollar
   1,230,000 9.500%, 09/15/18 ..........................            1,804,856
      20,000 Province of Nova Scotia
             5.750%, 02/27/12 ..........................               21,847
             Province of Ontario
     100,000 2.625%, 12/15/05 ..........................               99,984
     100,000 3.125%, 05/02/08# .........................               98,831
      15,000 3.500%, 09/17/07 ..........................               15,097
             Province of Quebec
      50,000 4.875%, 05/05/14 ..........................               51,058
   1,850,000 7.500%, 09/15/29# .........................            2,396,927
             Province of Quebec Yankee-Dollar
     200,000 7.125%, 02/09/24 ..........................              244,891
             Republic of Chile
      50,000 5.500%, 01/15/13 ..........................               52,100
      20,000 7.125%, 01/11/12 ..........................               22,920
             Republic of Italy
     100,000 3.250%, 05/15/09 ..........................               97,898
      50,000 3.750%, 12/14/07 ..........................               50,600
     350,000 4.375%, 10/25/06-06/15/13 .................              352,966
     200,000 6.875%, 09/27/23 ..........................              236,846
             Republic of Korea
      30,000 4.250%, 06/01/13 ..........................               28,800
     100,000 8.875%, 04/15/08 ..........................              117,250
             Republic of Poland
      50,000 5.250%, 01/15/14 ..........................               51,700
      25,000 6.250%, 07/03/12 ..........................               27,750
   2,090,000 Russian Federation
             5.000%, 03/31/07 ..........................            2,010,371
             South African Republic
      35,000 6.500%, 06/02/14 ..........................               37,363
     100,000 7.375%, 04/25/12 ..........................              112,750
             State of Israel
     100,000 4.625%, 06/15/13# .........................               96,493
      50,000 5.500%, 12/04/23 ..........................               51,673
             United Mexican States
     600,000 4.625%, 10/08/08 ..........................              606,000
     200,000 6.375%, 01/16/13 ..........................              210,600
      30,000 6.625%, 03/03/15# .........................               31,800
      75,000 6.750%, 09/27/34 ..........................               72,038
   2,616,000 7.500%, 04/08/33# .........................            2,749,416
      50,000 8.000%, 09/24/22# .........................               56,375
      75,000 8.125%, 12/30/19 ..........................               86,063
     100,000 8.300%, 08/15/31 ..........................              113,750
     405,000 8.375%, 01/14/11 ..........................              474,862
      75,000 11.375%, 09/15/16# ........................              110,437
      20,000 11.500%, 05/15/26# ........................               30,100
                                                                   ----------
                                                                   13,948,712
                                                                   ----------
TOTAL FOREIGN OBLIGATIONS
     (Cost $43,160,967) ................................           45,654,535
                                                                   ----------
U.S. CORPORATE OBLIGATIONS -- 28.6%
ASSET BACKED AND MORTGAGE BACKED -- 7.0%
     100,000 African Development Bank
             3.250%, 08/01/08 ..........................               98,863
             AmeriCredit Automobile Receivables Trust
       6,724 2.140%, 09/12/06(c)(e) ....................                6,724
   2,000,000 2.870%, 02/07/11 ..........................            1,984,885
      73,456 Amortizing Residential Collateral Trust
             2.120%, 01/01/32(c)(e) ....................               73,387
   1,600,000 Bay View Auto Trust
             3.440%, 04/25/12 ..........................            1,598,537
   1,802,561 Bayview Financial Acquisition Trust
             7.000%, 06/25/05(a)(c)(e) .................               46,813
   2,400,000 Bear Stearns Adjustable Rate
             Mortgage Trust
             3.516%, 06/25/34(e) .......................            2,361,626
   1,159,077 Bear Stearns Asset Backed
             Securities, Inc.
             2.290%, 10/27/32 ..........................            1,163,050
   1,309,247 Bear Stearns Asset Backed
             Securities, Inc. 2003-SD2 1A
             6.084%, 06/25/43(e) .......................            1,364,944
     500,000 Bear Stearns Commercial Mortgage
             Securities
             6.460%, 10/15/36 ..........................              561,860
     500,000 Bear Stearns Commercial Mortgage
             Securities 2004-T14 A3
             4.800%, 01/12/41 ..........................              513,215
     200,000 Capital Auto Receivables Asset
             Trust
             2.920%, 04/15/08 ..........................              200,753
   3,500,000 Capital One Master Trust
             5.300%, 06/15/09 ..........................            3,650,744
     100,000 Capital One Multi Asset Execution
             Trust
             2.950%, 08/17/09 ..........................              100,016
     480,205 CDC Mortgage Capital Trust
             2.170%, 08/25/33(e) .......................              480,760
     307,476 Centex Home Equity
             2.140%, 09/25/32(e) .......................              307,687
     176,406 Chase Commercial Mortgage
             Securities Corp.
             6.600%, 12/19/29 ..........................              189,398
      27,663 Chase Funding Mortgage Loan
             Asset-Backed Certificates

PORTFOLIO OF INVESTMENTS

CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2004 (Unaudited) (continued)

Principal
 Amount                                                               Value
 ------                                                               -----
             5.039%, 12/25/23 ..........................               27,631
     100,000 ChevronTexaco Capital Co.
             3.375%, 02/15/08 ..........................              100,272
   1,335,652 CIGNA CBO 1996-1 Ltd.
             6.460%, 11/15/08(a)(c)(e) .................            1,375,722
   1,900,000 CIT Home Equity Loan Trust 2003-1A4
             3.930%, 03/20/32(e) .......................            1,901,251
             Citibank Credit Card Issuance Trust
     100,000 2.900%, 05/17/10 ..........................               97,965
     180,000 4.950%, 02/09/09 ..........................              187,665
     150,000 5.650%, 06/16/08 ..........................              156,989
     150,000 Comed Transitional Funding Trust
             5.740%, 12/25/10 ..........................              161,378
     753,871 Commercial Mortgage Acceptance
             Corp.
             6.735%, 12/15/30 ..........................              812,951
     890,207 Commercial Mortgage Lease Backed
             Certificates Series 01-CMLB, Class
             A1
             6.746%, 06/20/31(a) .......................              995,918
     399,603 Conseco Finance
             3.810%, 07/15/29(e) .......................              399,831
      38,066 Conseco Finance Securitizations
             Corp.
             5.160%, 05/01/33 ..........................               38,350
             Countrywide Asset-Backed
             Certificates
     141,880 2.090%, 07/25/31(e) .......................              142,032
     167,328 2.170%, 04/25/32(e) .......................              167,589
     589,310 2.530%, 12/25/32(a)(e) ....................              589,282
   2,621,812 Countrywide Home Loan Mortgage Pass
             Through Trust
             5.044%, 02/25/34(e) .......................            2,652,724
   1,400,000 Crimmi Mae Commercial Mortgage
             Trust
             7.000%, 06/02/33(a) .......................            1,523,087
     112,790 CS First Boston Mortgage Securities
             Corp.
             2.740%, 08/25/32(a)(e) ....................              112,791
     174,958 EMC Mortgage Loan Trust
             2.310%, 05/25/39(a)(e) ....................              175,572
     911,906 EQCC Trust
             2.140%, 11/25/31(e) .......................              913,684
      63,613 First Consumers Master Trust
             5.800%, 12/15/05(a) .......................               63,495
           0 Ford Credit Auto Owner Trust
             4.010%, 03/15/06 ..........................                    0
     350,000 GE Capital Commercial Mortgage
             Corp.
             6.531%, 05/15/33 ..........................              392,070
             GMAC Commercial Mortgage
             Securities, Inc.
      70,000 5.389%, 10/15/38 ..........................               74,091
   1,750,000 6.700%, 05/15/30-04/15/34 .................            1,922,896
     161,210 Green Tree Financial Corp.
             8.100%, 07/15/27 ..........................               40,302
     200,000 Greenwich Capital Commercial
             Funding Corp.
             4.948%, 01/11/35 ..........................              205,082
     170,644 HFC Home Equity Loan Asset Backed
             Certificates
             2.261%, 07/20/32(e) .......................              170,845
     400,000 Honda Auto Receivables 2003-4 A4
             2.790%, 03/16/09 ..........................              397,726
     162,996 Impac CMB Trust
             2.160%, 03/25/32(e) .......................              163,228
     678,162 Indy Mac Home Equity Loan
             Asset-Backed Trust
             2.100%, 03/25/31(e) .......................              677,399
     599,109 Irwin Home Equity
             2.340%, 02/25/28(e) .......................              601,512
     265,751 JP Morgan Chase Commercial Mortgage
             Securities Corp.
             2.028%, 02/17/15(a)(e) ....................              265,745
      84,504 Long Beach Asset Holdings Corp.
             2.220%, 02/25/08(a)(e) ....................               84,528
   2,000,000 Merit Securities Corp.
             3.340%, 09/28/32(a)(e) ....................            1,927,972
             Merrill Lynch Mortgage Investors,
             Inc.
     369,141 2.160%, 05/25/33(e) .......................              369,349
     859,445 2.200%, 11/25/33(e) .......................              860,690
     174,691 2.440%, 11/25/09(a)(e) ....................              174,691
     778,356 Mesa Trust Asset Backed
             Certificates
             2.240%, 12/25/31(a)(e) ....................              778,356
   1,000,000 Metris Master Trust
             2.891%, 11/20/09(e) .......................              991,527
   2,394,712 Morgan Stanley Capital I, Inc.
             4.030%, 06/15/38 ..........................            2,421,589
             Morgan Stanley Dean Witter Capital
             I
     150,000 4.050%, 01/13/41 ..........................              149,463
     200,000 5.160%, 12/15/35 ..........................              209,107
     925,656 Nationslink Funding Corp.
             6.867%, 01/22/26 ..........................            1,019,251
             Nomura Asset Securities Corp.
   2,220,000 6.590%, 03/15/30 ..........................            2,432,355
   1,020,000 7.120%, 04/13/39 ..........................            1,080,220
   1,000,000 Nordstrom Private Label Credit Card
             Master Note Trust
             4.820%, 04/15/10(a) .......................            1,035,178
             Oakwood Mortgage Investors, Inc.
   6,592,878 6.000%, 05/15/08-08/15/10 .................            1,075,123
     350,000 PNC Mortgage Acceptance Corp.
             6.360%, 03/12/34 ..........................              388,140
   1,243,460 Provident Bank Home Equity Loan
             Trust
             2.110%, 08/25/31(e) .......................            1,242,963
   1,248,494 Provident Funding Mortgage Loan
             Trust
             3.799%, 08/25/33(e) .......................            1,240,253
   1,280,000 Providian Master Trust
             7.490%, 08/17/09 ..........................            1,297,707

PORTFOLIO OF INVESTMENTS

CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2004 (Unaudited) (continued)

Principal
 Amount                                                              Value
 ------                                                              -----
             Residential Asset Mortgage
             Products, Inc.
     411,813 2.471%, 10/24/04 ..........................              410,454
     354,739 2.640%, 10/24/04 ..........................              355,449
             Residential Asset Securities Corp.
   1,304,567 2.140%, 04/25/33(e) .......................            1,305,738
     136,987 6.320%, 04/25/30 ..........................              140,157
     133,070 Sail Net Interest Margin Notes
             7.750%, 04/27/33(a) .......................              133,988
     420,000 UCFC Home Equity Loan
             6.905%, 04/15/30 ..........................              434,262
   1,870,984 Wachovia Asset Securitization, Inc.
             2.210%, 09/27/32(e) .......................            1,882,539
     150,000 Wachovia Bank Commercial Mortgage
             Trust
             4.748%, 02/15/41 ..........................              149,874
      50,000 Wachovia Corp.
             7.500%, 04/15/35 ..........................               62,341
   2,500,000 Wells Fargo Mortgage Backed
             Securities Trust
             3.599%, 08/25/34(c)(e) ....................            2,501,569
     150,000 WFS Financial Owner Trust
             2.740%, 09/20/10 ..........................              149,248
                                                                   ----------
                                                                   58,514,418
                                                                   ----------

CORPORATE BONDS & NOTES -- 21.6%
             Hartford Financial Services Group, Inc.
      20,000 2.375%, 06/01/06 ..........................               19,781
      15,000 4.625%, 07/15/13 ..........................               14,726
      40,000 4.700%, 09/01/07 ..........................               41,309
     125,000 aaiPharma, Inc.
             11.500%, 04/01/10(e) ......................               80,625
     100,000 Abbey National Capital Trust I
             8.963%, 06/30/30(e)(m) ....................              134,950
             Abbott Laboratories
      10,000 3.500%, 02/17/09 ..........................                9,912
     100,000 3.750%, 03/15/11 ..........................               97,637
     100,000 ABN Amro Bank NV
             7.550%, 06/28/06 ..........................              107,853
      25,000 Ace INA Holdings, Inc.
             5.875%, 06/15/14 ..........................               26,118
      50,000 Aegon NV
             4.750%, 06/01/13 ..........................               49,542
     275,000 Aes Corp.
             9.375%, 09/15/10 ..........................              309,719
      20,000 AGL Capital Corp.
             6.000%, 10/01/34 ..........................               19,780
      70,930 Ahold Lease USA, Inc.
             7.820%, 01/02/20(e) .......................               75,185
     125,000 AK Steel Corp.
             7.875%, 02/15/09# .........................              124,063
      25,000 Alabama Power Co.
             3.125%, 05/01/08 ..........................               24,588
             Alamosa Delaware, Inc.
      38,000 11.000%, 07/31/10 .........................               43,035
      84,000 12.000%, 07/31/05(h) ......................               86,520
             Albertson's, Inc.
     100,000 7.500%, 02/15/11 ..........................              115,663
      20,000 8.000%, 05/01/31 ..........................               24,149
     450,000 Alcoa, Inc.
             7.375%, 08/01/10 ..........................              524,717
     125,000 Allegheny Energy Super Statutory
             Trust 2001
             10.250%, 11/15/07(a) ......................              143,125
     125,000 Alliant Techsystems, Inc.
             8.500%, 05/15/11 ..........................              136,250
      50,000 Allied Security Escrow Corp.
             11.375%, 07/15/11(a) ......................               52,500
      75,000 Allied Waste NA, Inc.
             7.375%, 04/15/14# .........................               72,188
             Allied Waste North America
      75,000 8.875%, 04/01/08 ..........................               81,375
     125,000 9.250%, 09/01/12 ..........................              139,062
             Allstate Corp.
      50,000 5.000%, 08/15/14 ..........................               49,994
      75,000 5.350%, 06/01/33 ..........................               69,485
     100,000 5.375%, 12/01/06 ..........................              104,717
      50,000 Allstate Life Global Funding
             3.500%, 07/30/07 ..........................               50,210
      30,000 Allstate Life Global Funding Trust
             I
             4.500%, 05/29/09 ..........................               30,739
             ALLTEL Corp.
      35,000 7.000%, 07/01/12 ..........................               39,927
      50,000 7.875%, 07/01/32# .........................               61,164
             Altria Group, Inc.
      25,000 5.625%, 11/04/08# .........................               25,526
     835,000 7.000%, 07/15/05-11/04/13 .................              857,367
      40,000 7.200%, 02/01/07 ..........................               42,366
      40,000 7.750%, 01/15/27 ..........................               42,252
      30,000 American Express Centurion Bank
             4.375%, 07/30/09 ..........................               30,652
             American Express Co.
      20,000 3.750%, 11/20/07 ..........................               20,205
      50,000 4.750%, 06/17/09 ..........................               51,892
      60,000 5.500%, 09/12/06 ..........................               62,839
     100,000 American Express Credit Corp.
             3.000%, 05/16/08 ..........................               98,289
     125,000 American General Finance Corp.
             2.750%, 06/15/08 ..........................              120,779
      50,000 American Re Corp.
             7.450%, 12/15/26 ..........................               54,964
      92,000 American Tower Corp.
             9.375%, 02/01/09 ..........................               97,520
     115,000 American Tower Escrow Corp.
             0.000%, 08/01/08(g) .......................               85,675
     100,000 Ameripath, Inc.
             10.500%, 04/01/13 .........................              102,000
             Amkor Technology, Inc.
      75,000 7.125%, 03/15/11# .........................               61,500
      75,000 9.250%, 02/15/08# .........................               69,750
      50,000 10.500%, 05/01/09# ........................               42,500
      50,000 AmSouth Bank NA
             4.850%, 04/01/13 ..........................               50,276

PORTFOLIO OF INVESTMENTS

CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2004 (Unaudited) (continued)

Principal
 Amount                                                               Value
 ------                                                               -----
     100,000 Anadarko Finance Co.
             7.500%, 05/01/31# .........................              122,261
     125,000 Anchor Glass Container Corp.
             11.000%, 02/15/13 .........................              142,500
     100,000 Anheuser-Busch Cos., Inc.
             9.000%, 12/01/09 ..........................              123,205
      25,000 Anthem, Inc.
             6.800%, 08/01/12 ..........................               28,180
             AOL Time Warner, Inc.
     200,000 6.750%, 04/15/11 ..........................              221,880
   1,770,000 7.625%, 04/15/31 ..........................            2,037,268
   1,030,000 7.700%, 05/01/32 ..........................            1,197,681
      25,000 Apache Corp.
             6.250%, 04/15/12 ..........................               28,014
      50,000 Applica, Inc.
             10.000%, 07/31/08 .........................               49,000
     100,000 Applied Extrusion Technologies,
             Inc.
             10.750%, 07/01/11# ........................               59,000
     100,000 Aramark Services, Inc.
             7.000%, 05/01/07 ..........................              108,074
      20,000 Arch Capital Group Ltd.
             7.350%, 05/01/34 ..........................               20,712
      50,000 Archstone-Smith Operating Trust
             REIT
             3.000%, 06/15/08 ..........................               48,505
             Arizona Public Service
      25,000 5.800%, 06/30/14 ..........................               26,349
      50,000 6.500%, 03/01/12 ..........................               55,509
      25,000 Aspen Insurance Holdings Ltd.
             6.000%, 08/15/14(a) .......................               25,169
   1,479,000 AT&T Broadband
             8.375%, 03/15/13 ..........................            1,791,054
             AT&T Wireless Services, Inc.
     100,000 7.350%, 03/01/06 ..........................              106,190
     200,000 7.875%, 03/01/11 ..........................              236,958
     950,000 8.750%, 03/01/31 ..........................            1,247,380
     100,000 Athena Neurosciences Finance LLC
             7.250%, 02/21/08 ..........................              101,250
      30,000 Atmos Energy Corp.
             5.125%, 01/15/13 ..........................               30,211
             Autozone, Inc.
      50,000 5.500%, 11/15/15# .........................               47,912
      20,000 5.875%, 10/15/12# .........................               20,338
      50,000 AvalonBay Communities, Inc. REIT
             6.125%, 11/01/12 ..........................               53,916
      20,000 Avon Products, Inc.
             4.200%, 07/15/18 ..........................               18,382
             Bank of America Corp.
      50,000 3.375%, 02/17/09 ..........................               49,190
      50,000 3.875%, 01/15/08 ..........................               50,737
     550,000 4.750%, 10/15/06-08/15/13 .................              550,751
   1,350,000 4.875%, 09/15/12# .........................            1,376,989
     100,000 5.125%, 11/15/14 ..........................              102,042
     600,000 5.250%, 02/01/07 ..........................              628,772
      25,000 5.375%, 06/15/14 ..........................               25,962
     200,000 6.800%, 03/15/28# .........................              223,789
             Bank of New York Co., Inc.
      50,000 3.900%, 09/01/07 ..........................               50,743
      10,000 5.200%, 07/01/07 ..........................               10,499
     300,000 Bank One Corp.
             7.875%, 08/01/10 ..........................              354,097
      50,000 BB&T Corp.
             4.750%, 10/01/12 ..........................               50,162
             Bear Stearns Cos., Inc.
      25,000 2.875%, 07/02/08 ..........................               24,283
      25,000 4.500%, 10/28/10 ..........................               25,205
      10,000 4.650%, 07/02/18 ..........................                9,292
     250,000 5.700%, 01/15/07-11/15/14# ................              263,652
             Bellsouth Corp.
      50,000 4.200%, 09/15/09 ..........................               50,287
     200,000 5.000%, 10/15/06 ..........................              207,551
      50,000 5.200%, 09/15/14 ..........................               50,466
      25,000 6.550%, 06/15/34 ..........................               26,315
     200,000 Bellsouth Telecommunications
             6.375%, 06/01/28 ..........................              204,518
      75,000 Berkshire Hathaway Finance Corp.
             5.100%, 07/15/14(a) .......................               77,113
      50,000 Berkshire Hathaway, Inc.
             3.375%, 10/15/08(a) .......................               49,607
     200,000 Berry Plastics Corp.
             10.750%, 07/15/12 .........................              226,000
      50,000 Blount, Inc.
             8.875%, 08/01/12 ..........................               53,125
      75,000 Blue Ridge Paper Products, Inc.
             9.500%, 12/15/08 ..........................               63,000
             Boeing Capital Corp.
     200,000 5.650%, 05/15/06# .........................              208,806
      65,000 5.800%, 01/15/13 ..........................               69,742
      70,000 6.500%, 02/15/12# .........................               78,364
      50,000 Borden US Finance Corp.
             9.000%, 07/15/14(a) .......................               52,500
   1,200,000 Boston Properties, Inc. REIT
             6.250%, 01/15/13 ..........................            1,294,706
      25,000 Boston Scientific Corp.
             5.450%, 06/15/14 ..........................               26,187
     100,000 Bottling Group LLC
             4.625%, 11/15/12 ..........................              101,040
     225,000 Bowater, Inc.
             9.500%, 10/15/12 ..........................              253,805
     150,000 Boyd Gaming Corp.
             6.750%, 04/15/14 ..........................              152,625
     100,000 Brand Services, Inc.
             12.000%, 10/15/12 .........................              113,500
             Bristol-Myers Squibb Co.
     170,000 4.750%, 10/01/06 ..........................              175,667
     610,000 5.750%, 10/01/11 ..........................              654,145
     150,000 BRL Universal Equipment
             8.875%, 02/15/08 ..........................              159,750
     120,000 Brown-Forman Corp.
             3.000%, 03/15/08 ..........................              118,171
      25,000 Buckeye Partners
             4.625%, 07/15/13 ..........................               24,132
     100,000 Buckeye Technologies, Inc.

PORTFOLIO OF INVESTMENTS

CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2004 (Unaudited) (continued)

Principal
 Amount                                                               Value
 ------                                                               -----
             9.250%, 09/15/08# .........................              100,000
      15,000 Bunge Ltd Finance Corp.
             5.875%, 05/15/13 ..........................               15,807
             Burlington Northern Santa Fe Corp.
     100,000 7.000%, 12/15/25 ..........................              112,542
     175,000 7.125%, 12/15/10 ..........................              199,404
     250,000 Cablevision Systems Corp.
             6.669%, 04/01/09(a)(e) ....................              260,000
     125,000 Cadmus Communications Corp.
             8.375%, 06/15/14(a) .......................              134,688
             Calpine Corp.
      66,000 7.750%, 04/15/09# .........................               42,240
     125,000 7.875%, 04/01/08# .........................               84,375
     175,000 8.500%, 07/15/10(a)# ......................              133,875
      40,000 8.750%, 07/15/13(a) .......................               30,300
      75,000 Campbell Soup Co.
             5.000%, 12/03/12 ..........................               76,864
      25,000 Canadian National Railway Co.
             Yankee Dollar
             4.250%, 08/01/09 ..........................               25,314
             Capital One Bank
      50,000 4.875%, 05/15/08# .........................               51,787
      25,000 5.000%, 06/15/09 ..........................               25,890
      10,000 5.125%, 02/15/14 ..........................                9,971
     100,000 6.875%, 02/01/06 ..........................              105,146
             Cardinal Health, Inc.
      10,000 4.000%, 06/15/15 ..........................                8,674
      50,000 6.750%, 02/15/11# .........................               53,818
      25,000 Case New Holland, Inc.
             9.250%, 08/01/11(a) .......................               28,000
             Caterpillar Financial Services
             Corp
     100,000 2.700%, 07/15/08 ..........................               96,908
      50,000 3.100%, 05/15/07 ..........................               49,890
      10,000 3.700%, 08/15/08 ..........................               10,026
     150,000 Caterpillar, Inc.
             6.950%, 05/01/42 ..........................              177,839
     150,000 Cendant Corp.
             7.375%, 01/15/13 ..........................              173,561
      50,000 Centerpoint Energy Houston
             5.750%, 01/15/14 ..........................               53,061
     100,000 Centex Corp.
             5.125%, 10/01/13 ..........................               99,608
      40,000 CenturyTel, Inc.
             7.875%, 08/15/12 ..........................               46,495
             Charter Communications Holdings,
             LLC/ Charter Communications
             Holdings Cap Corp.
      75,000 8.625%, 04/01/09 ..........................               58,312
     730,000 11.750%, 01/15/05-01/15/06(h) .............              523,850
      50,000 12.125%, 01/15/07(h) ......................               28,000
      50,000 Charter One Bank FSB
             6.375%, 05/15/12 ..........................               55,380
     100,000 ChevronTexaco Capital Co.
             3.500%, 09/17/07 ..........................              100,934
      20,000 Cincinnati Gas & Electric
             5.700%, 09/15/12 ..........................               21,151
     200,000 Cinemark, Inc.
             9.750%, 03/15/09(h) .......................              137,500
             Cingular Wireless LLC
      30,000 5.625%, 12/15/06 ..........................               31,391
      30,000 6.500%, 12/15/11 ..........................               33,408
             CIT Group, Inc.
      50,000 2.875%, 09/29/06 ..........................               49,729
      50,000 3.875%, 11/03/08# .........................               50,014
      25,000 5.125%, 09/30/14 ..........................               24,970
     650,000 6.500%, 02/07/06 ..........................              680,983
      75,000 7.375%, 04/02/07 ..........................               82,251
   1,600,000 7.750%, 04/02/12 ..........................            1,893,530
             Clear Channel Communications, Inc.
      50,000 4.250%, 05/15/09# .........................               49,544
      50,000 4.625%, 01/15/08 ..........................               50,918
      25,000 5.000%, 03/15/12 ..........................               24,665
      20,000 5.750%, 01/15/13# .........................               20,542
      80,000 6.000%, 11/01/06 ..........................               84,004
      10,000 Cleveland Electric Illuminating Co.
             5.650%, 12/15/13 ..........................               10,348
             Coca-Cola Enterprises, Inc.
      25,000 2.500%, 09/15/06 ..........................               24,769
      25,000 4.250%, 09/15/10 ..........................               25,168
     300,000 8.500%, 02/01/22# .........................              396,036
             Cole National Group
     150,000 8.625%, 08/15/07 ..........................              152,625
      75,000 8.875%, 05/15/12 ..........................               84,937
      50,000 Collins & Aikman Floor Cover
             9.750%, 02/15/10 ..........................               53,000
      50,000 Commerce Group, Inc.
             5.950%, 12/09/13 ..........................               51,527
     100,000 Compass Minerals Group, Inc.
             10.000%, 08/15/11 .........................              112,000
      50,000 Computer Sciences Corp.
             6.750%, 06/15/06 ..........................               53,096
             ConAgra Foods, Inc.
      25,000 6.000%, 09/15/06 ..........................               26,298
     275,000 6.750%, 09/15/11 ..........................              309,411
             Conoco Funding Co.
      50,000 5.450%, 10/15/06 ..........................               52,421
      65,000 7.250%, 10/15/31 ..........................               77,884
     855,000 Conoco, Inc.
             6.950%, 04/15/29 ..........................              986,506
   1,000,000 ConocoPhillips
             4.750%, 10/15/12# .........................            1,013,983
             Consolidated Edison Co. of New York
      50,000 4.700%, 06/15/09# .........................               51,850
      70,000 6.450%, 12/01/07 ..........................               76,134
      25,000 Consolidated Rail Corp.
             9.750%, 06/15/20 ..........................               34,803
             Constellation Energy Group, Inc.
      75,000 6.350%, 04/01/07 ..........................               80,239
      15,000 7.600%, 04/01/32 ..........................               17,619
             Consumers Energy Co.
      20,000 4.000%, 05/15/10 ..........................               19,666
      25,000 4.250%, 04/15/08# .........................               25,426
      25,000 5.375%, 04/15/13 ..........................               25,733

PORTFOLIO OF INVESTMENTS

CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2004 (Unaudited) (continued)

Principal
 Amount                                                               Value
 ------                                                               -----
      25,000 5.500%, 08/15/16(a) .......................               25,436
             Continental Airlines, Inc.
      91,101 6.541%, 09/15/08 ..........................               78,548
     295,116 6.545%, 02/02/19 ..........................              284,812
      25,000 7.250%, 11/01/05 ..........................               22,614
      30,000 Coors Brewing Co.
             6.375%, 05/15/12# .........................               33,094
      25,000 Costco Wholesale Corp.
             5.500%, 03/15/07 ..........................               26,326
   1,900,000 Countrywide Funding Corp.
             4.000%, 03/22/11 ..........................            1,845,204
             Countrywide Home Loans, Inc.
      25,000 3.500%, 12/19/05 ..........................               25,226
      25,000 4.250%, 12/19/07 ..........................               25,463
     250,000 5.500%, 08/01/06 ..........................              260,747
             COX Communications, Inc.
     555,000 7.125%, 10/01/12 ..........................              602,221
   1,108,000 7.750%, 11/01/10 ..........................            1,234,823
             Credit Suisse First Boston USA,
             Inc.
     100,000 4.700%, 06/01/09 ..........................              102,925
     400,000 5.750%, 04/15/07# .........................              424,169
     150,000 6.125%, 11/15/11 ..........................              163,423
     175,000 Crown Castle International Corp.
             9.375%, 08/01/11 ..........................              201,250
     100,000 CSX Corp.
             7.950%, 05/01/27 ..........................              121,803
             CVS Corp.
      25,000 3.875%, 11/01/07 ..........................               25,319
      40,000 4.000%, 09/15/09(a) .......................               40,017
      50,000 4.875%, 09/15/14(a) .......................               49,979
             DaimlerChrysler NA Holding Corp.
     530,000 4.050%, 06/04/08# .........................              534,750
      40,000 6.500%, 11/15/13 ..........................               43,400
      90,000 7.300%, 01/15/12 ..........................              102,227
     600,000 7.750%, 01/18/11 ..........................              697,692
      20,000 Dayton Power & Light Co.
             5.125%, 10/01/13(a) .......................               20,181
      30,000 Deere & Co.
             6.950%, 04/25/14# .........................               35,046
     125,000 Del Monte Corp.
             8.625%, 12/15/12 ..........................              139,062
             Delphi Corp.
      25,000 6.500%, 08/15/13# .........................               25,640
      50,000 6.550%, 06/15/06 ..........................               52,314
             Delta Air Lines, Inc.
      25,000 6.417%, 07/02/12# .........................               25,382
     909,728 6.718%, 01/02/23 ..........................              934,892
             Deluxe Corp.
      20,000 3.500%, 10/01/07(a) .......................               19,944
      20,000 5.000%, 12/15/12 ..........................               19,972
      20,000 5.125%, 10/01/14(a) .......................               19,731
      50,000 Deutsche Bank Financia,l Inc.
             7.500%, 04/25/09 ..........................               57,449
      50,000 Deutsche Bank Financial, Inc.
             6.700%, 12/13/06 ..........................               53,738
             Devon Energy Corp.
     100,000 2.750%, 08/01/06# .........................               99,323
     620,000 7.950%, 04/15/32 ..........................              769,132
     800,000 Devon Financing Corp. ULC
             6.875%, 09/30/11 ..........................              902,614
      50,000 Dex Media East LLC/Dex Media East
             Finance Co.
             9.875%, 11/15/09 ..........................               57,500
     250,000 Dex Media LLC
             9.000%, 11/15/08(h) .......................              183,125
      98,000 Dex Media West LLC
             9.875%, 08/15/13 ..........................              115,150
      25,000 Diamond Offshore Drilling, Inc.
             5.150%, 09/01/14(a) .......................               25,347
     150,000 Direct TV Holdings
             8.375%, 03/15/13 ..........................              170,625
     175,000 Doane Pet Care Co.
             10.750%, 03/01/10 .........................              186,812
             Dominion Resources, Inc.
      50,000 4.125%, 02/15/08 ..........................               50,664
     220,000 5.125%, 12/15/09# .........................              227,837
      65,000 5.250%, 08/01/33 ..........................               64,629
     240,000 5.700%, 09/17/12 ..........................              252,365
      15,000 6.750%, 12/15/32 ..........................               16,026
     100,000 7.195%, 09/15/14 ..........................              114,090
     200,000 Dow Chemical Co.
             6.125%, 02/01/11 ..........................              218,260
     100,000 DTE Energy Co.
             6.450%, 06/01/06 ..........................              105,155
             Duke Capital Corp.
     100,000 6.250%, 02/15/13# .........................              107,599
      50,000 6.750%, 02/15/32 ..........................               52,684
             Duke Energy Corp.
   1,200,000 4.200%, 10/01/08 ..........................            1,212,292
     100,000 5.300%, 10/01/15 ..........................              102,947
     220,000 5.625%, 11/30/12 ..........................              230,614
      50,000 Duke Energy Field Services LLC
             7.875%, 08/16/10 ..........................               58,848
      25,000 Duke Realty LP
             5.400%, 08/15/14 ..........................               25,526
             Dynegy Holdings, Inc.
   3,210,000 8.750%, 02/15/12# .........................            3,338,400
     300,000 9.875%, 07/15/10(a) .......................              339,000
             E.I. Du Pont de Nemours
      50,000 4.125%, 04/30/10 ..........................               50,453
      30,000 4.875%, 04/30/14# .........................               30,562
      45,000 Eastman Chemical Co.
             7.000%, 04/15/12# .........................               51,179
     275,000 Echostar DBS Corp.
             6.625%, 10/01/14(a) .......................              273,281
     250,000 Edison Mission Energy
             9.875%, 04/15/11# .........................              291,250
             El Paso Corp.
     560,000 7.750%, 01/15/32# .........................              488,600
     690,000 7.800%, 08/01/31 ..........................              605,475
     350,000 7.875%, 06/15/12# .........................              347,375
     220,000 El Paso Natural Gas
             8.375%, 06/15/32 ..........................              232,100

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2004 (Unaudited) (continued)

Principal
 Amount                                             Value
---------                                           -----
  505,000 Electronic Data Systems Corp.
          7.125%, 10/15/09# .................       542,441
  125,000 Emerson Electric Co.
          4.500%, 05/01/13 ..................       124,206
   25,000 Endurance Specialty Holdings Ltd.
          7.000%, 07/15/34 ..................        25,555
   30,000 Energy East Corp.
          6.750%, 06/15/12 ..................        33,318
1,875,000 Entergy Gulf States, Inc.
          6.200%, 07/01/33 ..................     1,849,815
          EOP Operating LP
  200,000 7.750%, 11/15/07 ..................       223,325
   50,000 7.875%, 07/15/31 ..................        58,519
   20,000 Equifax, Inc.
          4.950%, 11/01/07 ..................        20,894
  125,000 Equinox Holdings, Inc.
          9.000%, 12/15/09# .................       128,750
   25,000 ERP Operating LP
          4.750%, 06/15/09 ..................        25,644
  100,000 Ethyl Corp.
          8.875%, 05/01/10 ..................       108,000
  200,000 Exelon Generation Co. LLC
          6.950%, 06/15/11 ..................       225,952
  125,000 Extendicare Health Services, Inc.
          9.500%, 07/01/10 ..................       140,312
  175,000 Eye Care Centers of America
          9.125%, 05/01/08 ..................       175,000
   85,000 Federated Department Stores
          6.625%, 04/01/11 ..................        94,966
          Fedex Corp.
   25,000 2.650%, 04/01/07 ..................        24,591
   25,000 3.500%, 04/01/09 ..................        24,572
   50,000 7.250%, 02/15/11 ..................        57,238
   24,000 Felcor Lodging LP REIT
          10.000%, 09/15/08 .................        25,200
   25,000 Fifth Third Bancorp
          4.500%, 06/01/18 ..................        23,515
   75,000 Finlay Fine Jewelry Corp.
          8.375%, 06/01/12(a) ...............        80,625
  150,000 First Data Corp.
          3.375%, 08/01/08 ..................       148,674
  200,000 First Union Institutional Capital I
          8.040%, 12/01/26 ..................       222,705
1,500,000 First Union-Lehman Brothers-Bank of
          America
          6.560%, 11/18/35 ..................     1,630,048
          FirstEnergy Corp.
  180,000 5.500%, 11/15/06 ..................       187,366
   25,000 6.450%, 11/15/11 ..................        27,272
1,230,000 7.375%, 11/15/31 ..................     1,381,403
1,140,000 Florida Power & Light Co.
          5.625%, 04/01/34# .................     1,142,279
   50,000 Florida Power Corp.
          4.800%, 03/01/13 ..................        50,276
  125,000 Flowserve Corp.
          12.250%, 08/15/10# ................       141,250
  125,000 FMC Corp.
          7.750%, 07/01/11 ..................       132,500
  600,000 Ford Motor Co.
          7.450%, 07/16/31 ..................       588,318
          Ford Motor Credit Co.
   50,000 5.625%, 10/01/08# .................        51,701
  300,000 5.800%, 01/12/09 ..................       310,947
2,420,000 6.875%, 02/01/06 ..................     2,532,341
1,065,000 7.000%, 10/01/13# .................     1,126,012
  550,000 7.250%, 10/25/11 ..................       595,175
1,050,000 7.375%, 10/28/09-02/01/11 .........     1,147,442
1,880,000 7.875%, 06/15/10 ..................     2,096,866
   25,000 Fortune Brands, Inc.
          4.875%, 12/01/13 ..................        25,433
   50,000 FPL Group Capital, Inc.
          7.625%, 09/15/06 ..................        54,212
   20,000 Franklin Resources, Inc.
          3.700%, 04/15/08 ..................        20,042
  125,000 Friendly Ice Cream Corp.
          8.375%, 06/15/12 ..................       120,000
   15,000 Fund American Cos., Inc.
          5.875%, 05/15/13 ..................        15,314
          Gannett Co., Inc.
   25,000 5.500%, 04/01/07# .................        26,384
   10,000 6.375%, 04/01/12 ..................        11,180
          General Dynamics Corp.
   50,000 2.125%, 05/15/06 ..................        49,457
   50,000 3.000%, 05/15/08 ..................        49,153
   50,000 4.250%, 05/15/13# .................        48,696
   25,000 4.500%, 08/15/10 ..................        25,537
   25,000 5.375%, 08/15/15# .................        26,269
          General Electric Capital Corp.
   50,000 3.125%, 04/01/09 ..................        48,719
  250,000 3.500%, 12/05/07-05/01/08 .........       251,069
  200,000 4.250%, 01/15/08 ..................       205,219
  100,000 4.750%, 09/15/14 ..................        99,398
  775,000 5.450%, 01/15/13# .................       821,067
2,250,000 6.000%, 06/15/12 ..................     2,471,960
  150,000 6.750%, 03/15/32# .................       172,636
  500,000 7.375%, 01/19/10 ..................       576,212
  460,000 General Electric Co.
          5.000%, 02/01/13 ..................       473,083
          General Mills, Inc.
   50,000 2.625%, 10/24/06# .................        49,277
   50,000 5.125%, 02/15/07 ..................        52,074
   50,000 6.000%, 02/15/12 ..................        53,856
          General Motors Acceptance Corp.
  100,000 4.375%, 12/10/07 ..................       100,819
  150,000 4.500%, 07/15/06 ..................       152,349
   20,000 5.625%, 05/15/09 ..................        20,388
1,575,000 6.125%, 09/15/06-02/01/07 .........     1,649,427
  400,000 6.150%, 04/05/07 ..................       420,349
1,825,000 6.875%, 09/15/11 ..................     1,914,467
  300,000 8.000%, 11/01/31 ..................       310,497
          General Motors Corp.
  200,000 7.125%, 07/15/13# .................       208,777
  250,000 8.375%, 07/15/33 ..................       265,443
  125,000 General Nutrition Centers, Inc.

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2004 (Unaudited) (continued)

Principal
 Amount                                             Value
---------                                           -----
          8.500%, 12/01/10 ..................       127,813
  150,000 Genesis HealthCare Corp.
          8.000%, 10/15/13 ..................       163,500
          Genworth Financial, Inc.
   20,000 5.750%, 06/15/14 ..................        21,075
   10,000 6.500%, 06/15/34 ..................        10,776
   25,000 Georgia Power Co.
          4.875%, 07/15/07 ..................        25,989
          Gillette Co.
   50,000 2.500%, 06/01/08 ..................        48,753
   10,000 3.800%, 09/15/09 ..................        10,008
   20,000 GlaxoSmithKline Capital, Inc.
          5.375%, 04/15/34 ..................        19,523
   80,000 Goldman Sachs Capital I
          6.345%, 02/15/34 ..................        80,252
          Goldman Sachs Group, Inc.
  100,000 4.125%, 01/15/08 ..................       101,927
   50,000 4.750%, 07/15/13 ..................        49,057
  250,000 5.150%, 01/15/14 ..................       251,514
  100,000 6.125%, 02/15/33 ..................       100,442
  400,000 6.875%, 01/15/11 ..................       451,720
   25,000 Goodrich Corp.
          7.625%, 12/15/12 ..................        29,365
   25,000 Greenpoint Financial Corp.
          3.200%, 06/06/08 ..................        24,493
          GTE Corp.
1,550,000 6.940%, 04/15/28 ..................     1,668,631
   48,000 7.510%, 04/01/09 ..................        54,480
  100,000 GTE North, Inc.
          5.650%, 11/15/08 ..................       106,077
   50,000 Halliburton Co.
          5.500%, 10/15/10 ..................        52,379
          Hanover Compressor Co.
  125,000 0.000%, 03/31/07(g) ...............       105,625
  150,000 8.625%, 12/15/10 ..................       162,750
          Harrahs Operating Co., Inc.
   25,000 5.375%, 12/15/13 ..................        24,935
   75,000 5.500%, 07/01/10(a) ...............        77,496
   20,000 Hartford Life, Inc.
          7.375%, 03/01/31 ..................        24,013
   20,000 Health Care, Inc. REIT
          6.000%, 11/15/13 ..................        20,528
   15,000 Healthcare Realty Trust, Inc. REIT
          5.125%, 04/01/14 ..................        14,518
  125,000 Herbst Gaming, Inc.
          8.125%, 06/01/12(a) ...............       128,125
          Hertz Corp.
   20,000 4.700%, 10/02/06 ..................        20,384
   50,000 6.350%, 06/15/10 ..................        51,805
   50,000 6.900%, 08/15/14 ..................        52,097
   25,000 7.625%, 06/01/12 ..................        27,444
   30,000 Hewlett-Packard Co.
          5.500%, 07/01/07 ..................        31,713
   25,000 Hillenbrand Industries, Inc.
          4.500%, 06/15/09 ..................        25,518
  106,027 Hollinger Participation Trust
          12.125%, 11/15/10(a) ..............       121,136
   30,000 Home Depot, Inc.
          3.750%, 09/15/09(a) ...............        29,879
  275,000 Home Interiors & Gifts, Inc.
          10.125%, 06/01/08# ................       237,875
  100,000 Honeywell International, Inc.
          7.500%, 03/01/10 ..................       116,555
          Hospira, Inc.
   10,000 4.950%, 06/15/09 ..................        10,251
   10,000 5.900%, 06/15/14 ..................        10,496
   38,000 Host Marriott Corp. REIT
          7.875%, 08/01/08 ..................        39,093
          Host Marriott LP REIT
   50,000 7.125%, 11/01/13 ..................        52,500
   50,000 8.375%, 02/15/06 ..................        52,750
  100,000 Houghton Mifflin Co.
          11.500%, 10/15/08(h)# .............        60,500
          Household Finance Corp.
2,105,000 6.375%, 11/27/12 ..................     2,332,435
   30,000 6.400%, 06/17/08 ..................        32,734
   20,000 7.000%, 05/15/12 ..................        22,889
   15,000 7.350%, 11/27/32 ..................        17,873
   20,000 HRPT Properties Trust REIT
          6.250%, 08/15/16 ..................        20,703
   75,000 HSBC Bank USA NA
          3.875%, 09/15/09 ..................        74,706
1,200,000 Humana, Inc.
          6.300%, 08/01/18 ..................     1,242,510
  225,000 Huntsman International LLC
          9.875%, 03/01/09 ..................       248,062
  175,000 Iasis Healthcare LLC
          8.750%, 06/15/14(a) ...............       183,312
  100,000 Icon Health & Fitness
          11.250%, 04/01/12 .................       107,000
   75,000 IMCO Recycling, Inc.
          10.375%, 10/15/10 .................        82,500
   50,000 Indiana Michigan Power Co.
          6.125%, 12/15/06 ..................        52,930
  125,000 Innophos, Inc.
          8.875%, 08/15/14(a) ...............       133,125
   75,000 InSight Health Services Corp.
          9.875%, 11/01/11# .................        75,000
  150,000 Insight Midwest LP/Insight Capital,
          Inc.
          10.500%, 11/01/10 .................       164,250
   75,000 Interace, Inc.
          7.300%, 04/01/08 ..................        75,375
   20,000 InterActiveCorp
          7.000%, 01/15/13 ..................        21,888
          International Business Machines
          Corp.
   30,000 4.375%, 06/01/09 ..................        30,634
  100,000 6.220%, 08/01/27 ..................       107,384
  200,000 6.500%, 01/15/28# .................       222,118
  200,000 7.500%, 06/15/13 ..................       240,523
          International Lease Finance Corp.
   50,000 3.750%, 06/30/09 ..................        50,471
1,275,000 4.375%, 11/01/09# .................     1,285,354

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2004 (Unaudited) (continued)

Principal
 Amount                                             Value
---------                                           -----
  325,000 5.750%, 02/15/07 ..................       344,079
          International Paper Co.
  125,000 4.250%, 01/15/09 ..................       125,430
  100,000 5.250%, 04/01/16 ..................        98,141
   95,000 5.500%, 01/15/14# .................        97,279
   25,000 5.850%, 10/30/12 ..................        26,413
  150,000 6.750%, 09/01/11 ..................       167,148
  125,000 Iron Mountain, Inc.
          6.625%, 01/01/16 ..................       121,875
  175,000 Isle of Capri Casinos, Inc.
          7.000%, 03/01/14 ..................       175,875
  175,000 ISP Chemco, Inc.
          10.250%, 07/01/11 .................       195,125
  100,000 Ispat Inland ULC
          9.750%, 04/01/14 ..................       110,250
   25,000 Jefferies Group, Inc.
          5.500%, 03/15/16 ..................        24,957
   20,000 Jersey Central Power & Light
          5.625%, 05/01/16(a) ...............        20,910
          John Deere Capital Corp.
   20,000 3.900%, 01/15/08 ..................        20,289
   15,000 4.500%, 08/22/07 ..................        15,499
  470,000 5.100%, 01/15/13# .................       484,631
   75,000 5.125%, 10/19/06 ..................        78,028
  100,000 7.000%, 03/15/12 ..................       115,614
  175,000 John Q Hammons Hotels LP/John Q
          Hammons Hotels Finance Corp. III
          8.875%, 05/15/12 ..................       195,125
          JP Morgan Chase & Co.
   20,000 3.625%, 05/01/08 ..................        20,036
   20,000 3.800%, 10/02/09 ..................        19,845
  100,000 4.000%, 02/01/08 ..................       101,518
  400,000 5.125%, 09/15/14 ..................       402,144
   30,000 5.250%, 05/01/15 ..................        30,372
1,635,000 6.625%, 03/15/12 ..................     1,835,181
  300,000 6.750%, 02/01/11 ..................       337,517
          JP Morgan Chase & Co., Inc.
  500,000 0.000%, 04/15/27-07/01/27(g) ......        90,617
  300,000 6.000%, 01/15/09 ..................       323,522
  400,000 Kellogg Co.
          6.600%, 04/01/11 ..................       450,407
          Kerr-McGee Corp.
   20,000 5.875%, 09/15/06 ..................        20,945
   20,000 6.875%, 09/15/11# .................        22,373
   30,000 6.950%, 07/01/24 ..................        31,970
   20,000 7.875%, 09/15/31 ..................        23,648
  100,000 Kerzner International Ltd.
          8.875%, 08/15/11 ..................       109,625
  125,000 Key Energy Services, Inc.
          8.375%, 03/01/08 ..................       131,875
          KeyBank National Association
   50,000 5.800%, 07/01/14# .................        53,526
  250,000 7.000%, 02/01/11 ..................       280,094
   50,000 Keycorp
          2.750%, 02/27/07 ..................        49,506
  200,000 KeySpan Corp.
          7.625%, 11/15/10 ..................       235,922
  100,000 KFW International Finance
          2.500%, 10/17/05 ..................        99,917
   45,000 Kimberly-Clark Corp.
          5.625%, 02/15/12 ..................        48,592
          Kinder Morgan Energy Partners
   50,000 5.000%, 12/15/13# .................        49,633
   85,000 6.750%, 03/15/11 ..................        94,681
          Kinder Morgan, Inc.
   40,000 6.500%, 09/01/12# .................        43,982
   20,000 7.250%, 03/01/28 ..................        22,253
  250,000 Kinetek, Inc.
          10.750%, 11/15/06 .................       231,250
          Kraft Foods, Inc.
   25,000 4.000%, 10/01/08 ..................        25,156
  100,000 4.625%, 11/01/06 ..................       102,841
   25,000 5.250%, 10/01/13 ..................        25,466
  150,000 5.625%, 11/01/11 ..................       158,438
1,550,000 6.500%, 11/01/31 ..................     1,670,469
          Kroger Co.
  200,000 6.750%, 04/15/12 ..................       223,664
  100,000 6.800%, 12/15/18# .................       112,157
  200,000 L-3 Communications Corp.
          7.625%, 06/15/12 ..................       220,000
  300,000 Landesbank Baden-Wuerttemberg/New
          York
          6.350%, 04/01/12 ..................       340,747
   30,000 Lear Corp.
          5.750%, 08/01/14(a) ...............        30,905
          Lehman Brothers Holdings, Inc.
  150,000 3.500%, 08/07/08 ..................       148,806
  600,000 4.000%, 01/22/08 ..................       609,469
  300,000 7.000%, 02/01/08 ..................       331,073
  130,000 Lenfest Communications, Inc.
          8.375%, 11/01/05 ..................       137,394
   25,000 Lennar Corp.
          5.500%, 09/01/14(a) ...............        25,382
  200,000 Leslie's Poolmart, Inc.
          10.375%, 07/15/08 .................       204,000
          Levi Strauss & Co.
   75,000 7.000%, 11/01/06# .................        75,000
   95,000 11.625%, 01/15/08 .................        98,087
          Liberty Media Corp.
  685,000 3.380%, 09/17/06(e) ...............       692,336
   50,000 3.500%, 09/25/06 ..................        49,798
   40,000 3.750%, 02/15/30 ..................        26,500
  100,000 8.250%, 02/01/30# .................       110,991
          Limited Brands
   25,000 6.125%, 12/01/12 ..................        27,002
1,125,000 6.950%, 03/01/33 ..................     1,246,689
          Lockheed Martin Corp.
   50,000 7.200%, 05/01/36 ..................        60,094
  300,000 8.500%, 12/01/29 ..................       396,707
   25,000 Loews Cineplex Entertainment Corp.
          9.000%, 08/01/14(a) ...............        25,813
   25,000 Loews Corp.
          5.250%, 03/15/16 ..................        25,170
   50,000 Lowe's Cos., Inc.

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2004 (Unaudited) (continued)

Principal
 Amount                                             Value
---------                                           -----
          8.250%, 06/01/10 ..................        60,300
  350,000 Lucent Technologies, Inc.
          6.450%, 03/15/29 ..................       283,500
          Lyondell Chemical Co.
   75,000 9.500%, 12/15/08 ..................        81,844
  100,000 11.125%, 07/15/12# ................       116,000
  130,000 Magnum Hunter Resources, Inc.
          9.600%, 03/15/12 ..................       146,900
  100,000 Mail Well I Corp.
          9.625%, 03/15/12 ..................       110,000
   10,000 Marathon Oil Corp.
          6.125%, 03/15/12 ..................        10,869
          Marsh & McLennan Cos., Inc.
  100,000 3.625%, 02/15/08# .................       100,287
   50,000 5.375%, 07/15/14 ..................        51,238
          Marshall & Ilsley Bank
   25,000 4.125%, 09/04/07 ..................        25,692
   50,000 4.375%, 08/01/09 ..................        50,955
   25,000 5.250%, 09/04/12 ..................        26,398
   50,000 Masco Corp.
          5.875%, 07/15/12 ..................        53,778
          May Department Stores Co.
   50,000 4.800%, 07/15/09(a) ...............        50,972
   50,000 5.750%, 07/15/14(a) ...............        51,533
   30,000 8.750%, 05/15/29 ..................        38,291
          MBNA America Bank
   30,000 4.625%, 08/03/09 ..................        30,651
   30,000 7.125%, 11/15/12 ..................        33,949
          MBNA Corp.
1,150,000 4.625%, 09/15/08 ..................     1,176,256
  100,000 6.125%, 03/01/13 ..................       107,496
   15,000 7.500%, 03/15/12 ..................        17,343
   20,000 McDonald's Corp.
          5.750%, 03/01/12# .................        21,520
          MeadWestvaco Corp.
   50,000 6.800%, 11/15/32 ..................        52,112
  270,000 6.850%, 04/01/12 ..................       300,763
  125,000 Mediacom Broadband LLC
          11.000%, 07/15/13 .................       133,125
   50,000 Medical Device Manufacturing, Inc.
          10.000%, 07/15/12(a) ..............        53,000
  150,000 Mellon Funding Corp.
          4.875%, 06/15/07 ..................       156,240
  125,000 MeriStar Hospitality Corp. REIT
          9.125%, 01/15/11 ..................       130,938
          Merrill Lynch & Co., Inc.
  295,000 3.375%, 09/14/07 ..................       294,807
  300,000 3.700%, 04/21/08 ..................       300,618
   25,000 4.000%, 11/15/07 ..................        25,421
  100,000 4.125%, 09/10/09 ..................       100,273
   50,000 5.000%, 02/03/14 ..................        50,070
  100,000 6.000%, 02/17/09 ..................       108,269
  300,000 6.875%, 11/15/18# .................       341,051
          MetLife, Inc.
   50,000 5.250%, 12/01/06 ..................        52,229
   25,000 5.500%, 06/15/14 ..................        25,885
   50,000 6.375%, 06/15/34 ..................        52,641
   15,000 Metropolitan Edison Co.
          4.875%, 04/01/14(a) ...............        14,761
   25,000 Metropolitan Life Global Funding I
          3.375%, 10/05/07(a) ...............        24,993
  275,000 MGM Mirage, Inc.
          6.750%, 09/01/12(a) ...............       284,625
          MidAmerican Energy Co.
   15,000 4.650%, 10/01/14 ..................        14,813
   50,000 6.750%, 12/30/31 ..................        57,204
          MidAmerican Energy Holdings Co.
   80,000 3.500%, 05/15/08# .................        78,744
   50,000 5.000%, 02/15/14 ..................        49,413
  150,000 Millennium America, Inc.
          9.250%, 06/15/08 ..................       165,375
          Mirant Americas Generation LLC
  100,000 7.625%, 05/01/06 ..................        88,500
  125,000 9.125%, 05/01/31 ..................       109,375
          Morgan Stanley
   75,000 4.750%, 04/01/14 ..................        72,606
  540,000 5.300%, 03/01/13 ..................       553,464
   25,000 5.800%, 04/01/07 ..................        26,531
  700,000 6.100%, 04/15/06 ..................       733,181
1,700,000 6.600%, 04/01/12 ..................     1,895,662
   25,000 7.250%, 04/01/32# .................        29,429
  125,000 Mueller Group, Inc.
          10.000%, 05/01/12(a) ..............       135,000
   25,000 Murphy Oil Corp.
          6.375%, 05/01/12 ..................        27,524
   50,000 Muzak LLC/Muzak Finance Corp.
          10.000%, 02/15/09 .................        44,250
2,000,000 Nabisco, Inc.
          6.850%, 06/15/05 ..................     2,056,982
   10,000 Nabors Industries, Inc.
          5.375%, 08/15/12 ..................        10,416
   50,000 Nash Finch Co.
          8.500%, 05/01/08 ..................        51,438
          National City Bank
   25,000 3.300%, 05/15/07 ..................        25,087
   50,000 4.250%, 07/01/18 ..................        45,364
   25,000 National Fuel Gas Co.
          5.250%, 03/01/13 ..................        25,603
          National Rural Utilities
          Cooperative Finance
   10,000 4.375%, 10/01/10 ..................        10,116
   10,000 4.750%, 03/01/14 ..................        10,038
  200,000 6.000%, 05/15/06 ..................       209,735
  205,000 6.500%, 03/01/07 ..................       219,954
   30,000 7.250%, 03/01/12 ..................        34,718
   70,000 8.000%, 03/01/32 ..................        90,411
  150,000 Newark Group, Inc.
          9.750%, 03/15/14(a) ...............       154,500
          Newell Rubbermaid, Inc.
   25,000 6.000%, 03/15/07# .................        26,558
   25,000 6.750%, 03/15/12 ..................        28,420
   25,000 News America Holdings
          8.000%, 10/17/16 ..................        30,566
  320,000 News America, Inc.

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2004 (Unaudited) (continued)

Principal
 Amount                                             Value
---------                                           -----
          6.625%, 01/09/08# .................       348,920
          Nextel Communications, Inc.
  125,000 6.875%, 10/31/13 ..................       130,000
  275,000 7.375%, 08/01/15 ..................       295,625
  250,000 Nextmedia Operating, Inc.
          10.750%, 07/01/11 .................       281,562
          Niagara Mohawk Power Corp.
3,050,000 7.750%, 05/15/06-10/01/08 .........     3,341,270
          Nisource Finance Corp.
   50,000 5.400%, 07/15/14 ..................        51,217
   70,000 7.625%, 11/15/05 ..................        73,556
   75,000 NMHG Holding Co.
          10.000%, 05/15/09 .................        82,500
   75,000 Nortek, Inc.
          8.500%, 09/01/14(a) ...............        78,563
   75,000 Nortel Networks Ltd.
          6.125%, 02/15/06# .................        76,500
          Northrop Grumman Corp.
  255,000 4.079%, 11/16/06 ..................       259,053
  150,000 7.750%, 02/15/31 ..................       184,699
  350,000 NRG Energy, Inc.
          8.000%, 12/15/13(a) ...............       374,937
   30,000 Nucor Corp.
          4.875%, 10/01/12# .................        30,607
  100,000 Occidental Petroleum Corp.
          6.750%, 01/15/12 ..................       113,364
   20,000 Ocean Energy, Inc.
          4.375%, 10/01/07# .................        20,435
  125,000 OMI Corp.
          7.625%, 12/01/13 ..................       128,281
          Oncor Electric Delivery Co.
  390,000 6.375%, 01/15/15 ..................       430,374
  160,000 7.000%, 09/01/22-05/01/32 .........       181,704
  125,000 Owens-Brockway Glass Container
          7.750%, 05/15/11 ..................       133,125
  125,000 Oxford Industries, Inc.
          8.875%, 06/01/11(a) ...............       135,625
   50,000 Pacific Bell
          7.125%, 03/15/26 ..................        55,437
          Pacific Gas & Electric Co.
  230,000 2.720%, 04/03/06(e) ...............       230,211
   15,000 3.600%, 03/01/09 ..................        14,825
   20,000 4.200%, 03/01/11 ..................        19,771
   25,000 4.800%, 03/01/14 ..................        24,814
  365,000 6.050%, 03/01/34 ..................       371,498
   25,000 Pactiv Corp.
          7.950%, 12/15/25# .................        30,638
   50,000 PanAmSat Corp.
          9.000%, 08/15/14(a)(c) ............        52,000
   50,000 Park Place Entertainment Corp.
          8.875%, 09/15/08 ..................        57,000
   50,000 Peco Energy Co.
          3.500%, 05/01/08 ..................        49,982
          Pemex Project Funding Master Trust
  100,000 7.375%, 12/15/14 ..................       109,000
  200,000 8.500%, 02/15/08 ..................       224,750
  250,000 8.625%, 02/01/22 ..................       284,250
   10,000 PepsiAmericas, Inc.
          3.875%, 09/12/07 ..................        10,117
  100,000 Petco Animal Supplies, Inc.
          10.750%, 11/01/11 .................       116,000
          Pfizer, Inc.
   25,000 2.500%, 03/15/07 ..................        24,738
   25,000 4.500%, 02/15/14# .................        24,999
   25,000 PHH Corp.
          7.125%, 03/01/13 ..................        28,591
          Pinnacle Foods Holding Corp.
  250,000 8.250%, 12/01/13(a) ...............       235,625
1,120,000 Pinnacle West Capital Corp.
          6.400%, 04/01/06 ..................     1,171,700
          Pioneer Natural Resources Co.
   20,000 5.875%, 07/15/16 ..................        20,871
   25,000 7.200%, 01/15/28 ..................        28,156
          Pitney Bowes, Inc.
   50,000 4.625%, 10/01/12 ..................        50,382
   25,000 4.750%, 05/15/18 ..................        24,339
   25,000 4.875%, 08/15/14 ..................        25,242
   25,000 Plains All American Pipeline LP/PAA
          Finance Corp.
          5.625%, 12/15/13 ..................        25,859
  150,000 Plains Exploration & Production
          Company
          7.125%, 06/15/14(a) ...............       160,875
  245,000 Plastipak Holdings, Inc.
          10.750%, 09/01/11 .................       273,175
   75,000 Pliant Corp.
          11.125%, 09/01/09 .................        78,000
  500,000 PNC Funding Corp.
          5.750%, 08/01/06 ..................       523,846
   25,000 Popular North America Capital Trust
          I
          6.564%, 09/15/34 ..................        25,405
          Popular North America, Inc.
  100,000 3.875%, 10/01/08 ..................        99,944
   25,000 4.700%, 06/30/09# .................        25,619
   80,000 PPL Electric Utilities Corp.
          6.250%, 08/15/09 ..................        87,617
          PPL Energy Supply LLC
   25,000 5.400%, 08/15/14 ..................        25,401
  100,000 6.400%, 11/01/11 ..................       109,439
          Praxair, Inc.
   25,000 3.950%, 06/01/13# .................        23,815
   40,000 6.375%, 04/01/12 ..................        45,005
  100,000 Prime Hospitality Corp.
          8.375%, 05/01/12 ..................       113,250
   15,000 Principal Life Income Funding
          3.200%, 04/01/09 ..................        14,635
          Procter & Gamble Co.
   25,000 4.750%, 06/15/07 ..................        26,043
   30,000 4.950%, 08/15/14 ..................        30,730
   25,000 5.800%, 08/15/34 ..................        26,129
  200,000 6.875%, 09/15/09 ..................       227,613
          Progress Energy, Inc.
   20,000 6.050%, 04/15/07 ..................        21,159

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2004 (Unaudited) (continued)

Principal
 Amount                                             Value
---------                                           -----
  150,000 6.750%, 03/01/06 ..................       157,523
   25,000 Progressive Corp.
          6.250%, 12/01/32 ..................        26,370
   30,000 Prologis REIT
          5.500%, 03/01/13 ..................        31,059
   15,000 Protective Life Secured Trust
          4.000%, 04/01/11 ..................        14,656
          Prudential Financial, Inc.
   20,000 3.750%, 05/01/08 ..................        20,207
   25,000 4.500%, 07/15/13 ..................        24,241
   50,000 5.100%, 09/20/14 ..................        50,043
   10,000 5.750%, 07/15/33# .................         9,792
          PSE&G Power LLC
   25,000 3.750%, 04/01/09 ..................        24,504
   20,000 5.000%, 04/01/14 ..................        19,500
   25,000 5.500%, 12/01/15 ..................        25,000
  150,000 7.750%, 04/15/11# .................       174,645
  100,000 PSI Energy, Inc.
          5.000%, 09/15/13# .................       100,290
          Public Service Co. of Colorado
   50,000 4.375%, 10/01/08 ..................        51,073
   35,000 7.875%, 10/01/12 ..................        42,646
          Public Service Electric & Gas Co.
   50,000 4.000%, 11/01/08 ..................        50,354
   25,000 5.000%, 08/15/14 ..................        25,292
          Pulte Homes, Inc.
   30,000 4.875%, 07/15/09 ..................        30,687
   25,000 6.375%, 05/15/33 ..................        24,579
   20,000 7.875%, 06/15/32 ..................        23,542
  300,000 Qwest Corp.
          9.125%, 03/15/12(a) ...............       330,000
  175,000 Qwest Services Corp.
          14.000%, 12/15/10(a) ..............       204,312
          R.J. Reynolds Tobacco Holdings, Inc.
  680,000 7.750%, 05/15/06 ..................       707,200
1,170,000 7.875%, 05/15/09 ..................     1,210,950
   20,000 Radian Group, Inc.
          5.625%, 02/15/13 ..................        20,875
  125,000 Radio One, Inc.
          8.875%, 07/01/11 ..................       137,813
  150,000 Radnor Holdings, Inc.
          11.000%, 03/15/10# ................       126,000
          Raytheon Co.
  100,000 4.850%, 01/15/11 ..................       102,657
   80,000 5.375%, 04/01/13# .................        83,176
   10,000 5.500%, 11/15/12# .................        10,474
   15,000 6.000%, 12/15/10 ..................        16,438
   50,000 6.400%, 12/15/18 ..................        54,450
  400,000 6.750%, 08/15/07 ..................       437,488
          RBS Capital Trust I
   25,000 5.512%, 09/30/14(e)(m) ............        25,351
  100,000 6.425%, 01/03/34(e)(m) ............       101,999
   10,000 Regency Centers LP
          6.750%, 01/15/12 ..................        11,115
   50,000 Regions Bank
          2.900%, 12/15/06 ..................        49,820
   30,000 Regions Financial Corp.
          6.375%, 05/15/12 ..................        33,242
  275,000 Reliant Resources, Inc.
          9.500%, 07/15/13 ..................       298,719
   25,000 Republic Services, Inc.
          6.750%, 08/15/11 ..................        28,026
          Resolution Performance Products
          LLC/RPP Capital Corp.
  175,000 8.000%, 12/15/09 ..................       180,687
   75,000 9.500%, 04/15/10 ..................        77,438
  125,000 RH Donnelley Finance Corp. I
          10.875%, 12/15/12(a) ..............       151,562
   25,000 Rio Tinto Finance USA Ltd.
          2.625%, 09/30/08 ..................        24,021
  150,000 Rite Aid Corp.
          6.125%, 12/15/08(a) ...............       140,250
   50,000 Rouse Co. REIT
          3.625%, 03/15/09# .................        46,683
  100,000 Royal KPN NV
          8.000%, 10/01/10 ..................       118,917
   60,000 Safeco Corp.
          4.875%, 02/01/10 ..................        61,941
          Safeway, Inc.
   50,000 4.950%, 08/16/10 ..................        50,765
1,325,000 7.250%, 02/01/31# .................     1,472,740
  100,000 Saks, Inc.
          7.375%, 02/15/19 ..................       100,000
          Sara Lee Corp.
   25,000 6.125%, 11/01/32 ..................        26,694
   50,000 6.250%, 09/15/11 ..................        55,552
1,000,000 SB Treasury Co. LLC
          9.400%, 06/30/08(a)(e)(m) .........     1,176,788
  200,000 SBA Communications Corp.
          10.250%, 02/01/09# ................       214,000
  200,000 SBA Telecommunications, Inc.
          9.750%, 12/15/07(h) ...............       162,000
  200,000 Sbarro, Inc.
          11.000%, 09/15/09# ................       187,000
          SBC Communications, Inc.
   50,000 5.625%, 06/15/16 ..................        51,097
  500,000 5.750%, 05/02/06 ..................       522,055
   50,000 6.450%, 06/15/34 ..................        51,193
          Schering-Plough Corp.
   40,000 5.300%, 12/01/13 ..................        41,395
   30,000 6.500%, 12/01/33 ..................        32,483
  125,000 Seagate Technology Holdings
          8.000%, 05/15/09# .................       133,125
  150,000 Sealy Mattress Co.
          8.250%, 06/15/14 ..................       151,125
   50,000 Sempra Energy
          4.750%, 05/15/09 ..................        51,627
  100,000 Sequa Corp.
          9.000%, 08/01/09 ..................       110,000
          Simon Property Group LP REIT
   75,000 4.875%, 03/18/10-08/15/10 .........        76,292
  100,000 6.375%, 11/15/07 ..................       108,150
  150,000 SITEL Corp.

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2004 (Unaudited) (continued)

Principal
 Amount                                             Value
---------                                           -----
          9.250%, 03/15/06 ..................       150,000
   75,000 Six Flags, Inc.
          9.750%, 04/15/13 ..................        70,875
          SLM Corp.
  830,000 3.780%, 04/01/09(e) ...............       833,129
  200,000 5.375%, 05/15/14 ..................       205,872
   50,000 5.625%, 04/10/07 ..................        52,625
   60,000 Sonat, Inc.
          7.625%, 07/15/11 ..................        59,100
   50,000 South Carolina Electric & Gas
          5.300%, 05/15/33 ..................        47,794
   40,000 Southern California Edison Co.
          6.000%, 01/15/34 ..................        41,572
   50,000 Southern California Gas Co.
          4.375%, 01/15/11 ..................        50,506
  100,000 Southern Co. Capital Funding, Inc.
          5.300%, 02/01/07# .................       105,671
   60,000 Southern Natural Gas Co.
          8.000%, 03/01/32 ..................        61,950
   20,000 Southern Union Co.
          7.600%, 02/01/24 ..................        22,659
   25,000 SouthTrust Corp.
          5.800%, 06/15/14 ..................        26,582
   30,000 Southwest Airlines Co.
          5.496%, 11/01/06 ..................        31,020
   25,000 SpectraSite, Inc.
          8.250%, 05/15/10 ..................        26,875
          Sprint Capital Corp.
1,880,000 6.000%, 01/15/07 ..................     1,990,010
  100,000 6.875%, 11/15/28 ..................       104,889
  100,000 7.125%, 01/30/06 ..................       105,446
1,295,000 8.375%, 03/15/12# .................     1,568,421
   50,000 8.750%, 03/15/32 ..................        63,460
   50,000 St. Paul Cos.
          8.125%, 04/15/10 ..................        59,380
  175,000 Starwood Hotels & Resorts Worldwide
          7.875%, 05/01/12 ..................       197,969
  225,000 Stone Container Corp.
          9.750%, 02/01/11 ..................       249,187
  250,000 Stone Energy Corp.
          8.250%, 12/15/11 ..................       269,375
   50,000 Sumitomo Mitsui Banking Corp.
          8.000%, 06/15/12 ..................        60,135
          SunTrust Banks, Inc
   50,000 5.450%, 12/01/17 ..................        51,682
  135,000 7.250%, 09/15/06 ..................       145,598
          SunTrust Banks, Inc.
   50,000 3.625%, 10/15/07 ..................        50,263
   25,000 4.000%, 10/15/08 ..................        25,339
   30,000 SUPERVALU, Inc.
          7.500%, 05/15/12# .................        34,865
   75,000 Swift & Co.
          10.125%, 10/01/09 .................        82,313
  150,000 Swift Energy Co.
          9.375%, 05/01/12 ..................       168,000
  400,000 Swiss Bank Corp. NY
          7.500%, 07/15/25 ..................       483,213
  125,000 Sybron Dental Specialties, Inc.
          8.125%, 06/15/12 ..................       135,313
          Target Corp.
  520,000 4.000%, 06/15/13 ..................       497,249
   30,000 5.400%, 10/01/08 ..................        31,897
  200,000 5.500%, 04/01/07 ..................       211,609
   50,000 7.000%, 07/15/31 ..................        59,584
1,560,000 TCI Communications Finance
          9.650%, 03/31/27 ..................     1,826,852
          Tekni-Plex, Inc.
  150,000 8.750%, 11/15/13(a) ...............       142,500
   25,000 12.750%, 06/15/10# ................        20,875
  800,000 Tele-Communications-TCI Group
          7.875%, 08/01/13 ..................       936,398
   25,000 Temple-Inland, Inc.
          7.875%, 05/01/12 ..................        29,526
          Tenet Healthcare Corp.
   75,000 6.875%, 11/15/31 ..................        59,437
  490,000 7.375%, 02/01/13# .................       460,600
   25,000 9.875%, 07/01/14(a) ...............        26,125
   10,000 Tennessee Gas Pipeline Co.
          8.375%, 06/15/32 ..................        10,700
  250,000 Terex Corp.
          10.375%, 04/01/11 .................       282,500
   25,000 Texaco Capital, Inc.
          9.750%, 03/15/20 ..................        36,907
   25,000 Texas Gas Transmission LLC
          4.600%, 06/01/15 ..................        24,040
          Textron Financial Corp.
1,800,000 2.750%, 06/01/06 ..................     1,791,400
   80,000 6.000%, 11/20/09 ..................        88,000
   25,000 Textron, Inc.
          4.500%, 08/01/10 ..................        25,402
  100,000 The Mony Group, Inc.
          8.350%, 03/15/10 ..................       118,578
   20,000 The Rouse Co. REIT
          7.200%, 09/15/12 ..................        21,491
   10,000 Time Warner Entertainment Co. LP
          8.375%, 07/15/33 ..................        12,241
          Time Warner, Inc.
   80,000 6.875%, 05/01/12 ..................        89,254
  100,000 9.125%, 01/15/13# .................       125,204
  150,000 9.150%, 02/01/23 ..................       193,316
   75,000 Titan Corp.
          8.000%, 05/15/11 ..................        78,000
   25,000 Toyota Motor Credit Corp.
          5.500%, 12/15/08 ..................        26,748
  200,000 Transocean, Inc.
          6.625%, 04/15/11# .................       223,338
   89,000 TRW Automotive, Inc.
          9.375%, 02/15/13 ..................       101,683
   50,000 TXU Corp.
          6.375%, 06/15/06 ..................        52,566
  260,000 TXU Energy Co. LLC
          2.838%, 01/17/06(a)(c)(e) .........       260,623
          Tyson Foods, Inc.
   20,000 7.250%, 10/01/06 ..................        21,448

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2004 (Unaudited) (continued)

Principal
 Amount                                             Value
---------                                           -----
   70,000 8.250%, 10/01/11 ..................        82,960
          Ubiquitel Operating Co.
  100,000 9.875%, 03/01/11(a) ...............       104,125
  150,000 14.000%, 04/15/05(a)(h) ...........       157,875
  125,000 UFJ Bank Ltd.
          7.400%, 06/15/11# .................       143,895
   50,000 Unilever Capital Corp.
          5.900%, 11/15/32 ..................        51,812
   15,000 Union Electric Co.
          5.100%, 10/01/19 ..................        14,939
   65,000 Union Oil Co. of California
          5.050%, 10/01/12 ..................        66,198
          Union Pacific Corp.
1,025,000 3.625%, 06/01/10 ..................       988,045
   20,000 5.375%, 05/01/14 ..................        20,170
1,650,000 5.404%, 07/02/25 ..................     1,700,094
   10,000 6.500%, 04/15/12 ..................        11,080
  200,000 6.700%, 12/01/06 ..................       214,196
   50,000 Union Planters Bank NA
          5.125%, 06/15/07 ..................        52,682
   25,000 Union Planters Corp.
          4.375%, 12/01/10 ..................        25,099
   25,000 UnionBancal Corp.
          5.250%, 12/16/13 ..................        25,528
  225,000 United Industries Corp.
          9.875%, 04/01/09 ..................       235,125
          United Technologies Corp.
   50,000 4.875%, 11/01/06 ..................        51,968
   50,000 7.500%, 09/15/29 ..................        62,842
          UnitedHealth Group, Inc.
   25,000 3.375%, 08/15/07 ..................        25,033
   10,000 3.750%, 02/10/09 ..................         9,912
1,875,000 4.125%, 08/15/09 ..................     1,888,485
   10,000 4.750%, 02/10/14# .................         9,962
   30,000 4.875%, 04/01/13 ..................        30,385
   50,000 5.000%, 08/15/14 ..................        50,619
          Univision Communications, Inc.
   50,000 2.875%, 10/15/06 ..................        49,459
   50,000 3.875%, 10/15/08 ..................        49,787
          US Bancorp
  300,000 3.125%, 03/15/08 ..................       295,337
  330,000 6.750%, 10/15/05 ..................       343,241
          US Bank National Association
   10,000 3.750%, 02/06/09 ..................         9,980
   50,000 6.300%, 02/04/14# .................        55,554
  125,000 US Unwired, Inc.
          10.000%, 06/15/12 .................       129,688
          Valero Energy Corp.
1,260,000 4.750%, 06/15/13 ..................     1,234,237
  100,000 6.875%, 04/15/12 ..................       112,596
   85,000 7.500%, 04/15/32 ..................        99,375
   50,000 Valspar Corp.
          6.000%, 05/01/07 ..................        53,111
  100,000 Venetian Casino Resort LLC
          11.000%, 06/15/10 .................       115,750
  100,000 Verizon Florida, Inc.
          6.125%, 01/15/13 ..................       106,710
          Verizon Global Funding Corp.
   50,000 4.000%, 01/15/08 ..................        50,766
  555,000 6.875%, 06/15/12 ..................       629,112
  200,000 7.250%, 12/01/10 ..................       230,604
  200,000 7.750%, 12/01/30 ..................       239,524
  100,000 Verizon Maryland, Inc.
          6.125%, 03/01/12 ..................       107,661
   30,000 Verizon New England, Inc.
          6.500%, 09/15/11 ..................        33,094
          Viacom, Inc.
  555,000 5.625%, 05/01/07-08/15/12# ........       584,223
  125,000 Vicar Operating, Inc.
          9.875%, 12/01/09 ..................       138,125
          Virginia Electric & Power Co.
  200,000 4.750%, 03/01/13 ..................       199,183
   25,000 5.375%, 02/01/07 ..................        26,151
  100,000 Vodafone Group Plc.
          7.875%, 02/15/30 ..................       126,255
   50,000 Wachovia Bank National Association
          5.000%, 08/15/15# .................        50,289
          Wachovia Corp.
  350,000 3.500%, 08/15/08# .................       348,933
   40,000 3.625%, 02/17/09 ..................        39,688
   30,000 4.875%, 02/15/14 ..................        29,898
   50,000 5.250%, 08/01/14 ..................        51,112
          Wal-Mart Stores, Inc.
  350,000 4.125%, 02/15/11 ..................       350,515
  100,000 4.550%, 05/01/13# .................       100,697
  500,000 6.875%, 08/10/09 ..................       567,054
          Walt Disney Co.
  275,000 6.375%, 03/01/12 ..................       302,985
   15,000 7.000%, 03/01/32 ..................        16,829
  200,000 Warner-Lambert Co.
          6.000%, 01/15/08 ..................       216,566
  250,000 Washington Mutual Bank
          6.875%, 06/15/11 ..................       282,631
  200,000 Washington Mutual Financial Corp.
          6.250%, 05/15/06 ..................       210,881
          Washington Mutual, Inc.
   50,000 4.000%, 01/15/09# .................        50,058
   25,000 4.375%, 01/15/08 ..................        25,591
          Waste Management, Inc.
   10,000 5.000%, 03/15/14# .................        10,014
  100,000 6.500%, 11/15/08 ..................       109,624
1,480,000 7.000%, 07/15/28 ..................     1,637,891
  950,000 7.375%, 08/01/10-05/15/29 .........     1,091,773
   30,000 7.750%, 05/15/32 ..................        36,382
   20,000 Weingarten Realty Investments REIT
          4.857%, 01/15/14 ..................        19,715
1,350,000 Wellpoint Health Networks, Inc.
          6.375%, 01/15/12# .................     1,490,108
          Wells Fargo & Co.
   15,000 4.625%, 04/15/14 ..................        14,844
  600,000 5.900%, 05/21/06# .................       630,217
   30,000 Wells Fargo Capital I
          7.960%, 12/15/26 ..................        33,986
   81,000 Westlake Chemical Corp.

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2004 (Unaudited) (continued)

Principal
 Amount                                                       Value
 ------                                                       -----
            8.750%, 07/15/11 .......................           90,923
            Weyerhaeuser Co.
   150,000  5.950%, 11/01/08 .......................          161,396
    30,000  6.125%, 03/15/07 .......................           31,935
    50,000  6.750%, 03/15/12 .......................           56,069
    30,000  7.375%, 03/15/32 .......................           34,425
            Williams Cos., Inc.
   150,000  7.625%, 07/15/19 .......................          164,250
 1,000,000  7.750%, 06/15/31 .......................        1,015,000
   200,000  7.875%, 09/01/21 .......................          222,000
   165,000  8.750%, 03/15/32 .......................          184,387
    50,000  Winsloew Furniture, Inc.
            12.750%, 08/15/07 ......................           41,250
    30,000  Wisconsin Electric Power
            4.500%, 05/15/13 .......................           29,643
 1,315,000  WMC Financial USA Ltd.
            5.125%, 05/15/13 .......................        1,324,577
    10,000  World Savings Bank FSB
            4.500%, 06/15/09 .......................           10,246
            Wyeth
 2,025,000  5.500%, 03/15/13-02/01/14 ..............        2,065,447
    25,000  XL Capital Ltd.
            5.250%, 09/15/14 .......................           25,093
            XTO Energy, Inc.
    25,000  5.000%, 01/31/15(a) ....................           24,842
   325,000  7.500%, 04/15/12 .......................          381,806
            Zions Bancorp.
    25,000  5.650%, 05/15/14 .......................           25,923
    25,000  6.000%, 09/15/15 .......................           26,568
                                                          -----------
                                                          180,606,988
                                                          -----------
TOTAL U.S. CORPORATE OBLIGATIONS
  (Cost $230,410,017) ..............................      239,121,406
                                                          -----------

Shares                                                       Value
------                                                       -----
COMMON STOCKS -- 0.2%

COMPUTERS & INFORMATION -- 0.1%
       880  Globix Corp.#* .........................                2
     5,784  NTL, Inc.#* ............................          359,013
                                                          -----------
                                                              359,015
                                                          -----------

TELECOMMUNICATIONS -- 0.1%
    13,803  Spectrasite, Inc.#* ....................          641,840
    10,002  Telewest Global, Inc.#* ................          116,223
                                                          -----------
                                                              758,063
                                                          -----------
MULTIMEDIA -- 0.0%
    20,205  UnitedGlobalCom, Inc.#* ................          150,931
                                                          -----------
TOTAL COMMON STOCKS
   (Cost $1,049,720) ...............................        1,268,009
                                                          -----------
PREFERRED STOCKS -- 0.0%
       226  Alamosa Holdings, Inc ..................          132,605
                                                          -----------
TOTAL PREFERRED STOCKS
   (Cost $64,410) ..................................          132,605
                                                          -----------
WARRANTS -- 0.0%

       115  American Tower Escrow Corp.(a) .........           21,678
                                                          -----------
TOTAL WARRANTS
   (Cost $7,954) ...................................           21,678
                                                          -----------

Principal
 Amount                                                      Value
 ------                                                      -----
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 58.1%

U.S. GOVERNMENT AGENCY MORTGAGE
  BACKED OBLIGATIONS -- 27.6%
            Federal Home Loan Mortgage Corp.
 $6,500,000  4.500%, TBA ...........................      $ 6,473,597
 11,175,232  5.000%, 07/01/33-05/01/34 .............       11,085,208
 22,147,950  5.500%, 04/01/16-05/01/34 .............       22,542,344
  6,744,018  6.000%, 05/01/16-03/01/34 .............        7,022,805
  5,464,020  6.500%, 05/01/29-TBA ..................        5,734,085
  2,808,772  7.000%, 04/01/29-12/01/33 .............        2,980,683
    533,610  7.500%, 09/01/29-05/01/31 .............          572,774
    377,882  8.000%, 07/01/30-05/01/31 .............          410,948
             Federal Home Loan PC
  2,948,707  4.500%, 12/01/18-06/01/19 .............        2,941,040
  4,383,077  5.000%, 02/01/19-07/01/19 .............        4,457,525
             Federal National Mortgage
             Association
  1,000,000  3.460%, 06/25/43 ......................        1,000,292
  2,158,015  3.750%, 05/25/30 ......................        2,129,856
  1,990,438  4.000%, 05/01/19 ......................        1,942,286
 17,503,948  4.500%, 06/01/18-TBA ..................       17,403,662
  3,225,000  4.710%, 09/25/43 ......................        3,268,090
 21,086,793  5.000%, 01/01/19-TBA ..................       21,041,818
 33,901,058  5.500%, 01/01/18-TBA ..................       34,649,259
 21,266,044  6.000%, 08/01/16-TBA ..................       22,024,333
  7,682,272  6.500%, 05/01/16-TBA ..................        8,076,279
  6,838,578  7.000%, 01/01/28-11/01/32 .............        7,259,350
    974,362  7.500%, 10/01/15-03/01/31 .............        1,042,936
    472,661  8.000%, 07/01/25 ......................          518,556
    100,696  8.500%, 12/01/26-07/01/27 .............          110,563
             Government National Mortgage
             Association
 22,505,736  5.000%, 07/15/33-11/15/33 .............       22,449,999
  3,090,809  5.500%, 02/15/33-04/15/34 .............        3,150,643
 11,246,504  6.000%, 12/15/31-04/15/33 .............       11,678,907
  5,630,983  6.500%, 08/15/28-11/15/32 .............        5,948,594
  1,108,695  7.000%, 01/15/23-04/15/29 .............        1,186,577
    642,958  7.500%, 10/15/22-09/15/29 .............          695,169
    160,283  8.000%, 10/15/29-07/15/30 .............          175,008
                                                          -----------
                                                          229,973,186
                                                          -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS
  -- 5.9%
             Federal Farm Credit Bank
    150,000  2.500%, 11/15/05 ......................          150,138
    100,000  3.000%, 04/15/08 ......................           99,031
    100,000  3.250%, 06/15/07 ......................          100,335
             Federal Home Loan Bank System
  1,000,000  2.375%, 02/15/06 ......................          997,157
    100,000  2.625%, 02/16/07 ......................           98,895
     25,000  3.000%, 10/19/06 ......................           25,020

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2004 (Unaudited) (continued)

Principal
  Amount                                                      Value
  ------                                                      -----

 1,290,000  3.625%, 11/14/08# ......................        1,295,446
   500,000  3.750%, 08/18/09 .......................          500,032
   750,000  3.875%, 12/15/04 .......................          753,000
   500,000  4.500%, 09/16/13 .......................          499,431
    50,000  5.375%, 08/15/18 .......................           53,159
             Federal Home Loan Mortgage Corp.
    25,000  1.850%, 03/03/06 .......................           24,744
    20,000  2.000%, 02/28/06-04/12/06 ..............           19,829
   100,000  2.010%, 01/27/06 .......................           99,345
    50,000  2.150%, 02/17/06 .......................           49,735
    20,000  2.300%, 01/20/06 .......................           19,946
 1,100,000  2.375%, 05/19/06-02/15/07 ..............        1,086,377
    30,000  2.400%, 03/29/07 .......................           29,567
    60,000  2.530%, 05/03/06 .......................           59,891
   200,000  2.625%, 07/21/06 .......................          199,511
    50,000  2.700%, 03/16/07 .......................           49,651
 1,000,000  2.750%, 03/15/08# ......................          982,685
 2,500,000  2.810%, 02/02/06 .......................        2,509,290
   100,000  2.850%, 02/23/07 .......................           99,190
    15,000  2.875%, 09/18/07 .......................           14,883
   110,000  3.000%, 03/28/07-08/27/07 ..............          109,403
   100,000  3.050%, 01/19/07 .......................          100,102
   250,000  3.125%, 12/16/08 .......................          245,673
   100,000  3.250%, 12/15/06 .......................           99,251
    60,000  3.375%, 08/23/07 .......................           59,960
    50,000  3.500%, 03/24/08 .......................           50,198
   100,000  3.875%, 01/12/09 .......................           99,844
   200,000  4.000%, 10/29/07# ......................          200,273
   100,000  4.125%, 02/24/11# ......................           98,417
   170,000  4.250%, 05/04/09-05/22/13# .............          168,657
   780,000  4.500%, 01/15/13-04/02/14# .............          782,653
   150,000  4.750%, 10/11/12# ......................          149,375
 1,000,000  4.875%, 11/15/13# ......................        1,024,367
   100,000  5.000%, 01/30/14 .......................          100,098
 1,625,000  5.125%, 10/15/08-03/10/14 ..............        1,659,935
   100,000  5.200%, 03/05/19 .......................           98,116
   800,000  5.250%, 01/15/06# ......................          827,698
 1,425,000  5.500%, 07/15/06-08/20/19 ..............        1,501,653
   700,000  6.000%, 06/15/11-02/26/19 ..............          764,197
   400,000  6.250%, 07/15/32# ......................          451,104
    60,000  6.500%, 06/14/24 .......................           61,989
 2,000,000  6.783%, 08/18/05 .......................        2,079,304
 3,000,000  6.875%, 09/15/10# ......................        3,451,302
             Federal National Mortgage
             Association
 2,500,000  2.000%, 01/15/06# ......................        2,484,563
   390,000  2.375%, 12/15/05-02/15/07 ..............          386,838
    50,000  2.810%, 09/28/06 .......................           49,906
 1,500,000  3.000%, 08/15/07 .......................        1,493,586
   375,000  3.125%, 07/15/06-03/16/09# .............          373,715
   500,000  3.375%, 12/15/08# ......................          496,159
   100,000  3.660%, 02/25/09 .......................           99,881
   120,000  3.750%, 05/17/07# ......................          120,616
   200,000  4.150%, 09/10/09 .......................          200,330
    10,000  4.375%, 05/26/09 .......................           10,124
    10,000  4.650%, 06/24/09 .......................           10,163
 1,800,000  5.250%, 04/15/07 .......................        1,897,553
 6,100,000  5.500%, 02/15/06-07/18/12# .............        6,340,791
    50,000  6.000%, 04/30/19 .......................           50,038
 5,400,000  6.250%, 02/01/11# ......................        5,961,956
 3,100,000  6.625%, 09/15/09-11/15/30# .............        3,496,400
 1,000,000  7.250%, 05/15/30# ......................        1,254,414
   800,000  Financing Corp. Fico
            0.000%, 11/30/17(g) ....................          408,827
            Tennessee Valley Authority
   100,000  6.150%, 01/15/38 .......................          108,392
    50,000  6.250%, 12/15/17 .......................           56,243
   100,000  6.750%, 11/01/25 .......................          118,395
                                                          -----------
                                                           49,418,747
                                                          -----------
U.S. TREASURY BONDS -- 3.9%
            United States Treasury Bonds
 2,800,000  5.250%, 11/15/28-02/15/29# .............        2,914,583
 3,695,000  5.375%, 02/15/31# ......................        3,958,269
 1,500,000  6.000%, 02/15/26# ......................        1,710,175
 2,000,000  6.125%, 11/15/27# ......................        2,321,876
 4,950,000  6.250%, 08/15/23-05/15/30# .............        5,826,222
 5,400,000  7.250%, 05/15/16-08/15/22# .............        6,855,171
 1,340,000  8.000%, 11/15/21# ......................        1,841,924
 3,850,000  8.125%, 08/15/19-08/15/21# .............        5,284,127
   150,000  10.375%, 11/15/12# .....................          182,695
   800,000  12.000%, 08/15/13# .....................        1,056,282
   400,000  13.250%, 05/15/14 ......................          568,625
                                                          -----------
                                                           32,519,949
                                                          -----------
U.S. TREASURY NOTES -- 17.8%
            United States Treasury Notes
   700,000  1.500%, 07/31/05-03/31/06# .............          695,409
 5,565,000  1.625%, 01/31/05-02/28/06# .............        5,512,756
 2,735,000  1.875%, 11/30/05-01/31/06 ..............        2,721,554
 7,000,000  2.125%, 10/31/04# ......................        7,002,737
 1,420,000  2.250%, 04/30/06-02/15/07 ..............        1,405,712
   975,000  2.375%, 08/15/06-08/31/06# .............          971,763
 1,388,000  2.500%, 05/31/06-09/30/06# .............        1,386,175
13,270,000  2.625%, 11/15/06-03/15/09# .............       13,141,428
 6,630,000  2.750%, 06/30/06-07/31/06# .............        6,657,379
 2,810,000  3.000%, 11/15/07-02/15/09# .............        2,794,759
   500,000  3.125%, 09/15/08# ......................          499,609
 3,100,000  3.250%, 08/15/07-08/15/08# .............        3,127,310
 6,570,000  3.375%, 11/15/08-09/15/09# .............        6,606,800
 5,760,000  3.500%, 11/15/06-08/15/09# .............        5,842,535
 5,705,000  3.625%, 07/15/09# ......................        5,774,082
30,805,000  4.000%, 06/15/09-02/15/14# .............       31,015,047
 8,255,000  4.250%, 08/15/13-08/15/14# .............        8,355,972
 2,600,000  4.375%, 05/15/07-08/15/12# .............        2,686,700
   530,000  4.625%, 05/15/06# ......................          548,322
 1,710,000  4.750%, 11/15/08-05/15/14# .............        1,811,466
 5,685,000  4.875%, 02/15/12# ......................        6,058,522
10,200,000  5.000%, 02/15/11-08/15/11# .............       10,962,410
 1,000,000  5.500%, 02/15/08-05/15/09# .............        1,087,656
 1,650,000  5.750%, 11/15/05-08/15/10# .............        1,751,786
 5,000,000  6.500%, 02/15/10# ......................        5,737,110
 1,000,000  6.875%, 05/15/06# ......................        1,070,156
12,100,000  7.000%, 07/15/06# ......................       13,041,525
                                                         ------------
                                                          148,266,680

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2004 (Unaudited) (continued)

Principal
  Amount                                                      Value
  ------                                                      -----
U.S. TREASURY PRINCIPAL STRIP --
  2.9%
            United States Treasury Inflation
            Indexed Bonds
    402,199 1.875%, 07/15/13(d)# ...................          409,033
  1,172,499 2.000%, 01/15/14-07/15/14(d)# ..........        1,199,127
  1,055,082 2.375%, 01/15/25(d) ....................        1,099,140
  5,538,272 3.375%, 01/15/07-01/15/12(d) ...........        5,947,441
  7,693,996 3.625%, 04/15/28(d)# ...................        9,762,357
  3,379,172 3.875%, 01/15/09-04/15/29(d)# ..........        4,206,365
  1,677,442 4.250%, 01/15/10(d)# ...................        1,946,816
                                                        -------------
                                                           24,570,279
                                                        -------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (Cost $475,078,540) ...............................      484,748,841
                                                        -------------
MUNICIPALS -- 0.0%
     50,000 Oregon School Boards Association,
            Rev.Bond (FSA)
            5.528%, 06/30/28 .......................           50,846
            State of Illinois G.O
     50,000 4.950%, 06/01/23 .......................           48,053
     50,000 5.100%, 06/01/33 .......................           47,627
            State of Oregon G.O
     50,000 5.762%, 06/01/23 .......................           51,876
    100,000 5.892%, 06/01/27 .......................          106,038
     50,000 State of Wisconsin, Rev. Bond,
            Ser.A (FSA)
            5.700%, 05/01/26 .......................           51,828
                                                        -------------
TOTAL MUNICIPALS
 (Cost $334,419) ...................................          356,268
                                                        -------------
CALL OPTION -- 0.0%
     17,500 Eurodollar Futures Strike 96.5
            0.000%, 12/10/04 .......................            6,869
                                                        -------------
TOTAL CALL OPTION
 (Cost $6,598) .....................................            6,869
                                                        -------------
PURCHASED OPTIONS -- 0.0%
     50,000 Eurodollar Futures Put Strike 97.5
            0.000%, 03/14/05 .......................            9,375
    215,000 Eurodollar Futures Put Strike
            97.75
            0.000%, 03/14/05 .......................           75,787
                                                        -------------
TOTAL PURCHASED OPTIONS
  (Cost $66,217) ...................................           85,162
                                                        -------------
SHORT TERM INVESTMENTS -- 36.3%
CASH EQUIVALENTS -- 0.0%
    400,000 Federal National Mortgage
            Association
            0.000%, 04/01/05(g)(i) .................          396,036
                                                        -------------
COMMERCIAL PAPER -- 5.0%
  5,000,000 Barton Capital Corp.
            1.772%, 10/18/04(f) ....................        4,995,821
  5,000,000 DaimlerChrysler NA Holding Corp.
            1.830%, 10/14/04(f) ....................        4,996,696
  5,000,000 Four Winds Funding Corp.
            1.820%, 10/14/04(f) ....................        4,996,714
  2,020,000 Hannover Funding Co.
            1.740%, 10/13/04(f) ....................        2,018,828
  5,000,000 Liberty Street Funding Corp.
            0.000%, 10/20/04(f) ....................        4,995,329
  6,898,000 Regency Markets Number 1 LLC
            1.750%, 10/14/04(f) ....................        6,893,641
  5,654,000 Tasman Funding, Inc.
            1.750%, 10/13/04(f) ....................        5,650,702
  7,525,000 Victory Receivable Corp.
            1.740%, 10/14/04(f) ....................        7,520,272
                                                        -------------
                                                           42,068,003
                                                        -------------
MUTUAL FUNDS -- 2.0%
 16,451,987 Goldman Sachs Prime Obligations
            Fund 1.51%(f)(k) .......................       16,451,987
                                                        -------------
COLLATERAL FOR SECURITIES ON LOAN  --
  23.4%
195,267,511 State Street Navigator Securities
            Lending Prime Portfolio, 1.63
            %(b)(k)(l) .............................      195,267,511
                                                        -------------
REPURCHASE AGREEMENT -- 5.9%
 49,300,000 Deutsche Bank Repurchase Agreement
            1.890%, 10/01/04(j) ....................       49,300,000
                                                        -------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $303,483,537) ...............................      303,483,537
                                                        -------------
TOTAL INVESTMENTS -- 128.7%
 (Cost $1,053,662,379)                                  1,074,878,910

Other assets in excess of
 liabilities -- (28.7)%                                  (239,984,325)
                                                        -------------
TOTAL NET ASSETS -- 100.0%                              $ 834,894,585
                                                        =============

NOTES TO THE PORTFOLIO OF INVESTMENTS:
FSA           - Insured by the Financial Security Assurance Co.
GO            - General Obligation
REIT          - Real Estate Investment Trust
TBA           - Delayed Delivery Transaction (Total cost $45,290,880)
Yankee-Dollar - U.S. Dollar denominated bonds issued by non-U.S. companies or foreign governments and traded on an exchange in the U.S.

* -        Non-income producing security.

# - Represents security, or portion there of, on loan as of June 30, 2004.

(a) - 144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(b) - Represents security purchased with cash collateral for securities on loan.

(c) -      Security is fair valued.

(d) - Represents a Treasury Inflation - Protected Security (TIPS). The interest and redemption payments for TIPS are tied to inflation as measured by the Consumer Price Index (CPI).

(e) - The rates shown on variable rate securities reflect the current interest rates in effect at June 30, 2004 , and are subject to change based on the terms of the security, including varying reset dates.

(f) - All or a portion of these securities have been pledged to cover collateral requirements for delayed delivery transactions.

(g) -      Security is a zero coupon bond.

(h) - Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(i) -- All or a portion of these securities have been pledged to cover collateral requirements for open futures.

(j) -- Repurchase agreement dated 9/30/04, due 10/1/04 with a repurchase value of $49,302,588. Collateralized by $50,310,000 Federal Home Loan Bank 2.17% due 7/03/18. The aggregate market value, including accrued interest, of the collateral was $50,576,867.

(k) --     Rate quoted represents the seven day yield of the Fund.

(l) --     Indicates an affiliated issuer.

(m)- Perpetual Maturity. Maturity date presented represents the next call date.

(n)- At September 30, 2004, the cost of securities for Federal income tax purposes for the Fund was substantially similar.

AS OF SEPTEMBER 30, 2004, THE DIVERSIFIED BOND FUND HAD THE FOLLOWING FUTURES CONTRACTS OUTSTANDING:

                                                                                                                      Unrealized
Number of                                                                                                            Apprection/De
Contracts   Face Value           Underlying Securities          Expiration Date    Notional Cost   Notional Value      preciation
---------   ----------           ---------------------          ---------------    -------------   --------------      ----------
     Long Position
----------------------
   184      46,000,000            EuroDollar Futures                Sep-2005         44,578,045      44,615,400          37,355
   15        1,500,000    U.S. Treasury Note 10 Year Futures        Dec-2004          1,690,090       1,689,375            (715)
   219      21,900,000     U.S. Treasury Note 5 Year Futures        Dec-2004         24,235,837      24,254,250          18,413
                                                                                                                        -------
                                                                                                                         55,053
                                                                                                                        =======
     Short Position
----------------------
   48       12,000,000            EuroDollar Futures                Mar-2005         11,708,097      11,692,800          15,297
   91        9,100,000        U.S. Treasury Bond Futures            Dec-2004         10,167,592      10,211,906         (44,314)
                                                                                                                        -------
                                                                                                                        (29,017)
                                                                                                                        =======

OPTIONS WRITTEN:
At Setpember 30, 2004 the Fund had the following written options contracts open.

                                                      EXERCISE  EXPIRATION
           DESCRIPTION                  CONTRACTS      PRICE      MONTH         U.S. $ VALUE
           -----------                  ---------      -----      -----         ------------
CALL OPTIONS:

U.S. Treasury Notes 10 year Futures         28          113       Nov.'04         (27,125)
U.S. Treasury Notes 10 year Futures         75          114       Nov.'04         (43,359)
U.S. Treasury Notes 10 year Futures         31          114       Feb.'05         (34,875)
U.S. Treasury Notes 10 year Futures         25          116       Feb.'05         (14,844)

EuroDollar 90 Day Midcurve Futures          20         96.75      Sep.'05         (25,000)
                                                                                 --------
                                                                                 (145,203)
PUT OPTIONS:

U.S. Treasury Notes 10 year Futures         28          109       Nov.'04          (4,375)
U.S. Treasury Notes 10 year Futures         29          112       Nov.'04         (24,922)
U.S. Treasury Notes 5 year Futures          13          109       Nov.'04          (2,437)
U.S. Treasury Notes 5 year Futures           1         110.5      Oct.'04            (359)
U.S. Treasury Notes 5 year Futures          38          109       Feb.'05         (35,031)
U.S. Treasury Bond Futures                  60          109       Nov.'04         (30,000)

EuroDollar 1Yr Midcurve Futures              6         96.5       Dec.'05          (2,138)
                                                                                 --------
                                                                                  (99,262)
                                                                                 ========
                                                                                 (244,465)

(premium received $249, 824)

--------------------------------------------------------------------------------
INVESTMENTS BY COUNTRY
CitiStreet Funds, Inc./International Stock Fund/September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                          Percentage of
COUNTRY                                     Net Assets
-------                                   -------------
United Kingdom                                 22.6%
Japan                                          20.3
France                                         12.2
Switzerland                                     7.5
Netherlands                                     6.7
Germany                                         6.6
Italy                                           4.8
Ireland                                         2.8
Hong Kong                                       2.6
Spain                                           2.3
United States                                   1.9
Australia                                       1.8
Singapore                                       1.4
Finland                                         1.3
Sweden                                          1.0
Norway                                          0.4
Belgium                                         0.4
Denmark                                         0.3
China                                           0.2
Canada                                          0.2
                                               ----
TOTAL                                          97.3%
                                               ----

ITEM  2. Controls and Procedures

(a) Within the 90-day period prior to the filing date of this report, the registrant's chief executive and financial officers evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940). Based upon that evaluation, the registrant's chief executive and financial officers concluded that the registrant's disclosure controls and procedures are functioning effectively to provide reasonable assurance that the registrant can meet its obligations to disclose in a timely manner material information required to be included in the registrant's reports on Form N-Q.

(b) There have been no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  3. Exhibits

(3) Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers are filed as exhibits.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      CitiStreet Funds, Inc.

Date: November 29, 2004               By: /s/ Paul S. Feinberg
                                          --------------------
                                          Paul S. Feinberg
                                          President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 29, 2004               By: /s/ Robert C. Dughi
                                          --------------------
                                          Robert C. Dughi
                                          Chairman of the Board

Date: November 29, 2004               By: /s/ Paul S. Feinberg
                                          --------------------
                                          Paul S. Feinberg
                                          President

Date: November 29, 2004               By: /s/ William D. Valentine
                                          ------------------------
                                          William D. Valentine
                                          Treasurer and Chief
                                          Financial Officer

                                  EXHIBIT LIST

(3) Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.